As filed with the Securities and Exchange Commission on August 31, 2001

                                                              File Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 82
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 83

                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                       Johanne Castro, Assistant Secretary
                              101 California Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)
                            -------------------------

             It is proposed that this filing will become effective:
             ____ immediately upon filing pursuant to Rule 485(b)
             ____ on _____________ pursuant to Rule 485(b)
              X   60 days after filing pursuant to Rule 485(a)(1)
             ____ 75 days after filing pursuant to Rule 485(a)(2)
             ____ on ______________ pursuant to Rule 485(a)

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                                THAO H. NGO, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                              THE MONTGOMERY FUNDS

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of Post-Effective Amendment

         Part A - Combined  Prospectus for Class A, B and C shares of Montgomery
                  U.S. Focus Fund, Montgomery Mid Cap Focus Fund, Montgomery Global Focus Fund, Montgomery International Focus Fund, Montgomery New Power Fund, Montgomery Emerging Markets Fund, Montgomery Total Return Bond Fund and other series of another Registrant.

         Part A - Prospectus for Class I Shares of Montgomery  Total Return Bond
                  Fund.

         Part A - Combined  Prospectus  for Class R shares of Montgomery Mid Cap
                  Fund  and  other   series  of  the   Registrant   and  another
                  Registrant.

         Part B - Statement  of  Additional  Information  for  Class R shares of
                  Montgomery Growth Fund, Montgomery Mid Cap Focus Fund, Montgomery Mid Cap Fund, Montgomery Small Cap Fund, Montgomery U.S. Focus Fund, Montgomery International Growth Fund, Montgomery International Focus Fund, Montgomery Global Opportunities Fund, Montgomery Global Long-Short Fund, Montgomery Global Communications Fund, Montgomery Emerging Markets Fund, Montgomery Emerging Asia Fund, Montgomery Total Return Bond Fund, Montgomery Short Duration Government Bond
                  Fund, Montgomery Government Money Market Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund.

         Part C - Other Information

         Signature Page

         Exhibits

      ---------------------------------------------------------------------

                                     PART A

               COMBINED PROSPECTUS FOR CLASS A, B AND C SHARES OF

                           MONTGOMERY U.S. FOCUS FUND
                          MONTGOMERY MID CAP FOCUS FUND
                          MONTGOMERY GLOBAL FOCUS FUND
                       MONTGOMERY INTERNATIONAL FOCUS FUND
                            MONTGOMERY NEW POWER FUND
                        MONTGOMERY EMERGING MARKETS FUND
                        MONTGOMERY TOTAL RETURN BOND FUND

                                       AND

                       OTHER SERIES OF ANOTHER REGISTRANT

      ---------------------------------------------------------------------

         The  Montgomery  Funds(SM)
         Prospectus  dated October 31,
         2001 (Class A, B and C Shares)


         FOCUS FUNDS
         U.S. Focus Fund (formerly U.S. Select 20 Portfolio)
         Mid Cap Focus Fund (formerly Mid Cap 20 Portfolio)
         Global Focus Fund (formerly Global 20 Portfolio)
         International Focus Fund (formerly International 20 Portfolio) Emerging Markets Focus Fund (formerly Emerging Markets 20 Portfolio)


         SPECIALTY FUNDS
         Global Long-Short Fund
         New Power Fund
         Emerging Markets Fund


         FIXED INCOME FUNDS
         Total Return Bond Fund




The Montgomery Funds have registered each mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Funds. The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                     TABLE OF CONTENTS

                      Focus Funds.............................................2

                      U.S. Focus Fund.........................................2

                      Mid Cap Focus Fund......................................4

                      Global Focus Fund.......................................6

                      International Focus Fund................................8

                      Emerging Markets Focus Fund............................10

                      Specialty Funds........................................12

                      Global Long-Short Fund.................................12

                      New Power Fund.........................................15

                      Emerging Markets Fund..................................18

                      Total Return Bond Fund.................................20

                      Additional Investment Strategies and Related Risks.....22

                      Management of the Funds................................24

                      Investment Options.....................................28

                      Buying, Selling and Exchanging Shares..................29

                      Other Account Information..............................30

                      After You Invest.......................................35

                      Financial Highlights...................................36

This prospectus describes only the Funds' Class A, B and C shares. The Montgomery Funds offer other classes of shares with different fees and expenses to eligible investors.

U.S. Focus Fund

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy       The Fund normally  concentrates its investments between
                         20 and 40 companies and will primarily invest its assets in those companies whose shares have a total stock market value (market capitalization) of at least
                         $1  billion.

                         The Fund's  strategy is to identify  well-managed  U.S.
                         companies that are expected to increase their sales and
                         corporate  earnings  on a  sustained  basis.  The  Fund
                         leverages the strength of Montgomery's  Global Research
                         Team,  a  centralized  team of analysts  and  portfolio
                         managers  that  supports the firm's  equity  investment
                         strategies  through  extensive,  original,  fundamental
                         analysis. When evaluating investment opportunities,  we
                         favor companies that have a visible  three-year  growth
                         plan,  are reasonably  valued  relative to their peers,
                         and  demonstrate  evidence  of  business  momentum as a
                         catalyst for growth and share price appreciation.
--------------------------------------------------------------------------------
Principal Risks          By  investing  in  stocks,  the Fund may  expose you to
                         certain  risks  that  could  cause  you to lose  money,
                         particularly   if  there  is  a  sudden  decline  in  a
                         holding's  share  price or an  overall  decline  in the
                         stock market. As with any stock fund, the value of your
                         investment  will  fluctuate on a day-to-day  basis with
                         movements in the stock  market,  as well as in response
                         to the activities of individual companies.  Because the
                         Fund is a  non-diversified  mutual fund that  typically
                         invests  in  20  to  40  companies,  the  value  of  an
                         investment  in the Fund will vary more in  response  to
                         developments  or changes in the market value  affecting
                         particular   stocks  than  will  an   investment  in  a
                         diversified  mutual fund  investing in a greater number
                         of securities.
--------------------------------------------------------------------------------
Performance Information  The bar  chart on the  facing  page  shows the risks of investing  in the Fund and how the Fund's  total return
                         has varied from year to year. All Fund results  reflect
                         the   reinvestment   of  dividend   and  capital   gain
                         distributions.  Results do not include a sales  charge;
                         if one were included, results would be lower. Of course, past performance is no guarantee of future results.

                         Results are not available for the 2000 calendar year because the Fund's Class A, Class B and Class C shares began investment operations on November 1, 2001. The returns in the bar chart and tables on the facing page are for a class of the Fund that is not offered in this prospectus. Because the shares of the Fund offered in this prospectus are invested in the same portfolio of securities, the annual returns of the classes of the Fund offered in this prospectus would differ only to the extent that the classes do not have the same fees or expenses.

U.S. Focus Fund cont'd

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01:  ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        --------------------------------------------------------------       ----------------------------------
                        2000                                                                 Highest [(Q4 2000)    +44.29%]
                        --------------------------------------------------------------
                        -3.12%                                                               Lowest  [(Q2 2000)    -18.36%]
                        --------------------------------------------------------------
                        U.S. Focus Fund*                                      -3.12%            -3.12%
                        -------------------------------------------------------------------------------------------------------
                        S&P 500 Index+                                        -9.11%            -9.11%
                                                                             1 Year            Inception (12/31/99)

                        * The  table  compares  the  Fund's  performance  with a
                          commonly used index for its market segment. Unlike the bar chart, the table reflects the Fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules.

                        + See page __ for a description of this index.


-------------------------------------------------------------------------------------------------------------------------------
Fees & Expenses                                                                     Class A         Class B        Class C
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Maximum Sales charge imposed on purchases (as a
                        percentage of offering price)                                5.75%(1)       None            None
                        Maximum deferred sales charge                                None(2)        5.00%(3)        1.00%(4)
                        Redemption Fee(5)                                            1.00%          None            None
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                               1.00%          1.00%           1.00%
                        Distribution/Service (12b-1) Fee                             0.25%          0.75%           0.75%
                        Shareholder Service Fee                                      0.00%          0.25%           0.25%
                        Other Expenses(6)                                            _.__%          _.__%           _.__%
                        Total Annual Fund Operating Expenses                         _.__%          _.__%           _.__%
                        Fee Reduction and/or Expense Reimbursement                   _.__%          _.__%           _.__%
                        Net Expenses(7)                                              1.25%          2.00%           2.00%
                        -------------------------------------------------------------------------------------------------------
                        1 Sales charges are reduced or eliminated  for purchases
                          of $50,000 or more.

                        2 A  contingent  deferred  sales charge of 1% applies to
                          certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

                        3 Deferred sales charges are reduced after 12 months and
                          eliminated after six years.

                        4 Deferred sales charge is eliminated after 12 months.

                        5 $10 will be deducted from redemption  proceeds sent by
                          wire or overnight courier.

                        6 Based on  estimated  amounts  for the  current  fiscal
                          year.

                        7 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.00% for Class A shares, and 1.25% for Class B and C shares. This contract has a 1-year term extendable for an additional at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. The Class B example reflects Class A expenses for years nine through ten since Class B shares automatically convert to Class
                        A shares after the end of eight years. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                   Assuming you redeem your shares at the
                                   end of each period                        Assuming you do not redeem your shares
                        -----------------------------------------------------------------------------------------------
                                    Year 1     Year 3    Year 5    Year 10    Year 1     Year 3    Year 5    Year 10
                        -----------------------------------------------------------------------------------------------
                        Class A       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class B       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class C       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------

Mid Cap Focus Fund cont'd.

Mid Cap Focus Fund |

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests  in a  concentrated  portfolio  of U.S.  mid-cap
                        companies.

                        The Fund normally concentrates its investments between 20 and 40 companies, and will primarily invest its assets in those companies whose shares have a market value (market capitalization) profile consistent with the S&P 400 MidCap Index. (This index had a weighted average market capitalization of $___ billion and a median of $___ billion on June 30, 2001.)

                        The Fund's portfolio managers follow a growth strategy to invest in mid-cap companies that have the potential to:

                        o  Gain market share within their industries

                        o  Deliver consistently high profits to shareholders

                        o  Increase their corporate earnings each quarter

                        o  Provide  solutions for current or impending  problems
                           in their respective industries or in society overall
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain  risks  that  could  cause  you to  lose  money,
                        particularly a sudden decline in a holding's share price
                        or an overall  decline in the stock market.  As with any
                        stock fund, the value of your  investment will fluctuate
                        on a  day-to-day  basis  with  movements  in  the  stock
                        market,  as well as in  response  to the  activities  of
                        individual   companies.    Because   the   Fund   is   a
                        non-diversified mutual fund that typically invests 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a diversified mutual fund investing in a greater number of securities.

                        The Fund's focus on mid-cap stocks may expose shareholders to additional risks. Securities of mid-cap companies may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, mid-cap stocks--and therefore the Fund--may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.
--------------------------------------------------------------------------------
Performance Information The Fund was launched on October 31,  2000.  Performance results are not provided because the Fund has not been in existence for a full calendar year.

Mid Cap Focus Fund cont'd.


Fees & Expenses                                                                      Class A        Class B       Class C
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Maximum Sales charge imposed on purchases (as a
                        percentage of offering price)                                 5.75%(1)       None          None
                        Maximum deferred sales charge                                 None(2)        5.00%(3)      1.00%(4)
                        Redemption Fee(5)                                             1.00%          None          None
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                1.00%          1.00%         1.00%
                        Distribution/Service (12b-1) Fee                              0.25%          0.75%         0.75%
                        Shareholder Service Fee                                       0.00%          0.25%         0.25%
                        Other Expenses(6)                                             _.__%          _.__%         _.__%
                        Total Annual Fund Operating Expenses                          _.__%          _.__%         _.__%
                        Fee Reduction and/or Expense Reimbursement                    _.__%          _.__%         _.__%
                        Net Expenses(7)                                               1.40%          2.15%         2.15%
                        ------------------------------------------------------------------------------------------------------
                        1 Sales charges are reduced or eliminated  for purchases
                          of $50,000 or more.

                        2 A  contingent  deferred  sales charge of 1% applies to
                          certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

                        3 Deferred sales charges are reduced after 12 months and
                          eliminated after six years.

                        4 Deferred sales charge is eliminated after 12 months.

                        5 $10 will be deducted from redemption  proceeds sent by
                          wire or overnight courier.

                        6 Based on  estimated  amounts  for the  current  fiscal
                          year.

                        7 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.15% for Class A shares, and 1.40% for Class B and C shares. This contract has a 1-year term extendable for an additional year at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. The Class B example reflects Class A expenses for years nine through ten since Class B shares automatically convert to Class
                        A shares after the end of eight years. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                   Assuming you redeem your shares at the
                                   end of each period                        Assuming you do not redeem your shares
                        -----------------------------------------------------------------------------------------------
                                    Year 1     Year 3    Year 5    Year 10    Year 1     Year 3    Year 5    Year 10
                        -----------------------------------------------------------------------------------------------
                        Class A       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class B       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class C       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------

Global Focus Fund | MNSFX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests in a concentrated  portfolio of companies in the
                        U.S. and abroad.

                        The Fund normally concentrates its investments between 20 and 40 companies. In identifying investment opportunities, the Fund may select companies in the United States or in developed foreign and emerging markets. The Fund will limit its investment in any one country to no more than 40% of its assets, or no more than two times the country's percentage weighting in the benchmark MSCI World Index - whichever is greater. (The MSCI World Index is described on page __.) The Fund's investments in U.S. companies, however, are not subject to these limits.

                        The  Fund's   portfolio   manager   seeks   well-managed
                        companies  of any size that he believes  will be able to
                        increase  their   corporate  sales  and  earnings  on  a
                        sustained basis. From these prospective investments, the
                        manager  favors  companies  that he considers  under- or
                        reasonably valued relative to their long-term prospects.
                        The manager also favors  companies that he believes have
                        a competitive  advantage,  offer innovative  products or
                        services and may profit from such trends as deregulation
                        and  privatization.  The Fund's  portfolio  manager  and
                        analysts  frequently  travel to the countries  where the
                        Fund  invests  or may invest to gain  firsthand  insight
                        into the economic, political and social trends affecting
                        investments in those countries.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain  risks  that  could  cause  you to  lose  money,
                        particularly a sudden decline in a holding's share price
                        or an overall  decline in the stock market.  As with any
                        stock fund, the value of your  investment will fluctuate
                        on a  day-to-day  basis  with  movements  in  the  stock
                        market,  as well as in  response  to the  activities  of
                        individual   companies.    Because   the   Fund   is   a
                        non-diversified mutual fund that typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a diversified mutual fund investing in a greater number of securities.

                        Because the Fund may invest up to 30% of its assets in any one developing markets country, it may be exposed to additional risks. Foreign and emerging markets tend to be more volatile than the U.S. due to economic and political instability and regulatory conditions. This risk is heightened in emerging markets, because of their relative economic and political immaturity and, in many instances, dependence on only a few industries. They also tend to be less liquid and more volatile and offer less regulatory protection for investors. Also, many of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Results do not include a sales charge; if one were included, results would be lower. Of course, past performance is no guarantee of future results.

                        Results are not available for the 2000 calendar year because the Fund's Class A, Class B and Class C shares began investment operations on November 1, 2001. The returns in the bar chart and tables on the facing page are for a class of the Fund that is not offered in this prospectus. Because the shares of the Fund offered in this prospectus are invested in the same portfolio of securities, the annual returns of the classes of the Fund offered in this prospectus would differ only to the extent that the classes do not have the same fees or expenses.

Global Focus Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ---------------------------------
                                                                                             1/1/01 - 9/30/01:  ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ---------------------------------
                         1996     1997      1998     1999      2000                          Highest [(Q4 1999)    +30.49%]
                        -----------------------------------------------------------------
                        20.46%    29.27%   9.40%   45.29%    -25.23%                         Lowest  [(Q3 1998)    -17.10%]
                        -----------------------------------------------------------------
                        Global Focus Fund*                                   -25.23%      13.10%        15.61%
                        ------------------------------------------------------------------------------------------------------
                        MSCI World Index+                                    -12.92%      12.53%        12.92%
                                                                             1 Year      5 Year        Inception (10/2/95)

                        * The  table  compares  the  Fund's  performance  with a
                          commonly used index for its market segment. Unlike the bar chart, the table reflects the Fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules.

                        + See page __ for a description of this index.

------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses                                                                      Class A        Class B       Class C
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Maximum  Sales charge  imposed on purchases (as a
                        percentage of offering price)                                 5.75%(1)       None          None
                        Maximum deferred sales charge                                 None(2)        5.00%(3)      1.00%(4)
                        Redemption Fee(5)                                             1.00%          None          None
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                1.25%          1.25%         1.25%
                        Distribution/Service (12b-1) Fee                              0.25%          0.75%         0.75%
                        Shareholder Service Fee                                       0.00%          0.25%         0.25%
                        Other Expenses(6)                                             _.__%          _.__%         _.__%
                        Total Annual Fund Operating Expenses                          _.__%          _.__%         _.__%
                        Fee Reduction and/or Expense Reimbursement                    _.__%          _.__%         _.__%
                        Net Expenses(7)                                               1.60%          2.35%         2.35%
                        ------------------------------------------------------------------------------------------------------
                        1  Sales charges are reduced or eliminated for purchases
                           of $50,000 or more.

                        2 A contingent deferred sales charge of 1% applies to certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

                        3 Deferred sales charges are reduced after 12 months and eliminated after six years.

                        4  Deferred sales charge is eliminated after 12 months.

                        5 $10 will be deducted from redemption proceeds sent by wire or overnight courier.

                        6 Based on estimated amounts for the current fiscal year.

                        7 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.35% for Class A shares, and 1.60% for Class B and C shares. This contract has a 1-year term extendable for an additional year at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. The Class B example reflects Class A expenses for years nine through ten since Class B shares automatically convert to Class
                        A shares after the end of eight years. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                   Assuming you redeem your shares at the
                                   end of each period                        Assuming you do not redeem your shares
                        -----------------------------------------------------------------------------------------------
                                    Year 1     Year 3    Year 5    Year 10    Year 1     Year 3    Year 5    Year 10
                        -----------------------------------------------------------------------------------------------
                        Class A       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class B       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class C       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------

                                       7

International Focus Fund |

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests in a  concentrated  portfolio  of  companies  in
                        developed international markets.

                        The Fund normally concentrates its investments between 20 and 40 companies and primarily invests its assets in companies whose shares have a total stock market value (market capitalization) of at least $1 billion. The managers concentrate the Fund's investments in the stock markets of western Europe, particularly the United Kingdom, France, Germany, Italy and the Netherlands, as well as developed markets in Asia, such as Japan and Hong Kong. The Fund typically invests in at least three countries outside the U.S., with no more than 40% of its assets (or twice the benchmark index weighting used by the Fund, whichever is greater) in any one country.

                        The portfolio manager seeks well-managed  companies that
                        he  believes  will be able to  increase  their sales and
                        corporate  earnings on a sustained  basis.  In addition,
                        the portfolio manager purchases shares of companies that
                        he considers to be under- or reasonably- valued relative
                        to  their  long-term   prospects.   The  manager  favors
                        companies that he believes have a competitive advantage,
                        offer  innovative  products or  services  and may profit
                        from such trends as deregulation and privatization.  The
                        Fund's portfolio manager and analysts  frequently travel
                        to the countries in which the Fund invests or may invest
                        to gain firsthand  insight into the economic,  political
                        and  social  trends  that  affect  investments  in those
                        countries.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly if there is a sudden decline in a holding's share price or an overall decline in the stock market.
                        As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. Because the Fund is a non-diversified mutual fund that typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a diversified mutual fund investing in a greater number of securities.

                        By investing primarily in foreign stocks, the Fund may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. To the extent that the Fund invests in small-cap foreign stocks, it may expose shareholders to additional risks. These risks include limited or inaccurate information; limited product lines, markets or financial resources; and securities that may trade less frequently and in limited volume. As a result, small-cap stocks may fluctuate significantly more in value than larger-cap stocks.

--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Results do not include a sales charge; if one were included, results would be lower. Of course, past performance is no guarantee of future results.

                        Results are not available for the 2000 calendar year because the Fund's Class A, Class B and Class C shares began investment operations on November 1, 2001. The returns in the bar chart and tables on the facing page are for a class of the Fund that is not offered in this prospectus. Because the shares of the Fund offered in this prospectus are invested in the same portfolio of securities, the annual returns of the classes of the Fund offered in this prospectus would differ only to the extent that the classes do not have the same fees or expenses.

International Focus Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01:  ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         2000                                                                Highest [(Q4 1999)    +44.29%]
                        -----------------------------------------------------------------
                        -16.86%                                                              Lowest  [(Q2 1998)    -18.36%]
                        -----------------------------------------------------------------
                        International Focus Fund*                            -16.86%           -16.86%
                        -------------------------------------------------------------------------------------------------------
                        MSCI EAFE Index+                                     -13.96%           -13.96%
                                                                             1 Year            Inception (12/31/99)

                        * The  table  compares  the  Fund's  performance  with a
                          commonly used index for its market segment. Unlike the bar chart, the table reflects the Fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules.

                        + See page __ for a description of this index.


-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses                                                                    Class A         Class B         Class C
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Maximum  Sales charge  imposed on purchases (as a
                        percentage of offering price)                               5.75%(1)       None            None
                        Maximum deferred sales charge                               None(2)        5.00%(3)        1.00%(4)
                        Redemption Fee(5)                                           1.00%          None            None
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                              1.10%          1.10%           1.10%
                        Distribution/Service (12b-1) Fee                            0.25%          0.75%           0.75%
                        Shareholder Service Fee                                     0.00%          0.25%           0.25%
                        Other Expenses(6)                                           _.__%          _.__%           _.__%
                        Total Annual Fund Operating Expenses                        _.__%          _.__%           _.__%
                        Fee Reduction and/or Expense Reimbursement                  _.__%          _.__%           _.__%
                        Net Expenses(7)                                             1.75%          2.50%           2.50%
                        -------------------------------------------------------------------------------------------------------
                        1  Sales charges are reduced or eliminated for purchases
                           of $50,000 or more.

                        2 A contingent deferred sales charge of 1% applies to certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

                        3 Deferred sales charges are reduced after 12 months and eliminated after six years.

                        4  Deferred sales charge is eliminated after 12 months.

                        5 $10 will be deducted from redemption proceeds sent by wire or overnight courier.

                        6 Based on estimated amounts for the current fiscal year.

                        7 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.50% for Class A shares, and 1.75% for Class B and C shares. This contract has a 1-year term extendable for an additional year at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. The Class B example reflects Class A expenses for years nine through ten since Class B shares automatically convert to Class
                        A shares after the end of eight years. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                   Assuming you redeem your shares at the
                                   end of each period                        Assuming you do not redeem your shares
                        -----------------------------------------------------------------------------------------------
                                    Year 1     Year 3    Year 5    Year 10    Year 1     Year 3    Year 5    Year 10
                        -----------------------------------------------------------------------------------------------
                        Class A       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class B       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class C       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------

Emerging Markets Focus Fund |

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests in a concentrated  portfolio of companies  based
                        or operating primarily in developing economies through the world.

                        The Fund normally concentrates its investments between 20 and 40 companies. The Fund normally invests its assets primarily in equity securities of not fewer than three but no more than 10 developing countries in the following regions: Latin America, Asia, Europe, the Middle East and Africa. The Fund may invest up to 50% of its total assets in a single emerging market.

                        The Fund's strategy combines  in-depth  financial review
                        with  on-site  analysis  of  companies,   countries  and
                        regions to identify  potential  investments.  The Fund's
                        portfolio manager and analysts  frequently travel to the
                        emerging  markets  to gain  firsthand  insight  into the
                        economic,   political  and  social  trends  that  affect
                        investments in those  countries.  The Fund allocates its
                        assets among emerging countries with stable or improving
                        macroeconomic  environments  and  invests  in  companies
                        within  those  countries  that  the  portfolio   manager
                        believes  have  high  capital   appreciation   potential
                        without  excessive risks. The portfolio manager may sell
                        stocks  "short"  (sell a security the Fund does not own)
                        in  an  effort  to  partially  hedge  the  Fund's  other
                        investments or to garner returns from insights made from
                        research.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. Because the Fund typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a diversified mutual fund investing in a greater number of securities.

                        The risks of investing in emerging markets are considerable. Emerging stock markets tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. In the past many emerging markets restricted the flow of money into or out of their stock markets, and some continue to impose restrictions on foreign investors. The economies of emerging countries may be predominantly based on only a few industries or on revenue from particular commodities and international aid. Most of the securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar. Because the Fund will invest a larger percentage of its assets in fewer countries, the value of an investment in the Fund may be more volatile and subject to higher risks than investments in other general emerging markets mutual funds or foreign stock mutual funds. Also, short sales are speculative investments and will cause the Fund to lose money if the value of a security does not go down as the portfolio manager expects. See "Additional Investment Strategies and Related Risks" on page __.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Results do not include a sales charge; if one were included, results would be lower. Of course, past performance is no guarantee of future results.

                        Results are not available for the 2000 calendar year because the Fund's Class A, Class B and Class C shares began investment operations on November 1, 2001. The returns in the bar chart and tables on the facing page are for a class of the Fund that is not offered in this prospectus. Because the shares of the Fund offered in this prospectus are invested in the same portfolio of securities, the annual returns of the classes of the Fund offered in this prospectus would differ only to the extent that the classes do not have the same fees or expenses.

Emerging Markets Focus Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ---------------------------------
                                                                                             1/1/01 - 9/30/01:  ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ---------------------------------
                         1998     1999      2000                                             Highest [(Q4 1999)    +44.29%]
                        -----------------------------------------------------------------
                        -20.7%    122.3%    -17.23%                                          Lowest  [(Q2 1998)    -18.36%]
                        -----------------------------------------------------------------
                        Emerging Markets Focus Fund*                         -17.23%            13.40%
                        ------------------------------------------------------------------------------------------------------
                        MSCI Emerging Markets Free Index+                    -30.61%            -4.83%
                                                                             1 Year            Inception (12/31/97)

                        * The  table  compares  the  Fund's  performance  with a
                          commonly used index for its market segment. Unlike the bar chart, the table reflects the Fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules.

                        + See page __ for a description of this index.

------------------------------------------------------------------------------------------------------------------------------
                                                                                     Class A        Class B       Class C
Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Maximum  Sales charge  imposed on purchases (as a
                        percentage of offering price)                                 5.75%(1)       None          None
                        Maximum deferred sales charge                                 None(2)        5.00%(3)      1.00%(4)
                        Redemption Fee(5)                                             1.00%          None          None
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                1.10%          1.10%         1.10%
                        Distribution/Service (12b-1) Fee                              0.25%          0.75%         0.75%
                        Shareholder Service Fee                                       0.00%          0.25%         0.25%
                        Other Expenses(6)                                             _.__%          _.__%         _.__%
                        Total Annual Fund Operating Expenses                          _.__%          _.__%         _.__%
                        Fee Reduction and/or Expense Reimbursement                    _.__%          _.__%         _.__%
                        Net Expenses(7)                                               2.05%          2.80%         2.80%
                        ------------------------------------------------------------------------------------------------------
                        1  Sales charges are reduced or eliminated for purchases
                           of $50,000 or more.

                        2 A contingent deferred sales charge of 1% applies to certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

                        3 Deferred sales charges are reduced after 12 months and eliminated after six years.

                        4  Deferred sales charge is eliminated after 12 months.

                        5 $10 will be deducted from redemption proceeds sent by wire or overnight courier.

                        6 Based on estimated amounts for the current fiscal year.

                        7 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.80% for Class A shares, and 2.05% for Class B and C shares. This contract has a 1-year term extendable for an additional year at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. The Class B example reflects Class A expenses for years nine through ten since Class B shares automatically convert to Class
                        A shares after the end of eight years. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                   Assuming you redeem your shares at the
                                   end of each period                        Assuming you do not redeem your shares
                        -----------------------------------------------------------------------------------------------
                                    Year 1     Year 3    Year 5    Year 10    Year 1     Year 3    Year 5    Year 10
                        -----------------------------------------------------------------------------------------------
                        Class A       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class B       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class C       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------

                                       11

Global Long-Short Fund | MNGLX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
                        Invests in long and short positions in equity securities in the U.S. and abroad.

                        The Fund is designed to harness the original research ideas generated by Montgomery's global research team to invest opportunistically around the world. The Fund is designed to profit from security selection, using long, short and leverage positions in combination to generate capital appreciation for the portfolio.

                        Under normal conditions, the Fund primarily invests its assets in long and short positions in equity securities of publicly traded companies in the United States and in developed foreign and emerging markets. Using fundamental analysis, the portfolio manager buys stocks "long" that he believes will perform better than their peers, and sell stocks "short" that they believe will underperform their peers. A long position is when the Fund purchases a stock outright, whereas a short position is when the Fund sells a security that it has borrowed. Short positions may be used to partially hedge long positions or to garner returns from insights made from the portfolio manager's company research. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because of the Fund's capital appreciation objective, the portfolio manager typically will maintain a net long exposure, rather than take positions designed to leave the Fund market neutral. The portfolio manager may also leverage the Fund's portfolio by engaging in margin borrowing or using options and financial futures contracts in an effort to enhance returns.

                        The Fund may  participate  in initial  public  offerings
                        (IPOs).  The Fund's access to IPOs on a continuing basis
                        cannot be guaranteed and the Fund may at times,  dispose
                        shares   of  those   offerings   shortly   after   their
                        acquisition.   The  Fund's   assets  may  be   allocated
                        strategically among countries and market sectors to take
                        advantage of market trends.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. Additionally, the Fund uses investment approaches that may present substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return by using margin, leverage, short sales and other forms of volatile financial derivatives such as options and futures. The Fund is not appropriate for conservative investors.

                        Short sales are speculative investments and will cause the Fund to lose money if the value of a security does not go down as the managers expect. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other equity mutual funds.

                        To the extent the Fund participates in IPOs, it is exposed to the risks generally associated with investing in companies that have little operating history as public companies. In addition, the market for IPOs has been volatile, and share prices of certain newly public companies have fluctuated significantly over short periods of time. The Fund also invests in companies that have not yet "gone public," and these investments create additional risks, such as illiquidity based on legal restrictions and less publicly available information.

                        By investing in foreign stocks, the Fund carries additional risks such as regulatory, political and currency risk. Moreover, the Fund may invest up to 30% of its total assets in emerging markets, which are far more volatile than the U.S. market. See "Additional Investment Strategies and Related Risks" on page __.

Global Long-Short Fund cont'd.

--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Results do not include a sales charge; if one were included, results would be lower. Of course, past performance is no guarantee of future results.

                        Results are not available for the 2000 calendar year because the Fund's Class A, Class B and Class C shares began investment operations on November 1, 2001. The returns in the bar chart and tables on the facing page are for a class of the Fund that is not offered in this prospectus . Because the shares of the Fund offered in this prospectus are invested in the same portfolio of securities, the annual returns of the classes of the Fund offered in this prospectus would differ only to the extent that the classes do not have the same fees or expenses.

Global Long-Short Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01:  ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                                                                                             ----------------------------------
                        -----------------------------------------------------------------
                         1998     1999      2000                                             Highest [(Q4 1999)    +60.33%]
                        -----------------------------------------------------------------
                        53.39%    135.07    -24.33%                                          Lowest  [(Q2 2000)    -11.22%]
                        -----------------------------------------------------------------

                        Global Long-Short Fund*                              -24.33%            39.69%
                        -------------------------------------------------------------------------------------------------------
                        MSCI All Country World Free Index+                   -13.94%            10.00%
                                                                             1 Year            Inception (12/31/97)

                        * The  table  compares  the  Fund's  performance  with a
                          commonly used index for its market segment. Unlike the bar chart, the table reflects the Fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules.

                        + See page __ for a description of this index.


-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses                                                                    Class A        Class B         Class C
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Maximum  Sales charge  imposed on purchases (as a
                        percentage of offering price)                               5.75%(1)       None           None
                        Maximum deferred sales charge                               None(2)        5.00%(3)       1.00%(4)
                        Redemption Fee(5)                                           1.00%2         None           None
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                              1.14%          1.14%          1.14%
                        Distribution/Service (12b-1) Fee                            0.25%          0.75%          0.75%
                        Shareholder Service Fee                                     0.00%          0.25%          0.25%
                        Other Expenses(3)                                           _.__%          _.__%          _.__%
                        Total Annual Fund Operating Expenses                        _.__%          _.__%          _.__%
                        Fee Reduction and/or Expense Reimbursement                  _.__%          _.__%          _.__%
                        Net Expenses(4)                                             2.60%          3.35%          3.35%
                        -------------------------------------------------------------------------------------------------------

                        1 Sales charges are reduced or eliminated for purchases of $50,000 or more.

                        2 A contingent deferred sales charge of 1% applies to certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

                        3 Deferred sales charges are reduced after 12 months and eliminated after six years.

                        4  Deferred sales charge is eliminated after 12 months.

                        5 $10 will be deducted from redemption proceeds sent by wire or overnight courier.

                        6 Based on estimated amounts for the current fiscal year.

                        7 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 2.35% for Class A shares, and 2.60% for Class B and C shares. This contract has a 1-year term extendable for an additional year at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. The Class B example reflects Class A expenses for years nine through ten since Class B shares automatically convert to Class
                        A shares after the end of eight years. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                   Assuming you redeem your shares at the
                                   end of each period                        Assuming you do not redeem your shares
                        -----------------------------------------------------------------------------------------------
                                    Year 1     Year 3    Year 5    Year 10    Year 1     Year 3    Year 5    Year 10
                        -----------------------------------------------------------------------------------------------
                        Class A       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class B       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class C       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class M       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------

New Power Fund |

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      The Fund  invests in the stocks of U.S. and foreign "new
                        power"   companies.   New  power   companies  are  those
                        companies   that  engage  in  energy  or   power-related
                        activities.   Energy-related   activities   may  involve
                        traditional and new sources of energy,  including solar,
                        geothermal,   wind,  hydro,  and  biomass  technologies.
                        Power-related activities may include those activities relating to the generation, transmission, distribution and supply of electricity, as well as new sources of power, including fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

                        The Fund  invests  across  multiple  sectors,  including
                        utilities,  energy,  capital goods and  technology,  and
                        emphasizes  companies  that are expected to benefit from
                        technological innovation,  environmental legislation and
                        changes in demand.  The Fund's  portfolio  manager seeks
                        well-managed,  public and/or  private  companies that he
                        believes  will be  able  to  increase  their  sales  and
                        corporate  earnings  on a sustained  basis (even  though
                        they may not yet  generate  profits).  He  favors  those
                        companies that he believes have a competitive advantage,
                        offer  innovative  products or  services  and may profit
                        from trends associated with deregulation of the electric
                        power industry, the introduction of new technologies and
                        the  continued   support  by  governments  for  stricter
                        environmental  regulations.  The Fund may participate in
                        initial public  offerings  (IPOs).  The Fund's access to
                        IPOs on a continuing  basis cannot be guaranteed and the
                        Fund may at times,  dispose  shares  of those  offerings
                        shortly after their  acquisition.  The Fund's assets may
                        be allocated  strategically  among  countries and market
                        sectors  to  take  advantage  of  market   trends.   The
                        portfolio  manager may also sell stocks  "short" (sell a
                        security  the  Fund  does  not  own)  in  an  effort  to
                        partially  hedge  the  Fund's  other  investments  or to
                        garner returns from insights made from research.
--------------------------------------------------------------------------------
Principal Risks         As with any stock  fund,  the  value of your  investment
                        will  fluctuate on a day-to-day  basis with movements in
                        the  stock  market  as  well  as in  the  prices  of the
                        individual  companies in the Fund's  portfolio.  Because
                        the Fund is a non-diversified  mutual fund, the value of
                        an  investment in the Fund will vary more in response to
                        developments  or changes in the market  value  affecting
                        particular   stocks  than  will  an   investment   in  a
                        diversified mutual fund investing in a greater number of
                        securities.    Also,   short   sales   are   speculative
                        investments and will cause the Fund to lose money if the value of a security does not go down as the portfolio manager expects.

                        Additionally, because the Fund invests in new power companies worldwide, it may own foreign stocks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. Additionally, by investing in securities denominated in foreign currencies, the Fund is also exposed to risks of currency fluctuation. Also, because the Fund primarily invests in energy and power-related companies, its share value may be affected by fluctuations in price and supply of energy fuels, energy conservation and supply of and demand for specific products or services. In addition, new power industries may be subject to greater price volatility than are many other industries, due to changes in government policies and regulation. New power companies can be particularly affected by such specific risks as: aggressive product pricing by competitors, rapid technological change, government regulation, failure of new products to meet expectations or to reach the marketplace, and inability to recover large capital investment costs.

                        Many new power companies may be small- or mid-capitalization in size. Smaller companies have less public information generally available, more-limited product lines, less liquidity, less frequent trading and limited financial resources. To the extent the Fund participates in IPOs, it is exposed to the risks generally associated with investing in companies that have little operating history as public companies. In addition, the market for IPOs has been volatile, and share prices of certain newly public companies have fluctuated significantly over short periods of time. The Fund also invests in companies that have not yet "gone public," and these investments create additional risks, such as illiquidity based on legal restrictions and less publicly available information. See "Additional Investment Strategies and Related Risks" on page __.

New Power Fund cont'd.
--------------------------------------------------------------------------------
Performance Information The Fund was launched on September 30, 2000. Performance results have not been provided because the Fund has not been in existence for a full calendar year.

New Power Fund cont'd.

Fees & Expenses                                                                    Class A         Class B         Class C
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Maximum  Sales charge  imposed on purchases (as a
                        percentage of offering price)                               5.75%(1)       None            None
                        Maximum deferred sales charge                               None(2)        5.00%(3)        1.00%(4)
                        Redemption Fee(5)                                           1.00%          None            None
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                              0.75%          0.75%           0.75%
                        Distribution/Service (12b-1) Fee                            0.25%          0.75%           0.75%
                        Shareholder Service Fee                                     0.00%          0.25%           0.25%
                        Other Expenses(6)                                           _.__%          _.__%           _.__%
                        Total Annual Fund Operating Expenses                        _.__%          _.__%           _.__%
                        Fee Reduction and/or Expense Reimbursement                  _.__%          _.__%           _.__%
                        Net Expenses(7)                                             1.50%          2.25%           2.25%
                        -------------------------------------------------------------------------------------------------------
                        1  Sales charges are reduced or eliminated for purchases
                           of $50,000 or more.

                        2 A contingent deferred sales charge of 1% applies to certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

                        3 Deferred sales charges are reduced after 12 months and eliminated after six years.

                        4  Deferred sales charge is eliminated after 12 months.

                        5 $10 will be deducted from redemption proceeds sent by wire or overnight courier.

                        6 Based on estimated amounts for the current fiscal year.

                        7 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.25% for Class A shares, and 1.50% for Class B and C shares. This contract has a 1-year term extendable for an additional year at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. The Class B example reflects Class A expenses for years nine through ten since Class B shares automatically convert to Class
                        A shares after the end of eight years. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Assuming you redeem your shares at the
                                    end of each period                        Assuming you do not redeem your shares
                        -----------------------------------------------------------------------------------------------
                                    Year 1     Year 3    Year 5    Year 10    Year 1     Year 3    Year 5    Year 10
                        -----------------------------------------------------------------------------------------------
                        Class A       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class B       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class C       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------

Emerging Markets Fund | MNEMX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests in  companies  based or  operating  primarily in
                        developing economies throughout the world.

                        Under normal conditions, the Fund primarily invests its assets in the stocks of companies of any size and based in the world's developing economies. The Fund typically maintains investments in at least six countries at all times, with no more than 35% of its assets in any single one of them. These may include:

                        o Latin America: Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay and Venezuela

                        o Asia: Bangladesh, China/Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam

                        o  Europe: Czech Republic, Greece, Hungary,  Kazakhstan,
                           Poland,   Portugal,    Romania,   Russia,   Slovakia,
                           Slovenia, Turkey and Ukraine

                        o  The Middle East: Israel and Jordan

                        o Africa: Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia and Zimbabwe

                        The Fund's strategy combines  in-depth  financial review
                        with  on-site  analysis  of  companies,   countries  and
                        regions to identify  potential  investments.  The Fund's
                        portfolio managers and analysts frequently travel to the
                        emerging  markets  to gain  firsthand  insight  into the
                        economic,   political  and  social  trends  that  affect
                        investments in those  countries.  The Fund allocates its
                        assets among emerging countries with stable or improving
                        macroeconomic  environments  and  invests  in  companies
                        within  those  countries  that  the  portfolio  managers
                        believe have high capital appreciation potential without
                        excessive risks.  The portfolio  managers strive to keep
                        the Fund  well  diversified  across  individual  stocks,
                        industries  and  countries  to reduce its overall  risk.
--------------------------------------------------------------------------------
Principal  Risks        By  investing  in  stocks,  the Fund may  expose  you to
                        certain  risks  that  could  cause  you to  lose  money,
                        particularly a decline in a holding's  share price or an
                        overall  decline in the stock market.  In addition,  the
                        risks of investing in emerging markets are considerable.
                        Emerging  stock  markets  tend to be much more  volatile
                        than the U.S.  market  due to  relative  immaturity  and
                        occasional  instability.  Some emerging markets restrict
                        the flow of money into or out of their stock markets and
                        impose restrictions on foreign investors.  These markets
                        tend  to  be  less  liquid  and  offer  less  regulatory
                        protection  for  investors.  The  economies  of emerging
                        countries  may be based on only a few  industries  or on
                        revenue from particular  commodities  and  international
                        aid.  Most of the  securities  in which the Fund invests
                        are denominated in foreign currencies,  whose values may
                        decline against the U.S. dollar.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions. Results do not include a sales charge; if one were included, results would be lower. Of course, past performance is no guarantee of future results.

                        Results are not available for the 2000 calendar year because the Fund's Class A, Class B and Class C shares began investment operations on November 1, 2001. The returns in the bar chart and tables on the facing page are for a class of the Fund that is not offered in this prospectus . Because the shares of the Fund offered in this prospectus are invested in the same portfolio of securities, the annual returns of the classes of the Fund offered in this prospectus would differ only to the extent that the classes do not have the same fees or expenses.

Emerging Markets Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01:  ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1993   1994    1995   1996   1997   1998   1999   2000                   Highest [(Q4 1999)    +35.91%]
                        -----------------------------------------------------------------
                        58.66%  -7.72%  -9.08% 12.32% -3.14% -38.28 63.16% -29.11%                Lowest  [(Q3 1998)    -24.65%]
                        -----------------------------------------------------------------
                        Emerging Markets Fund*                          -29.11%     -4.93%       0.41%
                        -------------------------------------------------------------------------------------------------------
                        MSCI Emerging Markets Free Index+               -30.61%     -4.17%       1.96%
                                                                        1 Year     5 Year      Inception (2/28/92)

                        * The  table  compares  the  Fund's  performance  with a
                          commonly used index for its market segment. Unlike the bar chart, the table reflects the Fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules.

                        + See page __ for a description of this index.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses                                                                    Class A         Class B         Class C
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Maximum  Sales charge  imposed on purchases (as a
                        percentage of offering price)                               5.75%(1)       None            None
                        Maximum deferred sales charge                               None(2)        5.00%(3)        1.00%(4)
                        Redemption Fee(5)                                           1.00%          None            None
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                              1.19%          1.19%           1.19%
                        Distribution/Service (12b-1) Fee                            0.25%          0.75%           0.75%
                        Shareholder Service Fee                                     0.00%          0.25%           0.25%
                        Other Expenses(6)                                           _.__%          _.__%           _.__%
                        Total Annual Fund Operating Expenses                        _.__%          _.__%           _.__%
                        Fee Reduction and/or Expense Reimbursement                  _.__%          _.__%           _.__%
                        Net Expenses(7)                                             2.05%          2.80%           2.80%
                        -------------------------------------------------------------------------------------------------------
                        1  Sales charges are reduced or eliminated for purchases
                           of $50,000 or more.

                        2 A contingent deferred sales charge of 1% applies to certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

                        3 Deferred sales charges are reduced after 12 months and eliminated after six years.

                        4  Deferred sales charge is eliminated after 12 months.

                        5 $10 will be deducted from redemption proceeds sent by wire or overnight courier.

                        6 Based on estimated amounts for the current fiscal year.

                        7 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.80% for Class A shares, and 2.05% for Class B and C shares. This contract has a 1-year term extendable for an additional year at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. The Class B example reflects Class A expenses for years nine through ten since Class B shares automatically convert to Class
                        A shares after the end of eight years. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                   Assuming you redeem your shares at the
                                   end of each period                        Assuming you do not redeem your shares
                        -----------------------------------------------------------------------------------------------
                                    Year 1     Year 3    Year 5    Year 10    Year 1     Year 3    Year 5    Year 10
                        -----------------------------------------------------------------------------------------------
                        Class A       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class B       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class C       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------

Total Return Bond Fund | MNTRX

--------------------------------------------------------------------------------
Objective               Total   return   consisting   of  income   and   capital
                        appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests in investment-grade bonds.

                        Under normal conditions, the Fund invests its assets primarily in a broad range of investment-grade bonds, including U.S. government securities, corporate bonds,
                        mortgage-related        securities,         asset-backed
                        securities--bonds backed by the income stream from sources such as car loans or credit-card payments--and money market securities. Investment-grade bonds are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB). From time to time the Fund may also invest in unrated bonds that the portfolio managers believe are comparable to investment-grade bonds.

                        The  Fund  may  include  bonds  of  any  maturity,   but
                        generally the  portfolio's  overall  effective  duration
                        ranges between four and five-and-a-half years. Effective
                        duration  is a measure of the  expected  change in value
                        from changes in interest rates. Typically, a bond with a
                        low duration  means that its value is less  sensitive to
                        changes  in  interest  rates,  and a  bond  with  a high
                        duration  means  that  its  value is more  sensitive  to
                        changes in  interest  rates.  The Fund  invests in bonds
                        that the portfolio  managers  believe  offer  attractive
                        yields and are undervalued relative to issues of similar
                        credit quality and interest rate sensitivity.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  bonds,  the  Fund may  expose  you to
                        certain  risks that could  cause you to lose  money.  As
                        with  most bond  funds,  the value of shares in the Fund
                        will fluctuate along with interest rates.  When interest
                        rates rise, a bond's market price generally declines.  A
                        fund, such as this one, which invests most of its assets
                        in bonds,  will behave  largely the same way. The Fund's
                        investments  in  mortgage-related  debt  securities  may
                        expose it to prepayment  risks when interest  rates fall
                        because the portfolio  managers may have to reinvest the
                        prepayment  proceeds at lower  interest rates than those
                        of its previous  investments.  As a result,  the Fund is
                        not appropriate  for investors whose primary  investment
                        objective is absolute  stability of principal.  The Fund
                        is not a money market fund.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions. Results do not include a sales charge; if
                        one were  included,  results would be lower.  Of course,
                        past performance is no guarantee of future results.
--------------------------------------------------------------------------------
                        Results are not available for the 2000 calendar year because the Fund's Class A, Class B and Class C shares began investment operations on November 1, 2001. The returns in the bar chart and tables on the facing page are for a class of the Fund that is not offered in this prospectus . Because the shares of the Fund offered in this prospectus are invested in the same portfolio of securities, the annual returns of the classes of the Fund offered in this prospectus would differ only to the extent that the classes do not have the same fees or expenses.

Total Return Bond Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01:  ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1998    1999    2000                                                Highest [(Q3 1998)    + 4.30%]
                        -----------------------------------------------------------------
                        8.72%    -0.59%  12.06%                                              Lowest  [(Q2 1999)    - 0.86%]
                        -----------------------------------------------------------------
                        Total Return Bond Fund*                                 12.06%           7.51%
                        -------------------------------------------------------------------------------------------------------
                        Lehman Brothers Aggregate Bond Index+                   11.63%           7.30%
                                                                               1 Year          Inception (6/30/97)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.


Fees & Expenses                                                                      Class A        Class B       Class C
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Maximum  Sales charge  imposed on purchases (as a
                        percentage of offering price)                                 5.75%(1)       None          None
                        Maximum deferred sales charge                                 None(2)        5.00%(3)      1.00%(4)
                        Redemption Fee(5)                                             1.00%          None          None
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                1.00%          1.00%         1.00%
                        Distribution/Service (12b-1) Fee                              0.25%          0.75%         0.75%
                        Shareholder Service Fee                                       0.00%          0.25%         0.25%
                        Other Expenses(6)                                             _.__%          _.__%         _.__%
                        Total Annual Fund Operating Expenses                          _.__%          _.__%         _.__%
                        Fee Reduction and/or Expense Reimbursement                    _.__%          _.__%         _.__%
                        Net Expenses(7)                                               0.90%          1.65%         1.65%
                        ------------------------------------------------------------------------------------------------------
                        1  Sales charges are reduced or eliminated for purchases
                           of $50,000 or more.

                        2 A contingent deferred sales charge of 1% applies to certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

                        3 Deferred sales charges are reduced after 12 months and eliminated after six years.

                        4  Deferred sales charge is eliminated after 12 months.

                        5 $10 will be deducted from redemption proceeds sent by wire or overnight courier.

                        6 Based on estimated amounts for the current fiscal year.

                        7 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 0.65% for Class A shares, and 0.90% for Class B and C shares. This contract has a 1-year term extendable for an additional year at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. The Class B example reflects Class A expenses for years nine through ten since Class B shares automatically convert to Class
                        A shares after the end of eight years. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Assuming you redeem your shares at the
                                    end of each period                        Assuming you do not redeem your shares
                        -----------------------------------------------------------------------------------------------
                                    Year 1     Year 3    Year 5    Year 10    Year 1     Year 3    Year 5    Year 10
                        -----------------------------------------------------------------------------------------------
                        Class A       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class B       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------
                        Class C       $__       $__        $__       $__        $__       $__        $__       $__
                        -----------------------------------------------------------------------------------------------

                       Additional Investment Strategies and Related Risks

Focus Funds Internet Montgomery intends to post Fund holdings for certain and Interactive Fund Focus Funds every week, which could pose the risk of
Risks                   certain persons using such  information to the detriment
                        of those Funds.  To mitigate this  potential  risk,  the
                        information  will  posted  on a  time-delayed  basis  of
                        approximately two weeks.  Portfolio holdings are subject
                        to change and should not be considered a  recommendation
                        to  buy  individual  securities.   Past  performance  of
                        individual securities,  as well as that of the Funds, is
                        no  guarantee  of future  results.  An  interruption  in
                        transmissions over the Internet generally,  or a problem
                        in  the  transmission  of   www.montgomeryfunds.com   in
                        particular, could result in a delay or interruption in your ability to access our Web site, to place purchase or sale orders with the Funds, to receive certain shareholder information electronically or otherwise to interact with the Funds.


Montgomery              To  the  extent  that  the  Fund   invests  in  Japanese
International Focus     securities,  the Fund  exposes  shareholders  to certain
Fund                    risks.  The Fund's share value may be more volatile than
                        that  of  mutual  funds  not  sharing  this   geographic
                        concentration. The value of the Fund's shares may vary dramatically in response to political and economic factors affecting companies in Japan.

                        Securities in Japan are denominated and quoted in yen. Yen are fully convertible and transferable, based on floating exchange rates, into all readily convertible currencies; there are no administrative or legal restrictions for both residents and non-residents of Japan. As a result, in the absence of a successful currency hedge, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in the value of Japanese yen relative to the U.S. dollar.

                        The decline in the Japanese securities market since 1989 has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-to-earnings ratios in comparison with those in the United States, even after that market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

Montgomery Global       General.  The Fund is considered to primarily invest its
Long-Short Fund         assets in long and short positions in equity securities.
                        The  value  of  long  and  short   positions   will  not
                        necessarily  be  equal.

                        Short Sales. When Montgomery believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

                        The Fund also may make short sales "against-the-box," in which it sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a "constructive sale," requiring the Fund to recognize any taxable gain from the transaction.

                        Until the Fund replaces a borrowed security, it will designate sufficient U.S. government securities, and other liquid debt and equity securities to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

                        Borrowing/ Leverage. The Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction. Total bank borrowings may not exceed one-third of the value of the Fund's assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in its portfolio yield. Although margin borrowing will be fully collateralized, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

                        Foreign Securities. By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. The risks of investing in emerging markets are considerable. Emerging stock markets tend to be much more volatile than the U.S. market due to the relative immaturity, and occasional instability, of their political and economic systems. In the past many emerging markets restricted the flow of money into or out of their stock markets, and some continue to impose restrictions on foreign investors. These markets tend to be less liquid and offer less regulatory protection for investors. The economies of emerging countries may be predominately based on only a few industries or on revenue from particular commodities, international aid and other assistance. Most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. Furthermore, during the period following the January 1, 1999, introduction by the European Union of a single European currency (the euro), market uncertainties and even market disruptions could negatively affect the Fund's investments in European companies.

Emerging Markets        The  portfolio  manager  of each  Fund may  sell  stocks
Focus Fund and New      "short" that it believes will go down. A short  position
Power Fund              is when the Fund sells a security  that it has borrowed.
                        The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock increases or decreases between the time it is sold and when the Fund replaces the borrowed security. As a result, an investment in either Fund may be more volatile than investments in other mutual funds.
                        Each Fund is not appropriate for conservative investors.

                        There can be no assurance that either Fund will be able to close out the short position at any particular time or at an acceptable price. Although each Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to each Fund.

                        Each Fund also may make short sales "against-the-box," in which it sells short securities it owns. Each Fund will incur transaction costs when opening, maintaining and closing short sales against-the-box, that result in a "constructive sale," requiring the Fund to recognize any taxable gain from the transaction.

                        Until each Fund replaces a borrowed security, it will designate sufficient U.S. government securities and other liquid debt and equity securities to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. Each Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of that Fund's net assets.

The Euro: Single        Investors in the  International  and Global Equity Funds
European Currency       should  note the  following:  On January  1,  1999,  the
                        European  Union  (EU)   introduced  a  single   European
                        currency called the euro. Eleven of the 15 EU members have begun to convert their currencies to the euro:
                        Austria,  Belgium,  Finland,  France, Germany,  Ireland,
                        Italy, Luxembourg,  the Netherlands,  Portugal and Spain
                        (leaving out Britain, Sweden, Denmark and Greece). For the first three years, the euro will be a phantom currency (only an accounting entry). Euro notes and coins will begin circulating in 2002.

                        The introduction of the euro has occurred, but the following uncertainties will continue to exist for some time:

                        o  Whether  the  payment,   valuation  and   operational
                           systems of banks and financial institutions can operate reliably

                        o The applicable conversion rate for contracts stated in the national currency of an EU member

                        o How clearing and settlement systems needed to process transactions reliably will work

                        o What the effects of the euro on European financial and commercial markets will be

                        o How new legislation and regulations will affect euro-related issues


                        These and other factors could cause market disruptions and affect the value of your shares in a Fund that invests in companies conducting business in Europe. Montgomery and its key service providers have taken steps to address euro-related issues, but there can be no assurance that these efforts will be sufficient.

Defensive Investments   At the  discretion  of its  portfolio  manager(s),  each
                        Montgomery Fund may invest up to 100% of its assets in cash for temporary defensive purposes. No Fund is required or expected to take such a defensive posture.
                        But if used, such an unlikely stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover      The Funds' portfolio  managers will sell a security when
                        they believe it is appropriate  to do so,  regardless of
                        how long a Fund has  owned  that  security.  Buying  and
                        selling securities  generally involves some expense to a
                        Fund,  such as  commission  paid to  brokers  and  other
                        transaction  costs.  By selling a  security,  a Fund may
                        realize taxable capital gains that it will  subsequently
                        distribute  to  shareholders.  Generally  speaking,  the
                        higher a Fund's annual portfolio  turnover,  the greater
                        its brokerage  costs and the greater the likelihood that
                        it  will  realize  taxable   capital  gains.   Increased
                        brokerage   costs   may   adversely   affect   a  Fund's
                        performance.  Also, unless you are a tax-exempt investor
                        or you purchase  shares through a tax-deferred  account,
                        the  distribution  of  capital  gains  may  affect  your
                        after-tax return.  Annual portfolio  turnover of 100% or
                        more is considered high. The following  Montgomery Funds
                        that  invest  in  stocks  will   typically  have  annual
                        turnover  in  excess  of  that  rate  because  of  their
                        portfolio  managers'  investment styles: U.S. Focus, Mid
                        Cap Focus, Global Focus,  International Focus,  Emerging
                        Markets Focus Funds,  Global  Long-Short,  New Power and
                        Emerging Markets. See "Financial  Highlights," beginning
                        on  page  __,  for  each  Fund's  historical   portfolio
                        turnover.


                        Management of the Funds

Investment Manager      The  investment  manager  of  the  Montgomery  Funds  is
                        Montgomery  Asset  Management,  LLC.  Founded  in  1990,
                        Montgomery   Asset   Management   is  a  subsidiary   of
                        Commerzbank  AG,  one  of  the  largest   publicly  held
                        commercial  banks in Germany.  As of September 30, 2001,
                        Montgomery Asset

                        Management managed approximately $__ billion on behalf of some ______ investors in the Montgomery Funds.

Management Fees         The table below shows the  management  fee rate actually
and Operating           paid to Montgomery Asset Management over the past fiscal
Expense Limits          year  and the  contractual  limits  on  total  operating
                        expenses for a class of each Funds that is not offered in this prospectus. The management fee amounts shown may vary from year to year, depending on actual expenses.
                        Actual fee rates may be greater than contractual rates to the extent Montgomery recouped previously deferred fees during the fiscal year.


                                                                                                           Lower Of Total
                                                                                                          Expense Limit Or
                                                                                                            Actual Total
                                                                                                            Expenses (not
                                                                                                              including
                                                                                                            distribution
                                                                                     Management Fees      expenses) (annual
                       Montgomery Fund                                                (annual rate)             rate)
                       -------------------------------------------------------------------------------------------------------
                       Focus Funds
                          U.S. Focus Fund                                                 1.00%                 1.40%
                          Mid Cap Focus Fund                                              1.00%                 1.40%
                          Global Focus Fund                                               1.25%                 1.80%
                          International Focus Fund                                        1.10%                 1.65%
                          Emerging Markets Focus Fund                                     1.10%                 1.60%
                       Specialty Funds
                          Global Long-Short Fund                                          1.50%                 2.35%
                          New Power Fund                                                  1.00%                 1.45%
                          Emerging Markets Fund                                           1.25%                 1.90%
                       Fixed Income Funds
                          Total Return Bond Fund                                          0.50%                 0.70%


                       Portfolio Manager   Fund                       Recent Portfolio Experience

Portfolio Managers     Oscar Castro, CFA   Montgomery Global Focus    Senior  Portfolio  Manager  and  Principal.   Mr.  Castro  has
                                           Fund; Montgomery           co-managed the International Focus Fund since its inception in
                                           International Focus Fund   1999 and the Global  Focus Fund since  2000.  Prior to joining
                                                                      Montgomery  in  1993,   Mr.  Castro  was  vice  president  and
                                                                      portfolio manager at G.T. Capital Management,  where he helped
                                                                      launch  and  manage  mutual  funds   specializing   in  global
                                                                      telecommunications  and Latin America.  Prior to that he was a founder and co-manager of the Common Goal World Fund, a global equity  partnership.  Mr.  Castro  holds a master of  Business
                                                                      Administration  degree in Finance  from Drexel  University  in
                                                                      Pennsylvania  and a  Bachelor  of Science  degree in  Chemical
                                                                      Engineering from Simon Bolivar University in Venezuela.  He is a Chartered Financial Analyst.


                       Frank Chiang        Montgomery Emerging        Portfolio Manager and Principal.  Mr. Chiang joined Montgomery
                                           Markets Fund               in 1996,  co-managing  the Montgomery  Emerging  Markets Fund.
                                                                      From 1993 to 1996, he was with TCW Asia Ltd., Hong Kong, where he was a managing director and portfolio  manager  responsible for  TCW's  Asian  Equity  strategy.  Prior  to  that  he  was
                                                                      associate   director   and   portfolio   manager  for  Wardley
                                                                      Investment  Services,  Hong Kong, where he created and managed three  dedicated  China  funds.  Mr.  Chiang has a Bachelor of
                                                                      Science  degree  in  Physics  and   Mathematics   from  McGill
                                                                      University  in  Montreal,  Canada,  and a Master  of  Business
                                                                      Administration and Finance degree from New York University. He is fluent in three Chinese  dialects:  Mandarin,  Shanghainese and Cantonese.


                                                                 25

                       Marie Chandoha      Montgomery Total Return    Portfolio   Manager  and  Principal.   Ms.   Chandoha   joined
                                           Bond Fund                  Montgomery  in 1999 as  portfolio  manager  of the  Montgomery
                                                                      Total  Return Bond Fund.  She began her  investment  career in
                                                                      1983.  From 1996 to 1999,  she was chief  bond  strategist  at
                                                                      Goldman  Sachs,  where she  advised  institutional  clients on optimal asset  allocation  strategies in the U.S. bond market.
                                                                      From  1994  to  1996,  she was  managing  director  of  global fixed-income  and  economics  research at Credit  Suisse First
                                                                      Boston,  where  she  managed  the  global  bond and  economics research department. Ms. Chandoha is a Phi Beta Kappa graduate of  Harvard  University,  with a  Bachelor  of Arts  degree in
                                                                      Economics.


                       Glen Hilton         Montgomery New Power Fund  Portfolio Manager.  Since joining the Montgomery Global Equity team in 1996,  Mr.  Hilton  has been  responsible  for  global infrastructure  investments,  including the growth sub-sectors of capital goods, utilities and consumer durables. He has been portfolio  manager for the Montgomery New Power Fund since its inception in 2001. Mr. Hilton joined Montgomery in 1995 in the firm's financial reporting  department and holds a Bachelor of
                                                                      Arts degree in Economics from Loyola University in Chicago.

                       Josephine Jimenez,  Montgomery Emerging        Senior  Portfolio  Manager and  Principal.  Ms. Jimenez joined
                       CFA                 Markets Fund; Montgomery   Montgomery  in 1991 to  launch  the  firm's  emerging  markets
                                           Emerging Markets Focus     discipline  and has managed the  Montgomery  Emerging  Markets
                                           Fund                       Fund since it launched in 1992.  In addition,  she has managed the Montgomery Emerging Markets Focus Fund since its inception in 1997.  Prior  to  joining  Montgomery,  Ms.  Jimenez  was a portfolio manager at Emerging Markets  Investors  Corporation.
                                                                      From 1981 through 1988, she analyzed U.S.  equity  securities, first at Massachusetts Mutual Life Insurance Company,  then at
                                                                      Shawmut  Corporation.  She received a Master of Science degree from the Massachusetts  Institute of Technology and a Bachelor
                                                                      of Science degree from New York University. She is a Chartered
                                                                      Financial Analyst.


                       Chetan Joglekar     Montgomery Global          Portfolio Manager. Mr. Joglekar joined Montgomery in 1997 as a
                                           Long-Short Fund            senior trader  responsible for the Asian and European markets.
                                                                      He has been  involved in  executing  long and short trades for the Montgomery  Global Long-Short Fund since its inception and has been  managing the Fund since 2000.  From 1995 to 1997, he was the  chief  trader  at  Janhavi  Securities  PVT  Ltd.,  a brokerage house based in India.  Mr. Joglekar holds a Bachelor of  Engineering  degree  with a  concentration  in  Mechanical
                                                                      Engineering from the University of Pune in India.


                       Jerome "Cam"        Montgomery Mid Cap Focus   Portfolio   Manager  and  Principal.   Mr.   Philpott   joined
                       Philpott, CFA       Fund                       Montgomery  in 1991 as an  analyst  for the Small  Cap  Equity team.  He has  co-managed  the Mid Cap  Focus  Fund  since its inception in 2000. Prior to Montgomery, Mr. Philpott served as a  securities  analyst  with  Boettcher  &  Company,  where he focused on the  consumer  and  telecommunications  industries.
                                                                      Prior to that he  worked as a general  securities  analyst  at
                                                                      Berger  Associates,  Inc., an investment  management firm. Mr.
                                                                      Philpott holds a Master of Business Administration degree from the Darden School at the University of Virginia and a Bachelor
                                                                      of  Arts  degree  in  Economics   from   Washington   and  Lee
                                                                      University. He is a Chartered Financial Analyst.

                                                                 26

                       Andrew Pratt, CFA   Montgomery U.S. Focus Fund Portfolio Manager. Mr. Pratt joined Montgomery in 1993 as part of the Growth Equity team. In 2000 he became portfolio manager of the U.S. Focus Fund. In addition, he has been managing U.S.
                                                                      equity portfolios for institutional  clients. Prior to joining
                                                                      Montgomery,  Mr. Pratt was with  Hewlett-Packard  as an equity analyst covering a variety of industry groups.  While at HP he also managed a portfolio of small-cap technology companies and researched private placement and venture capital  investments.
                                                                      Mr. Pratt holds a Bachelor of Business  Administration  degree from the  University  of  Wisconsin  and a Master  of  Science
                                                                      degree in  Finance  from  Boston  College.  He is a  Chartered
                                                                      Financial Analyst.

                       Charles I. Reed,    Montgomery Mid Cap Focus   Portfolio  Manager.  Mr. Reed joined  Montgomery in 1997 as an
                       CFA                 Fund                       analyst for the Small Cap Equity team. He has  co-managed  the
                                                                      Mid Cap Focus Fund since  2000.  From 1995 to 1997,  he was an equity analyst for Berger Associates, Inc., where he conducted research on publicly traded companies,  performed  fundamental analysis  of data  networking  companies,  and  developed  and maintained  financial models on companies within the financial telecommunications  and temporary  staffing  industries.  From
                                                                      1992 to 1995, Mr. Reed worked as a project  manager for Lipper
                                                                      Analytical Services,  Inc., performing mutual fund analysis on performance  and  expenses.  He received a Bachelor of Science degree in Finance from Colorado State  University and a Master of Science  degree in Finance  with an emphasis  in  Financial
                                                                      Analysis  from  the  University  of  Colorado.  Mr.  Reed is a
                                                                      Chartered Financial Analyst.

                       William Stevens     Montgomery Fixed-Income    Senior Portfolio Manager and Principal.  Mr. Stevens began his
                                           Funds                      investment  career in 1984 and has directed  Montgomery's U.S.
                                                                      Fixed-Income team since joining the firm in 1992, managing all
                                                                      Fixed-Income Funds since their inceptions. Prior to Montgomery he was  responsible for starting the  collateralized  mortgage obligation and asset-backed  securities  trading department at
                                                                      Barclays de Zoete Wedd Securities.  Previously,  he had headed the structured  product  department at Drexel Burnham Lambert, which included both origination and trading. Mr. Stevens has a
                                                                      Master of  Business  Administration  degree  from the  Harvard
                                                                      Business  School and is a Phi Beta Kappa  graduate of Wesleyan
                                                                      University.


Our Partners           As a  Montgomery  shareholder,  you may see the  names of
                       our partners on a regular basis. We all work  together to
                       ensure that your investments are handled   accurately and
                       efficiently.

                       o Funds Distributor, Inc., located in New York City and Boston, distributes the Montgomery Funds.

                       o DST Systems, Inc., located in Kansas City, Missouri, is the Funds' Master Transfer Agent. It performs certain recordkeeping and accounting functions for the Funds.

                       o State Street Bank and Trust Company, also located in Kansas City, Missouri, assists DST Systems, Inc. with certain recordkeeping and accounting functions for the Funds.

Additional             o  The Lehman  Brothers  Aggregate Bond Index is composed
Benchmark                 of    securities     from    the    Lehman    Brothers
Information               Government/Corporate   Bond   Index,   Mortgage-Backed
                          Securities  Index  and  Yankee  Bond  Index  (all U.S.
                          dollar-denominated,  SEC-registered,  fixed- rate debt
                          issued   or   guaranteed   by   foreign   governments,
                          municipalities,  government  agencies or international
                          agencies).  Total return comprises price appreciation/
                          depreciation   and  income  as  a  percentage  of  the
                          original investment. The index is rebalanced monthly by market capitalization.

                       o The Morgan Stanley Capital International (MSCI) All-Country World Free Index is a capitalization-weighted index composed of securities listed on the stock exchanges of more than 45 developed and emerging countries, including the United States.

                       o The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.

                       o The MSCI World Index measures the performance of selected stocks in 22 developed countries. The index is presented net of dividend withholding taxes.

                       o The Russell 2000 Index is a capitalization-weighted total return index that includes the smallest 2,000 companies within the Russell 3000 Index.

                       o The Standard & Poor's (S&P) 500 Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

                       o The S&P Mid Cap 400 Index is an unmanaged broad-based composite index that measures the performance of 400 mid-sized companies (with market capitalizations between $189 million and $23 billion) in the U.S. market.


                       Investment Options

                       The class of shares that is best for you depends on a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Funds' multi-class arrangements can be found on page 31.

Class A Shares         o   You pay an initial  sales charge when you buy Class A
                           shares of any maximum of 5.75%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

                       o You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances, including purchases of $50,000 and over and rights of accumulation.

                       o Class A shares are subject to a lower Rule 12b-1 fee. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

                       o You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 12 months after your initial purchase.

                       o Class A shares that (i) were purchased through certain fee-based programs or (ii) were not subject to an initial sales charge or CDSC will be subject to a redemption fee of 1.00% on amounts redeemed within the first year of purchase.

Class B Shares
                       o You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

                       o You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors.

                       o Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

                       o Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C Shares         o  You do not pay an initial  sales  charge  when you buy
                          Class C shares. The full amount of your purchase payment is invested initially.

                       o You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors.

                       o Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholder.

                       o Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

                        Class M Shares are not available for purchase. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

                        Buying, Selling and Exchanging Shares

Purchasing Shares       You may  purchase  and sell  shares  through  securities
                        brokers  and  benefit  plan   administrators   or  their
                        subagents.   You  should   contact  them   directly  for
                        information  regarding  how to invest or redeem  through
                        them.   They  may   have   higher   minimum   investment
                        requirements and may charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 P.M. eastern time) on any day the New York Stock Exchange (NYSE) is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated net asset value (NAV). Brokers and benefit plan administrators who perform shareholder servicing for the Fund may receive fees from the Funds or Montgomery for providing these services.

Exchanging Shares       You may  exchange  Class A, B, and C shares  in one Fund
                        for Class A, B, and C shares in another in accounts with the same registration, Taxpayer Identification Number and address. Applicable minimums apply to exchanges as well as purchases. Note that an exchange is treated as a sale and may result in a realized gain or loss for tax purposes. Additionally, you may be subject to a CDSC under certain conditions.

                        We will process your exchange order at the next-calculated NAV. This means that if your exchange order is received after 4:00 P.M. eastern time on a particular day, it will be processed at the NAV calculated on the next trading day.

                        You may exchange shares only in those Funds that are qualified for sale in your state and that are offered in this prospectus. You may not exchange shares in one Fund for shares of another that is currently closed to new shareholders unless you are already a shareholder in the closed Fund.

                        Because excessive exchanges can harm a Fund's performance, we reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one Fund during a 12-month period. We may also refuse an exchange into a Fund from which you have sold shares within the previous 90 days (accounts under common control and accounts having the same Taxpayer Identification Number will be counted together).

                        We may restrict or refuse your exchanges if we receive, or anticipate receiving, simultaneous orders affecting a large portion of a Fund's assets or if we detect a pattern of exchanges that suggests a market-timing strategy.

                        We reserve the right to refuse exchanges into a Fund by any person or group if, in our judgment, the Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or might be adversely affected in other ways.

Selling Shares          You may sell  some or all of your  Fund  shares  on days
                        that  the  NYSE  is  open  for  trading.   Note  that  a
                        redemption is treated as a sale and may result in a realized gain or loss for tax purposes.

                        Your shares will be sold at the next NAV we calculate for the applicable Fund after receiving your order. We will promptly pay the proceeds to you, normally within three business days of receiving your order and all necessary documents (including a written redemption order with the appropriate signature guarantee). We will mail or wire you the proceeds, depending on your instructions. Redemption proceeds from shares purchased by check or bank transfer may be delayed 15 calendar days to allow the check or transfer to clear. Within this 15-day period, you may choose to exchange your investment into a Montgomery Money Market Fund if you have a prospectus for one of those Funds.

                        Aside from any applicable redemption fees or CDSC, we also charge the following fees:

                        o For shares sold by wire, a $10 wire transfer fee that will be deducted directly from the proceeds.

                        o For redemption checks requested by Federal Express, a $10 fee will be deducted directly from the redemption proceeds.

                        In accordance with SEC rules, we reserve the right to suspend redemptions under extraordinary circumstances.

                        Other Account Information

How Fund Shares Are     How and  when  we  calculate  the  Funds'  price  or NAV
Priced                  determines  the  price  at  which  you  will buy or sell
                        shares. We calculate a Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Funds' investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes.
                        This is more likely to happen with foreign securities traded in foreign markets that have different time zones than in the United States. Major developments affecting the prices of those securities may occur after the foreign markets in which such securities trade have closed, but before the Fund calculates its NAV. In this case, Montgomery, subject to the supervision of the Fund's Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than security's closing price in its relevant market.

                        We calculate the NAV of each Fund after the close of trading on the NYSE every day the NYSE is open. We do not calculate NAVs on days on which the NYSE is closed for trading. Certain exceptions apply as described below. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 P.M. on weekdays, except for holidays. If your order is received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order. More details about how we calculate the Funds' NAVs are provided in the Statement of Additional Information.

                        Several of our Funds invest in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign-currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the

                        U.S. dollar value of foreign-denominated securities, even if their market price does not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, a Fund's foreign securities--and its price--may fluctuate during periods when you can't buy, sell or exchange shares in the Fund.

Sales Charges           Class A Shares.  Part of the  front-end  sales charge is
                        paid directly to the selling  broker-dealer (the "dealer
                        reallowance").   The   remainder   is  retained  by  the
                        Distributor and may be used either to promote the sale of the Funds or to compensate the Distributor for its efforts to sell the Funds.

                                                                                                                  Dealer
                                                                                                               reallowance
                                                                          As a percentage   As a percentage  as a percentage
                                                                            of offering         of your        of offering
                       Your investment                                         price          investment          price
                       -------------------------------------------------------------------------------------------------------
                       Less than $50,000                                          5.75%            5.82%             5.00%
                       $50,000 or more, but less than $100,000                    4.75%            4.99%             4.30%
                       $100,000 or more, but less than $250,000                   3.25%            3.36%             3.00%
                       $250,000 or more, but less than $500,000                   2.25%            2.30%             2.00%
                       $500,000 or more, but less than $1,000,000                 1.25%            1.27%             1.00%
                       $1,000,000 or more                                         0.00%*           0.00%*            0.00%*

                       * The Manager may pay a dealer reallowance on purchases of $1 million or more during a 13-month period. The dealer reallowance, as a percentage of offering price, is as follows: 1.00% on purchases between $1 million and $2 million; plus 0.80% on the amount between $2 million and $3 million; plus 0.50% on the amount between $3 million and $50 million; plus 0.25% on the amount exceeding $50 million; plus 0.25% of the amount exceeding $100 million. Class A shares that (i) were not purchased through certain fee-based programs or (ii) were not subject to an initial sales charge or CDSC will be subject to a redemption fee of 1.00% on amounts redeemed within the first year of purchase.

                        There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

                        o Accumulation privilege--lets you add the value of shares of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges

                        o Letter of intent--lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the New Account application and the Statement of Additional Information for terms and conditions

                        o Combination privilege--lets you combine purchases of Class A share of multiple Montgomery Funds for the purpose of reducing the sales charge

                        To  use  these   privileges,   contact  your   financial
                        consultant or Montgomery to add these options to an existing account.

Class B Shares.         Class B shares are  offered at their net asset value per
                        share, without any initial sales charge, but are subject to a CDSC if redeemed within six years of purchase (a
                        "back-end load"). The Distributor pays the selling broker-dealer a 4.00% commission at the time of sale.
                        There is no CDSC imposed on shares acquired through reinvestment of dividends or capital gains.

                       Years Since Purchase Payment was Made               Percentage Contingent Deferred Sales Charge
                       -------------------------------------------------------------------------------------------------------
                       First                                               5
                       -------------------------------------------------------------------------------------------------------
                       Second                                              4
                       -------------------------------------------------------------------------------------------------------
                       Third                                               3
                       -------------------------------------------------------------------------------------------------------
                       Fourth                                              3
                       -------------------------------------------------------------------------------------------------------
                       Fifth                                               2
                       -------------------------------------------------------------------------------------------------------
                       Sixth                                               1
                       -------------------------------------------------------------------------------------------------------
                       Seventh                                             0*
                       -------------------------------------------------------------------------------------------------------

                        * After the end of the eighth year, Class B shares convert into Class A shares.

                        Class C Shares. Class C shares are offered at their net asset value per share without any initial sales charge. Class C shares, however, are subject to a CDSC if they are redeemed within one year of purchase. The Distributor may pay the selling broker-dealer up to a 1.00% commission at the time of sale. Shareholders who redeem Class C shares within one year of purchase will be charged a CDSC of 1.00% of shares redeemed. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

                        Class B and C Shares. The CDSC will be imposed on the original purchase price of the redeemed shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

                        In general, the CDSC may be waived on shares you sell for the following reasons:

                        o Payments through certain systematic retirement plans and other employee benefit plans

                        o Qualifying distributions from qualified retirement plans and other employee benefit plans

                        o Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 59 1/2

                        o  Participation in certain fee-based programs

                        To use any of these waivers, contact your financial consultant or Montgomery.

                        Reinstatement Privilege. If you sell shares of a Fund, you may invest some or all of the proceeds in the same Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

                        To use this privilege, contact your financial consultant or Montgomery.

                        Net Asset Value Purchases. Class A shares may be sold at net asset value to:

                        o Current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Transfer Agent, the Manager and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members

                        o  Current  or  retired  registered  representatives  or
                           full-time  employees  and  their  spouses  and  minor
                           children and plans of broker-dealers or other institutions that have selling agreements with the Distributor

                        o Investors who exchange their shares from an unaffiliated investment company that has a comparable sales charge, so long as shares are purchased within 60 days of the redemption

                        o Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees

                        o Investment advisors, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services

                        o Employer-sponsored benefit plans in connection with purchases of shares of Class A shares made as a result of participant-directed exchanges between options in such a plan

                        o "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Class A shares

                        o Such other persons as are determined by the Manager to have acquired shares under circumstances not involving any sales expense

Other Policies          Minimum Account Balances. Due to the cost of maintaining
                        small accounts, we require a minimum Fund account balance of $2,500. If your account balance falls below that amount for any reason, we will ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions, we will redeem your shares and send you the proceeds. We believe that this policy is in the best interests of all our shareholders.

                        Expense Limitations. Montgomery Asset Management may reduce its management fees and absorb expenses to maintain total operating expenses (excluding Rule 12b-1 fees interest, taxes and dividend expenses) for each Fund below its previously set operating expense limit. The Investment Management Agreement allows Montgomery three years to recoup amounts previously reduced or absorbed, provided the Fund remains within the applicable expense limitation. Montgomery generally seeks to recoup the oldest amounts before seeking payment of fees and expenses for the current year.

                        Shareholder  Servicing  Plan.  Each  Fund has  adopted a
                        Shareholder Servicing Plan, under which the Fund pays Montgomery or its Distributor a shareholder servicing fee at an annual rate of up to 0.25% of the Fund's average daily net assets. The fee is intended to reimburse the recipient for providing or arranging for services to shareholders. The fee may also be used to pay certain brokers, transfer agents and other financial intermediaries for providing shareholder services.

                        Share Marketing Plan ("Rule 12b-1 Plan"). Each Fund has adopted a Rule 12b-1 Plan for its Class A, B and Class C shares. Under the Rule 12b-1 Plan, each Fund will pay distribution fees to the Distributor at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to its Class A shares and 0.75% of each Fund's aggregate average daily net assets attributable to its Class B and Class C shares to reimburse the Distributor for its distribution costs with respect to such classes. Because the Rule 12b-1 fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                        In-Kind Redemptions. When in the judgment of the Manager it is consistent with the best interests of a Fund, an investor may redeem shares of the Fund and receive securities from the Fund's portfolio selected by the Manager at its sole discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of the Fund's shares.

Internet and            By buying or selling  shares  over the  Internet  or the
Telephone               phone, you agree to reimburse the Funds for any expenses
Transactions            or losses incurred in connection with transfers of money
                        from your account. This includes any losses or expenses caused by your bank's failure to honor your debit or act in accordance with your instructions. If your bank makes erroneous payments or fails to make payment after you buy shares, we may cancel the purchase and immediately terminate your the Internet or telephone transaction privileges.

                        The shares you purchase over the Internet or by phone will be priced at the first net asset value we determine after receiving your request. You will not actually own the shares, however, until we receive your payment in full. If we do not receive your payment within three business days of your request, we will cancel your purchase. You may be responsible for any losses incurred by a Fund as a result.

                        Please note that we cannot be held liable for following instructions that we reasonably believe to be genuine. We use the following safeguards to ensure that the instructions we receive are accurate and authentic:

                        o  Recording certain calls

                        o Requiring an authorization number or other personal information not likely to be known by others

                        o Sending a transaction confirmation to the investor The Funds and our Transfer Agent may be held liable for any losses due to unauthorized or fraudulent telephone transactions only if we have not followed these reasonable procedures.

                        We reserve the right to revoke the transaction privileges of any shareholder at any time if he or she has used abusive language or misused the Internet or phone privileges by making purchases and redemptions that appear to be part of a systematic market-timing strategy.

                        If you notify us that your address has changed, or you change your address online, we will temporarily suspend your telephone redemption privileges until 30 days after your notification, to protect you and your account. We require that all redemption requests made during this period be in writing with a signature guarantee.

                        Shareholders may experience delays in exercising Internet and/or telephone redemption privileges during periods of volatile economic or market conditions. In these cases you may want to transmit your redemption request:

                        o  Via overnight courier

                        o  By telegram

                        You may discontinue Internet or telephone privileges at any time.

Tax Withholding         Be sure to complete the Taxpayer  Identification  Number
Information             (TIN)  section of the New  Account  application.  If you
                        don't have a Social Security Number or TIN, apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue
                        Service (IRS). If you do not provide us with a TIN or a Social Security Number, federal tax law may require us to withhold 31% of your taxable dividends, capital-gain distributions, and redemption and exchange proceeds
                        (unless you qualify as an exempt payee under certain rules).

                        Other rules about TINs apply for certain investors. For example, if you are establishing an account for a minor under the Uniform Gifts to Minors Act, you should furnish the minor's TIN. If the IRS has notified you that you are subject to backup withholding because you failed to report all interest and dividend income on your tax return, you must check the appropriate item on the New Account application. Foreign shareholders should note that any dividends the Funds pay to them may be subject to up to 30% withholding instead of backup withholding.

Privacy Notice          The  Montgomery  Funds may collect or capture  nonpublic
                        information about you from the following sources:

                        o The Montgomery Funds New Account application or other forms;

                        o  Oral conversations with our representatives;

                        o  Your transactions with us; and

                        o  Electronic sources such as our Web sites or e-mails.

                        We do not disclose any nonpublic personal information about our customers or former customers to non-affiliated third parties without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as the transfer agent or brokers) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

                       After You Invest

Tax Consequences       IRS rules require that the Funds  distribute all of their
                       net  investment  income and  capital  gains,  if any,  to
                       shareholders.  Capital  gains may be taxable at different
                       rates  depending  on the  length of time a Fund holds its
                       assets.   We'll  inform  you  about  the  source  of  any
                       dividends and capital gains upon payment. After the close of each calendar year, we will advise you of their tax status. The Funds' distributions, whether received in cash or reinvested, may be taxable. Any redemption of a Fund's shares or any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

                       Additional information about tax issues relating to The Montgomery Funds can be found in our Statement of Additional Information available free by calling 800.572.FUND [3863]. Consult your tax advisor about the potential tax consequences of investing in the Funds.

Dividends and          As a shareholder in The Montgomery Funds, you may receive
Distributions          income dividends and capital-gain distributions for which
                       you will owe taxes (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan).
                       Income dividends and capital-gain distributions are paid to shareholders who maintain accounts with each Fund as of its "record date."

                       If you would like to receive dividends and distributions in cash, indicate that choice on your New Account application. Otherwise, the distributions will be reinvested in additional Fund shares.

                       If you plan to purchase shares in a Fund, check if it is planning to make a distribution in the near future. Here's why: If you buy shares of a Fund just before a distribution, you'll pay the full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may not have participated in the Fund's appreciation.

                       Each of the Funds declares and pays income dividends and capital gains in the last quarter of each calendar year. Following their fiscal year end (June 30), the Funds may make additional distributions to avoid the imposition of a tax.

Keeping You            After you invest  you will  receive  our Meet  Montgomery
Informed               Guide,  which  includes  more  information  about buying,
                       exchanging and selling shares in The Montgomery Funds. It
                       also  describes in more detail useful tools for investors
                       such  as  the   Montgomery   Star   System   and   online
                       transactions. During the year we will also send you the following communications:

                       o   Confirmation statements

                       o Account statements, mailed after the close of each calendar quarter (also available online)

                       o Annual and semiannual reports, mailed approximately 60 days after June 30 and December 31

                       o   1099 tax form, sent by January 31

                       o   5498 tax form, sent by May 31

                       o   Annual   updated   prospectus,   mailed  to  existing
                           shareholders in the fall

                       To save you money, we will send only one copy of each shareholder report, prospectus and prospectus supplement to your household if you hold accounts under a common ownership or at the same address (regardless of the number of shareholders or accounts at that household or address). We will household all shareholder documents indefinitely; however, if you prefer to continue to receive separate mailings for each shareholder living in your household, please call 800.572.FUND [3863].

Financial Highlights

The financial highlights tables are intended to help you understand the Funds' performance for the periods shown. The following selected per-share data and ratios for the periods ended June 30, 2001, June 30, 2000, June 30, 1999, March 31, 1999, and June 30, 1998, were audited by PricewaterhouseCoopers LLP. Their August 18, 2000, August 18, 1999, June 11, 1999, and August 14, 1998, reports appear in the 2000, 1999 and 1998 Annual Reports of the Funds. Information for the periods ended June 30, 1995, through June 30, 1997, was audited by other independent accountants, whose report is not included here. The financial information for the periods indicated relates to the Class R shares of the Funds, which are not subject to any sales charges, Rule 12b-1 fees or shareholder servicing fees (except for the Montgomery Global Long-Short Fund which has a 0.25% shareholder servicing fee). The total return figures in the tables represent the rate an investor would have earned (or lost) on an investment in the relevant Fund (assuming reinvestment of all dividends and distributions).

                                                                             Net
                                                                          increase/
                                                                  Net     (decrease)                                   Distributions
                                                                realized    in net                                           in
                                                                  and       assets   Dividends   Dividends  Distributions   excess
                                        Net Asset      Net     unrealized  resulting   from      in excess    from net      of net
                                         Value -   investment  gain/(loss)   from       net        of net     realized     realized
 Selected Per-Share Data for the Year   Beginning    income/      on       investment investment investment   capital      capital
           or Period Ended:             of Period    (loss)    investments operations  income     income       gains        gains
-----------------------------------------------------------------------------------------------------------------------------------
              Focus Funds
              -----------
U.S. Focus Fund
     06/30/01                           $11.53      (0.09)      (3.23)       (3.32)       --         --         (0.44)         --
     06/30/00(a)                         10.00       0.00(2)     1.53         1.53        --         --         --             --
Mid Cap Focus Fund
     06/30/01(b)                        $10.00       0.05       (1.33)       (1.28)       (0.03)     --         --             --
Global Focus Fund
     06/30/01(1)                        $22.83      (0.12)      (7.75)       (7.87)       --         --         (3.95)         --
     06/30/00(1)                         22.20      (0.43)       4.17         3.74        --         --         (3.11)         --
     06/30/99(1)                         20.98      (0.09)       2.70         2.61        (0.24)     (0.10)     (1.05)         --
     06/30/98(1)                         20.01       0.12        2.70         2.82        --         --         (1.85)         --
     06/30/97(1)                         16.46       0.01        4.16         4.17        (0.10)     --         (0.52)         --
International Focus Fund
     06/30/01                           $10.01      (0.50)      (2.72)       (3.22)       --         --         --             --
     06/30/00(c)                         10.00      (0.02)       0.03(5)      0.01        --         --         --             --
Emerging Markets Focus Fund
     06/30/01                           $16.57       0.20       (2.73)       (2.53)       (0.04)     --         --             --
     06/30/00                            13.15       0.19        3.47         3.66        (0.16)     (0.08)     --             --
     04/01/99-06/30/99                    9.63       0.04        3.48         3.52        --         --         --             --
     03/31/99(1)                         11.43       0.12       (1.76)       (1.64)       (0.16)     --         --             --
     03/31/98(d)(1)                      10.00       0.27        1.16         1.43        --         --         --             --

------------------
(a)  The U.S. Focus Fund commenced operations on December 31, 1999.

(b)  The Midcap Focus Fund commenced operations on October 31, 2000.

(c)  The International Focus Fund commenced operations on December 31, 1999

(d)  The Emerging Markets Focus Fund commenced operations on December 31, 1997.

(1) Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

(2)  Amount represents less than $0.01 per share.

(3)  Total return represents aggregate total return for the periods indicated.

(4)  Annualized.

(5) The amounts shown in this caption for each share outstanding throughout the period may not be in accordance with the net realized and unrealized gain/(loss) for the period because of the timing of the purchases and withdrawals of shares in relation to the fluctuating market values of the Fund.


                                                                                                          Expense
                                                                                                           ratio
                                                                                                           before
                                                                           Net                            deferral
                                                            Ratio of    investment                        of fees
                                                              net        income/               Expense       by        Expense
                                                    Net    investment    (loss)                 ratio      Manager,     ratio
                           Net Asset              assets,    income/     before               including   including   excluding
Distributions               Value -               end of    (loss) to   deferral   Portfolio   interest    interest    interest
    from         Total      End of     Total      period     average    of fees    turnover    and tax     and tax     and tax
  capital    distribution   Period    Return(3)  (in 000s) net assets  by Manager    rate      expenses    expenses    expenses
-------------------------------------------------------------------------------------------------------------------------------



     --        (0.44)       $7.77     (29.65)%     $1,858    (0.75)%     $(1.46)      237%       1.49%       13.49%      1.40%

     --        --           11.53      15.30        3,346    (0.08)(4)    (0.13)      247        1.40(4)      4.37(4)    1.40%(4)

     --        (0.03)       $8.69     (12.85)%     $2,501     0.53%(4)   $(0.05)      179%       1.41%(4)     4.28%(4)   1.40%(4)


     --        (3.95)      $11.01     (38.40)%    $53,354    (0.82)%     $(0.17)      198%       1.82%        2.00%      1.80%
     --        (3.11)       22.83      17.14      115,839    (1.87)       (0.44)      181        2.73         2.76       1.80
     --        (1.39)       22.20      13.89      136,792    (0.47)       (0.09)      115        1.76         1.76       1.73
     --        (1.85)       20.98      15.44      269,667     0.58         0.12       151        1.81         1.81       1.80
     --        (0.62)       20.01      26.35      172,509     0.04        (0.01)      158         --          1.92       1.82


     --        --           $6.79     (32.27)%       $269    (1.03)%     $(2.92)      258%       1.94%       17.15%      1.65%

     --        --           10.01       0.10        2,264    (0.35)(4)    (0.20)      114        1.65(4)      5.59(4)    1.65(4)

     --        (0.04)      $14.00     (15.26)%    $10,156     1.68%      $(0.09)      182%       1.72%        4.37%      1.60%
     --        (0.24)       16.57      27.91        4,725     0.66        (0.79)      264        1.62         6.15%      1.60
     --        --           13.15      36.55        2,551     0.05(4)     (0.10)      200        1.73(4)      8.82(4)    1.73(4)
     --        (0.16)        9.63     (14.04)       1,655     1.24        (0.52)      437        2.10         8.68       2.10
     --        --           11.43      14.40        1,789    10.46(4)     (0.07)       71        2.10(4)     15.34(4)    2.10(4)



                                                                             Net
                                                                          increase/
                                                                  Net     (decrease)
                                                               realized     in net                                     Distributions
                                                                  and       assets              Dividends  Distributio  in excess
                                        Net Asset     Net     unrealized  resulting  Dividends  in excess   from net      of net
                                        Value -    investment gain/(loss)   from     from net    of net     realized     realized
 Selected Per-Share Data for the Year   Beginning  income/        on      investment investment investment  capital       capital
           or Period Ended:             of Period    (loss)   investments operations  income     income     gains         gains
---------------------------------------------------------------------------------------------------------------------------------
            Specialty Funds
            ---------------
Global Long-Short Fund - Class A
     06/30/01(1)                           $30.80    (0.16)     (8.36)      (8.52)     --        --         (9.12)     --
     06/30/00                               19.65    (0.60)     13.74       13.14      --        --         (1.99)     --
     04/01/99-06/30/99(f)(g)                16.47    (0.06)      3.24        3.18      --        --         --         --
     03/31/99(1)                            12.70    (0.05)      4.92        4.87      --        --         (1.10)     --
     03/31/98(e)(1)                         10.00     0.02       2.68        2.70      --        --         --         --
Global Long-Short Fund - Class B
     06/30/01(1)                           $29.98    (0.20)     (8.30)      (8.50)     --        --         (9.12)     --
     06/30/00                               19.35    (0.80)     13.42       12.62      --        --         (1.99)     --
     04/01/99-6/30/99(g)                    16.25    (0.15)      3.25        3.10      --        --         --         --
     03/31/99(1)                            12.64    (0.16)      4.87        4.71      --        --         (1.10)     --
     03/31/98(e)(1)                         10.00     0.00(2)    2.64        2.64      --        --         --         --
Global Long-Short Fund - Class C
     06/30/01(1)                           $27.72    (0.15)     (8.43)      (8.58)     --        --         (9.12)     --
     06/30/00                               18.01    (0.71)     12.41       11.70      --        --         (1.99)     --
     04/01/99-6/30/99(g)                    15.13    (0.13)      3.01        2.88      --        --         --         --
     03/31/99(1)                            11.83    (0.15)      4.55        4.40      --        --         (1.10)     --
     03/31/98(e)(1)                         10.00     0.00(2)    1.83        1.83      --        --         --         --
New Power Fund
     06/30/01(h)                           $10.00     0.03      (2.06)      (2.03)     (0.01)    --         (0.08)     --
Emerging Markets Fund
     06/30/01(1)                           $12.04     0.01      (3.13)      (3.12)     --        --         --         --
     06/30/00(1)                            10.24    (0.12)      1.92        1.80      --        --         --         --
     06/30/99                                9.86     0.92      (0.54)       0.38      --        --         --         --
     06/30/98                               16.85     0.07      (6.58)      (6.51)     (0.15)    --         (0.33)     --
     06/30/97                               14.19     0.07       2.66        2.73      (0.07)    --         --         --
          Fixed Income Funds
Total Return Bond Fund
     06/30/01                              $11.33     0.76       0.51        1.27      (0.70)    --         --         --
     06/30/00                               11.66     0.77      (0.20)       0.57      (0.75)    --         --         (0.15)
     06/30/99                               12.44     0.73      (0.35)       0.38      (0.73)    (0.01)     (0.42)     --
     06/30/98(k)                            12.00     0.72       0.56        1.28      (0.72)    --         (0.12)     (0.00)(2)

------------------
(1) Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

(2)  Amount represents less than $0.01 per share.

(3)  Total return represents aggregate total return for the periods indicated.

(4)  Annualized.

(e)  The Global Long-Short Fund commenced operations on December 31, 1997.

(f) On January 29, 1999, Class R shares were issued in exchange for Class A shares.

(g)  The Fund changed its year end from March 31 to June 30.

(h)  The New Power Fund commenced operations on September 29, 2000.

(k)  The Total Return Bond Fund commenced operations on June 30, 1997.

                                                                                                         Expense
                                                                                                          ratio
                                                                                                          before
                                                                          Net                            deferral
                                                           Ratio of    investment                         of fees
                                                              net        income/              Expense       by       Expense
                                                   Net     investment    (loss)                ratio      Manager,    ratio
                          Net Asset              assets,    income/      before              including   including   excluding
Distributions              Value -               end of    (loss) to    deferral   Portfolio  interest    interest   interest
    from        Total      End of     Total     period (in  average     of fees    turnover    and tax     and tax    and tax
  capital  distributions   Period    Return(3)     000s)    net assets  by Manager    rate      expenses    expenses   expenses
-----------------------------------------------------------------------------------------------------------------------------

     --        (9.12)      $13.16   (34.16)%     $90,973    (0.72)%     $(0.16)      117%       2.93%       2.93%      2.25%
     --        (1.99)       30.80    67.54       368,301    (1.92)       (0.60)      204        3.91        3.91       2.06
     --        --           19.65    19.61       216,300    (2.30)(4)    (0.06)       43        4.18(4)     4.61(4)    2.35(4)
     --        (1.10)       16.47    39.87        83,638    (0.35)       (0.09)      226        3.40        3.79       2.35
     --        --           12.70    27.20        16,579     0.65(4)     (0.05)       84        2.78(4)     5.19(4)    2.35(4)

     --        (9.12)      $12.36   (35.40)%      $9,304    (1.03)%     $(0.21)      117%       3.70%       3.70%      3.05%
     --        (1.99)       29.98    65.83        23,333    (2.65)       (0.80)      204        4.67        4.67       2.82
     --        --           19.35    19.38        18,704    (3.07)(4)    (0.16)       43        4.93(4)     5.36(4)    3.10(4)
     --        (1.10)       16.25    38.88        17,031    (1.10)       (0.28)      226        4.15        4.54       3.10
     --        --           12.64    26.50          $ 61    (0.10)(4)    (0.00)(2)    84        3.53(4)     5.94(4)    3.10(4)

               (9.12)      $10.02   (40.62)%      $3,101    (0.90)%     $(0.15)      117%       3.70%       3.70%      3.04%
     --        (1.99)       27.72    65.61         9,927    (2.65)       (0.71)      204        4.67        4.67       2.82
     --        --           18.01    19.37         7,209    (3.07)(4)    (0.15)       43        4.93(4)     5.36(4)    3.10(4)
     --        (1.10)       15.13    38.81         6,425    (1.10)       (0.26)      226        4.15        4.54       3.10
     --        --           11.83    18.50           202    (0.10)(4)    (0.00)(2)    84        3.53(4)     5.94(4)    3.10(4)

     --        (0.09)       $7.88   (26.21)%        $632     0.44%(4)   $(0.47)      306%       1.52%(4)    9.11%(4)   1.45%(4)

     --        --           $8.92   (25.91)%    $166,948     0.15%      $(0.04)       97%       1.98%       2.46%      1.90%
     --        --           12.04    17.58       290,505    (1.03)       (0.13)      113        2.29        2.45       1.90
     --        --           10.24     3.85       344,907     0.01         0.96        86        2.05        2.15       1.90
     --        (0.48)        9.86   (39.20)      758,911     0.55         0.07        97        1.65        1.65       1.60
     --        (0.07)       16.85    19.34     1,259,457     0.48           --        83            --         --      1.67


     --        (0.70)      $11.90    11.06%      $31,788     6.02%       $0.68       573%       0.95%       1.59%      0.70%
     --        (0.90)       11.33     4.96        28,112     6.78         0.75       176        0.80        1.13       0.70
     --        (1.16)       11.66     3.20        38,476     5.88         0.72       158        1.16        1.25       0.70
     --        (0.84)       12.44    10.92        77,694     5.81         0.71       390        1.29        1.34       0.70

[Outside back cover]

                      You can find more information about The Montgomery Funds' investment policies in the Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

                      To request a free copy of the SAI, call us at 800.572. FUND [3863]. You can review and copy further information about The Montgomery Funds, including the SAI, at the Securities and Exchange Commission's (SEC's) Public Reference Room in Washington, D.C. To obtain information on the operation of the Public Reference Room please call
                      202.942.8090. Reports and other information about The Montgomery Funds are available through the SEC's Web site at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009, or e-mailing the SEC at publicinfo@sec.gov.

                      You can also find further information about The Montgomery Funds in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected each Fund's performance during the previous fiscal period. To request a free copy of the most recent annual or semiannual report, call us at 800.572. FUND [3863], option 3.

                      Corporate Headquarters:

                               The MONTGOMERY Funds
                               101 California Street
                               San Francisco, CA 94111-9361

                                                     [Logo]

                                                 Invest wisely.(R)
                                               800.572.FUND [3863]
                                             www.montgomeryfunds.com



                      SEC File Nos.:   The Montgomery Funds    811-6011
                         The Montgomery Funds II               811-8064

                                               Funds Distributor, Inc. 10/01 ___

      ---------------------------------------------------------------------

                                     PART A

                        PROSPECTUS FOR CLASS I SHARES OF

                        MONTGOMERY TOTAL RETURN BOND FUND

      ---------------------------------------------------------------------

                         The Montgomery FundsSM
                         Prospectus dated October 31, 2001
                         (Class I Shares)



                         Total Return Bond Fund













The Montgomery Funds have registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Fund. The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                      TABLE OF CONTENTS

                      Total Return Bond Fund...................................1

                      Additional Investment Strategies and Related Risks.......3

                      Management of the Fund...................................3

                      Buying, Selling & Exchanging Shares......................4

                      Other Account Information................................8

                      After You Invest........................................10

                      Financial Highlights....................................12

This prospectus describes only the Fund's I shares. The Montgomery Funds offer other classes of shares with different fees and expenses to eligible investors.

Total Return Bond Fund | MNTRX

--------------------------------------------------------------------------------
Objective               Total   return   consisting   of  income   and   capital
                        appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests  in   investment-grade   bonds.   Under   normal
                        conditions,  the Fund invests its assets  primarily in a
                        broad range of  investment-grade  bonds,  including U.S.
                        government securities, corporate bonds, mortgage-related
                        securities, asset-backed securities--bonds backed by the
                        income   stream  from  sources  such  as  car  loans  or
                        credit-card   payments--and   money  market  securities.
                        Investment-grade bonds are those rated within the four highest grades by rating agencies such as Standard &
                        Poor's (at least  BBB),  Moody's (at least Baa) or Fitch
                        (at least BBB). From time to time the Fund may also invest in unrated bonds that the portfolio managers believe are comparable to investment-grade bonds.

                        The  Fund  may  include  bonds  of  any  maturity,   but
                        generally the  portfolio's  overall  effective  duration
                        ranges between four and five-and-a-half years. Effective
                        duration  is a measure of the  expected  change in value
                        from changes in interest rates. Typically, a bond with a
                        low duration  means that its value is less  sensitive to
                        changes  in  interest  rates,  and a  bond  with  a high
                        duration  means  that  its  value is more  sensitive  to
                        changes in  interest  rates.  The Fund  invests in bonds
                        that the portfolio  managers  believe  offer  attractive
                        yields and are undervalued relative to issues of similar
                        credit quality and interest rate sensitivity.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  bonds,  the  Fund may  expose  you to
                        certain  risks that could  cause you to lose  money.  As
                        with  most bond  funds,  the value of shares in the Fund
                        will fluctuate along with interest rates.  When interest
                        rates rise, a bond's market price generally declines.  A
                        fund, such as this one, which invests most of its assets
                        in bonds,  will behave  largely the same way. The Fund's
                        investments  in  mortgage-related  debt  securities  may
                        expose it to prepayment  risks when interest  rates fall
                        because the portfolio  managers may have to reinvest the
                        prepayment  proceeds at lower  interest rates than those
                        of its previous  investments.  As a result,  the Fund is
                        not appropriate  for investors whose primary  investment
                        objective is absolute  stability of principal.  The Fund
                        is not a money market fund.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions.   Of  course,   past  performance  is  no
                        guarantee of future results.

                        Results are not available for the 2000 calendar year because the Fund's Class I shares began investment operations on November 1, 2001. The returns in the bar chart and tables on the facing page are for a class of the Fund that is not offered in this prospectus. Because the shares of the Fund offered in this prospectus are invested in the same portfolio of securities, the annual returns of the classes of the Fund offered in this prospectus would differ only to the extent that the classes do not have the same fees or expenses.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01:  ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1998    1999     2000                                               Highest [(Q3 1998)    + 4.30%]
                        -----------------------------------------------------------------
                        8.72%    -0.59%   12.06%                                             Lowest  [(Q2 1999)    - 0.86%]
                        -----------------------------------------------------------------
                        Total Return Bond Fund*                                 12.06%           7.51%
                        -------------------------------------------------------------------------------------------------------
                        Lehman Brothers Aggregate Bond Index+                   11.63%           7.30%
                                                                               1 Year          Inception (6/30/97)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.


-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                            ___%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              0.30%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Shareholder Service Fee                                                     0.25%
                        Other Expenses(2)                                                           _.__%
                        Total Annual Fund Operating Expenses                                        _.__%
                        Fee Reduction and/or Expense Reimbursement                                  _.__%
                        Net Expenses(3)                                                             0.42%
                        -------------------------------------------------------------------------------------------------------
                        1  The ___%  redemption fee applies only to those shares
                           redeemed  within ___ months from the date of purchase
                           and  is  paid  to the  Fund.  Shareholders  who  have
                           invested at least $______ in the Fund (less any prior
                           redemptions)  are not subject to the redemption  fee.
                           $10 will be deducted from redemption proceeds sent by
                           wire or overnight courier.

                        2 Based on estimated amounts for the current fiscal year.

                        3 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 0.42%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Total Return Bond Fund

                       Additional Investment Strategies and Related Risks

Defensive              At the discretion of its portfolio managers, the Fund may
Investments            invest  up to 100% of its  assets  in cash for  temporary
                       defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such an unlikely stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.


Portfolio Turnover     The Fund's  portfolio  managers will sell a security when
                       they believe it is  appropriate  to do so,  regardless of
                       how long the Fund has owned  that  security.  Buying  and
                       selling securities generally involves some expense to the
                       Fund,  such as  commission  paid  to  brokers  and  other
                       transaction  costs.  By selling a security,  the Fund may
                       realize taxable  capital gains that it will  subsequently
                       distribute  to  shareholders.   Generally  speaking,  the
                       higher the Fund's annual portfolio turnover,  the greater
                       its brokerage  costs and the greater the likelihood  that
                       it  will  realize   taxable   capital  gains.   Increased
                       brokerage   costs  may   adversely   affect   the  Fund's
                       performance.  Also, unless you are a tax-exempt  investor
                       or you purchase  shares through a  tax-deferred  account,
                       the   distribution  of  capital  gains  may  affect  your
                       after-tax  return.  Annual portfolio  turnover of 100% or
                       more is considered  high.  The Fund will  typically  have
                       annual  turnover  in excess of that rate  because  of its
                       portfolio  managers'  investment  style.  See  "Financial
                       Highlights"   beginning   on  page  __,  for  the  Fund's
                       historical portfolio turnover.

Additional             The Lehman  Brothers  Aggregate Bond Index is composed of
Benchmark              securities from the Lehman Brothers  Government/Corporate
Information            Bond Index,  Mortgage-Backed  Securities Index and Yankee
                       Bond Index (all U.S. dollar-denominated,  SEC-registered,
                       fixed-  rate  debt  issued  or   guaranteed   by  foreign
                       governments,   municipalities,   government  agencies  or
                       international agencies). Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.


                       Management of the Fund

Investment Manager     The  investment   manager  of  the  Montgomery  Funds  is
                       Montgomery  Asset  Management,   LLC.  Founded  in  1990,
                       Montgomery   Asset   Management   is  a   subsidiary   of
                       Commerzbank   AG,  one  of  the  largest   publicly  held
                       commercial  banks in Germany.  As of September  30, 2001,
                       Montgomery Asset Management managed approximately $__ billion on behalf of some ______ investors in the Montgomery Funds.

Management Fees        The table below shows the contractual management fee rate
and Operating          to  be  paid  to  Montgomery  Asset  Management  and  the
Expense Limits         contractual  limits on total  operating  expenses  of the
                       Class I shares of the Fund during the current fiscal year. The management fee amounts shown may vary from year to year, depending on actual expenses. Actual fee rates may be greater than contractual rates to the extent
                       Montgomery recouped previously deferred fees during the fiscal year.

                                                          Lower Of Total Expense
                                                           Limit Or Actual Total
                                                         Expenses (not including
                                      Management Fees     distribution expenses)
           Montgomery Fund            (annual rate)            (annual rate)

            Total Return Bond Fund        0.30%                     0.42%

Total Return Bond Fund

                       Portfolio Manager   Fund                       Recent Portfolio Experience
Portfolio Managers     Marie Chandoha      Montgomery Total Return    Portfolio   Manager  and  Principal.   Ms.   Chandoha   joined
                                           Bond Fund                  Montgomery  in 1999 as  portfolio  manager  of the  Montgomery
                                                                      Total  Return Bond Fund.  She began her  investment  career in
                                                                      1983.  From 1996 to 1999,  she was chief  bond  strategist  at
                                                                      Goldman  Sachs,  where she  advised  institutional  clients on optimal asset  allocation  strategies in the U.S. bond market.
                                                                      From  1994  to  1996,  she was  managing  director  of  global fixed-income  and  economics  research at Credit  Suisse First
                                                                      Boston,  where  she  managed  the  global  bond and  economics research department. Ms. Chandoha is a Phi Beta Kappa graduate of  Harvard  University,  with a  Bachelor  of Arts  degree in
                                                                      Economics.



                       William Stevens     Montgomery Fixed-Income    Senior Portfolio Manager and Principal.  Mr. Stevens began his
                                           Funds                      investment  career in 1984 and has directed  Montgomery's U.S.
                                                                      Fixed-Income team since joining the firm in 1992, managing all
                                                                      Fixed-Income Funds since their inceptions. Prior to Montgomery he was  responsible for starting the  collateralized  mortgage obligation and asset-backed  securities  trading department at
                                                                      Barclays de Zoete Wedd Securities.  Previously,  he had headed the structured  product  department at Drexel Burnham Lambert, which included both origination and trading. Mr. Stevens has a
                                                                      Master of  Business  Administration  degree  from the  Harvard
                                                                      Business  School and is a Phi Beta Kappa  graduate of Wesleyan
                                                                      University.

Our Partners           As a Montgomery shareholder, you may see the names of our
                       partners on a regular basis. We all work together to ensure that your investments are handled accurately and efficiently.

                       o Funds Distributor, Inc., located in New York City and Boston, distributes the Montgomery Funds.

                       o DST Systems, Inc., located in Kansas City, Missouri, is the Funds' Master Transfer Agent. It performs certain recordkeeping and accounting functions for the Fund.

                       o State Street Bank and Trust Company, also located in Kansas City, Missouri, assists DST Systems, Inc. with certain recordkeeping and accounting functions for the Fund.



                       Buying, Selling & Exchanging Shares

What You Need to       You pay no sales  charge to  invest  in the  Fund.  Trade
Know About Your        requests  received  after the close of trading on the New
Montgomery Account     York Stock Exchange  (NYSE),  normally 1:00 P.M.  Pacific
                       time (4:00 P.M. eastern time) will be executed at the following business day's closing price. The minimum initial investment in the Fund is $________. Subsequent investments in the Fund must be at least $________.

                       Under certain conditions we may waive these minimums. If you buy shares through a broker or investment advisor, different requirements may apply. All investments must be made in U.S. dollars. Purchases may also be made in certain circumstances by payment of securities. See "In-kind Purchases" below and the Statement of Additional Information for further details.

                       We must receive payment from you within three business days of your purchase. In addition, the Fund and the Distributor each reserve the right to reject any purchase.

Investing in the Fund  The Fund is  available  to  institutional  investors  and
Through Financial      investment  advisors  through  select  programs.
Intermediaries

                       You may  purchase  and  sell  shares  through  securities
                       brokers and benefit plan administrators or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the net asset value (NAV) calculated after receipt of the order by them (generally, 4:00 P.M. eastern time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next calculated NAV. Brokers and benefit plan administrators who perform shareholder servicing for the Fund may receive fees from the Fund or

Total Return Bond Fund

                       Montgomery for providing those services.

Investing in the Fund  By Mail Send your signed,  completed application,  with a
Directly With          check  payable to  Montgomery  Total Return Bond Fund, to
Montgomery             the appropriate address below. Your check must be in U.S.
                       dollars  and drawn  only on a bank  located in the United
                       States. We do not accept third-party checks, "starter" checks, credit-card checks, instant-loan checks or cash investments. We may impose a charge on checks that do not clear.

                       By Wire Call us at 800.627.7933, option 2, to let us know that you intend to make your initial investment by wire. Tell us your name and the amount you want to invest. We will give you further instructions and a fax number to which you should send your completed New Account application. To ensure that we handle your investment accurately, include complete account information in all wire instructions. Then request your bank to wire money from your account to the attention of:

                         To:                 State Street Bank and Trust Company

                         ABA                 #101003621

                         For:                DST Systems, Inc.
                                             and include the following:
                         Account             #7526601
                                             Attention: The Montgomery Funds

                         For Credit to:      [shareholder(s) name]
                                             Shareholder Account Number:
                                             [shareholder(s) account number]

                         Name of Fund:       Montgomery Total Return Bond Fund

                       Please note that your bank may charge a wire transfer fee.

                       By Phone To make an initial investment by phone, you must have been a current Montgomery shareholder for at least 30 days. Your purchase of the Fund must meet its investment minimum and is limited to the total value of your existing accounts or $10,000, whichever is greater. To complete the transaction, we must receive payment within three business days. We reserve the right to collect any losses from your account if we do not receive payment within that time.

                       In-kind Purchases An investor may purchase shares of the Fund by tendering payment in-kind in the form of securities, provided that any such tendered securities are readily marketable, their acquisition is consistent with the Fund's investment objectives and policies, and the tendered securities are otherwise acceptable to the Fund's managers. For purposes of in-kind purchases, a security will be considered "readily marketable" if it is in the process of undergoing customary settlement and/or registration in its primary market. For purposes of sales of Fund shares, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of the Fund are valued for the purpose of calculating the net asset value of the Fund's shares.

Buying Additional      By Mail Complete the form at the bottom of any Montgomery
Shares                 statement   and  mail  it  with  your  check  payable  to
                       Montgomery Total Return Bond Fund. Or mail a check with a signed letter noting the name of the Fund, your account number and your telephone number. We will mail you a confirmation of your investment. Note that we may impose a charge on checks that do not clear.


                         Regular Mail:         The Montgomery Funds
                                               c/o DST Systems, Inc.
                                               P.O. Box 219073
                                               Kansas City, MO 64121-9073

                         Express Mail or
                         Overnight Courier:    The Montgomery Funds
                                               c/o DST Systems, Inc.
                                               210 West 10th Street
                                               8th Floor
                                               Kansas City, MO 64105-1614

Total Return Bond Fund

                       By Phone Current shareholders are automatically eligible to buy shares by phone. To buy shares in the Fund you currently own or to invest in a new Portfolio, call 800.627.7933, option 2. There are restrictions on the dollar amount of shares you may buy by phone.

                       We must receive payment for your purchase within three business days of your request. To ensure that we do, you can:

                       o Transfer money directly from your bank account by mailing a written request and a voided check or deposit slip (for a savings account)

                       o Send us a check by overnight or second-day courier service

                       o Instruct your bank to wire money to our affiliated bank using the information provided on this page

                       By Wire There is no need to contact us when buying additional shares by wire. Instruct your bank to wire funds to our affiliated bank using the information on the previous page.

Exchanging Shares      You  may  exchange  shares  in the  Fund  for  shares  in
                       another, in accounts with the same registration, Taxpayer
                       Identification Number and address. Applicable minimums apply to exchanges as well as purchases. Note that an exchange is treated as a sale and may result in a realized gain or loss for tax purposes. You may exchange shares by phone at 800.627.7933, option 2.

Other Exchange         We   will   process   your   exchange    order   at   the
Policies               next-calculated  NAV.  This means  that if your  exchange
                       order is  received  after  4:00  P.M.  eastern  time on a
                       particular   day,  it  will  be   processed  at  the  NAV
                       calculated on the next trading day.

                       You may exchange shares only if the Fund is qualified for sale in your state. Call 800.627.7933, option 2, for information on availability in your state. You may not exchange shares in one Fund for shares of another that is currently closed to new shareholders unless you are already a shareholder in the closed Fund.

                       Because excessive exchanges can harm a Fund's performance, we reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one Fund during a 12-month period. We may also refuse an exchange into a Fund from which you have sold shares within the previous 90 days (accounts under common control and accounts having the same Taxpayer Identification Number will be counted together).

Total Return Bond Fund

Selling Shares         You may sell some or all of your Fund shares on days that
                       the NYSE is open for trading. Note that a redemption is treated as a sale and may result in a realized gain or loss for tax purposes.

                       Your shares will be sold at the next calculated NAV we calculate for the Fund after receiving your order. We will promptly pay the proceeds to you, less any redemption charges, normally within three business days of receiving your order and all necessary documents (including a written redemption order with the appropriate signature guarantee). We will mail or wire you the proceeds, depending on your instructions. Redemption proceeds from shares purchased by check or bank transfer may be delayed 15 calendar days to allow the check or transfer to clear. Within this 15-day period, you may choose to exchange your investment into a Montgomery Money Market Fund if you have a prospectus for one of those Funds.

                       Shares can be sold in several ways:

                       By Mail Send us a letter including your name, the Montgomery account number, the name of the Fund and the dollar amount or number of shares you want to sell. You must sign the letter in the same way your account is registered. If you have a joint account, all account holders must sign the letter.

                       If you want the proceeds to go to a party other than the account owner(s) or your predesignated bank account, or if the dollar amount of your redemption exceeds $50,000, you must obtain a signature guarantee (not a notarization), available from many commercial banks, savings associations, stock brokers and other National Association of Securities Dealers member firms.

                       If you want to wire your redemption proceeds but do not have a predesignated bank account, include a voided check or deposit slip with your letter. The minimum wire amount is $500. Wire charges, if any, will be deducted from the redemption proceeds. We may permit lesser wire amounts or fees at our discretion.

                       By Phone You may accept or decline telephone redemption privileges on your New Account application. If you accept, you will be able to sell up to $50,000 in shares by phone. If you included bank wire information on your New Account application or made arrangements later for wire redemptions, proceeds can be wired to your bank account. Please allow at least two business days for the proceeds to be credited to your bank account. If you want proceeds to arrive at your bank on the next business day (subject to bank cutoff times), there is a $10 fee. For more information about our telephone transaction policies, see "Other Policies" below.

                       Redemption   Fees  The  redemption  fee  is  intended  to
                       compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the portfolio caused by short-term investments. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged.

                       Shareholders who have invested at least $__ million (less any prior redemptions) in the Fund are exempt from the redemption fee. This requirement also applies individually to shareholders who own shares indirectly through a financial intermediary (such as a no-transaction-fee network or a financial advisor). When calculating the total amount invested for purposes of this exception, any increase or decrease in the value of a shareholder's account due to market appreciation and/or depreciation is not included.

                       Additionally, the following fees may also be charged when you sell your shares:

                       o For shares sold by wire, a $10 wire transfer fee will be deducted directly from the proceeds.

                       o For redemption checks requested by Federal Express, a $10 fee will be deducted directly from the redemption proceeds.

                       In accordance with the rules of the Securities and Exchange Commission (SEC), we reserve the right to suspend redemptions under extraordinary circumstances.

Total Return Bond Fund

                       Other Account Information

How Fund Shares Are    How  and  when  we  calculate  the  Fund's  price  or NAV
Priced                 determines  the  price  at  which  you  will  buy or sell
                       shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen with foreign securities traded in foreign markets that have different time zones than in the United States. Major developments affecting the prices of those securities may occur after the foreign markets in which such securities trade have closed, but before the Fund calculates its NAV. In this case, Montgomery, subject to the supervision of the Fund's
                       Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than security's closing price in its relevant market.

                       We calculate the NAV of the Fund after the close of trading on the NYSE every day the NYSE is open. We do not calculate NAVs on days on which the NYSE is closed for trading. Certain exceptions apply as described below. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 P.M. on weekdays, except for holidays. If your order is received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order. More details about how we calculate the Fund's NAVs are provided in the Statement of Additional Information.

Other Policies         Minimum Account Balances.  Due to the cost of maintaining
                       small accounts, we require a minimum Fund account balance of $________. If your account balance falls below that amount for any reason, we will ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions, we will redeem your shares and send you the proceeds. We believe that this policy is in the best interests of all our shareholders.

                       Expense Limitations. Montgomery Asset Management may reduce its management fees and absorb expenses to maintain total operating expenses (excluding interest and tax expenses) for the Fund below its previously set operating expense limit. The Investment Management Agreement allows Montgomery three years to recoup amounts previously reduced or absorbed, provided the Fund remains within the applicable expense limitation. Montgomery generally seeks to recoup the oldest amounts before seeking payment of fees and expenses for the current year.

                       Shareholder  Servicing  Plan.  The  Fund  has  adopted  a
                       Shareholder Servicing Plan, under which the Fund pays Montgomery or its Distributor a shareholder servicing fee at an annual rate of up to 0.25% of the Fund's average daily net assets. The fee is intended to reimburse the recipient for providing or arranging for services to shareholders. The fee may also be used to pay certain brokers, transfer agents and other financial intermediaries for providing shareholder services.

                       Uncashed Redemption Checks. If you receive your Fund redemption proceeds or distributions by check (instead of by wire) and it does not arrive within a reasonable period of time, call us at 800.627.7933, option 2. Please note that we are responsible only for mailing redemption or distribution checks and not for tracking uncashed checks or determining why checks are uncashed. If your check is returned to us by the U.S. Postal Service or other delivery service, we will hold it on your behalf for a reasonable period of time. We will not invest the proceeds in any interest-bearing account. No interest will accrue on uncashed distribution or redemption proceeds.

                       In-Kind Redemptions. When in the judgment of the Manager it is consistent with the best interests of a Fund, an investor may redeem shares of the Fund and receive securities from the Fund's portfolio selected by the Manager at its sole discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of the Fund's shares.

Internet and           By buying or  selling  shares  over the  Internet  or the
Telephone              phone,  you agree to reimburse  the Fund for any expenses
Transactions           or losses  incurred in connection with transfers of money
                       from your  account.  This includes any losses or expenses
                       caused by your bank's  failure to honor your debit or act
                       in accordance with your instructions.  If your bank makes
                       erroneous payments or fails to make payment after you buy
                       shares,  we  may  cancel  the  purchase  and  immediately
                       terminate   your   Internet  or   telephone   transaction
                       privileges.

                       The shares you purchase over the Internet or by phone will be priced at the first net asset value we determine after receiving your request. You will not actually own the shares, however, until we receive your payment in full. If we do not receive your payment within three business days of your request, we will cancel your purchase. You may be responsible for any losses incurred by a Fund as a result.

                       Please note that we cannot be held liable for following instructions that we reasonably believe to be genuine. We use the following safeguards to ensure that the instructions we receive are accurate and authentic:

                       o   Recording certain calls

                       o Requiring an authorization number or other personal information not likely to be known by others

                       o   Sending a transaction confirmation to the investor

                       The Fund and our Transfer Agent may be held liable for any losses due to unauthorized or fraudulent telephone transactions only if we have not followed these reasonable procedures.

                       We reserve the right to revoke the transaction privileges of any shareholder at any time if he or she has used abusive language or misused the Internet or phone privileges by making purchases and redemptions that appear to be part of a systematic market-timing strategy.

                       If you notify us that your address has changed, or you change your address online, we will temporarily suspend your telephone redemption privileges until 30 days after your notification, to protect you and your account. We require that all redemption requests made during this period be in writing with a signature guarantee.

                       Shareholders may experience delays in exercising Internet and/or telephone redemption privileges during periods of volatile economic or market conditions. In these cases you may want to transmit your redemption request:

                       o   Via overnight courier

                       o   By telegram

                       You may discontinue Internet or telephone privileges at any time.

Transaction            If you notice any errors on your trade confirmation,  you
Confirmation           must notify the Montgomery Funds of such errors within 30
                       days  following   mailing  of  that   confirmation.   The
                       Montgomery Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on your confirmation after this 30-day period.


Tax  Withholding       Be sure to complete  the Taxpayer  Identification  Number
Information            (TIN)  section  of the New  Account  application.  If you
                       don't have a Social Security Number or TIN, apply for one
                       immediately by contacting your local office of the Social
                       Security  Administration  or the Internal Revenue Service
                       (IRS).  If you do not  provide  us with a TIN or a Social
                       Security  Number,  federal  tax  law  may  require  us to
                       withhold  31% of  your  taxable  dividends,  capital-gain
                       distributions,   and  redemption  and  exchange  proceeds
                       (unless you qualify as an exempt payee under certain rules).

Total Return Bond Fund
                       Other rules about TINs apply for certain investors. For example, if you are establishing an account for a minor under the Uniform Gifts to Minors Act, you should furnish the minor's TIN. If the IRS has notified you that you are subject to backup withholding because you failed to report all interest and dividend income on your tax return, you must check the appropriate item on the New Account application. Foreign shareholders should note that any dividends the Fund pays to them may be subject to up to 30% withholding instead of backup withholding.

Privacy Notice         The  Montgomery  Funds may  collect or capture  nonpublic
                       information about you from the following sources:

                       o The Montgomery Funds New Account application or other forms;

                       o   Oral conversations with our representatives;

                       o   Your transactions with us; and

                       o   Electronic sources such as our Web sites or e-mails.

                       We do not disclose any nonpublic personal information about our customers or former customers to non-affiliated third parties without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as the transfer agent or brokers) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

                       After You Invest

Tax Consequences       IRS rules require that the Fund distribute all of its net
                       investment   income  and  capital   gains,   if  any,  to
                       shareholders.  Capital  gains may be taxable at different
                       rates  depending on the length of time the Fund holds its
                       assets.   We'll  inform  you  about  the  source  of  any
                       dividends and capital gains upon payment. After the close of each calendar year, we will advise you of their tax status. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Montgomery Fund will be treated as a sale, and any gain on the transaction may be taxable.

                       Additional information about tax issues relating to The Montgomery Funds can be found in our Statement of Additional Information available free by calling 800.572.FUND [3863]. Consult your tax advisor about the potential tax consequences of investing in the Fund.

Dividends and          As a shareholder in The Montgomery Funds, you may receive
Distributions          income dividends and capital-gain distributions for which
                       you will owe taxes (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan).
                       Income dividends and capital-gain distributions are paid to shareholders who maintain accounts with each Fund as of its "record date."

                       If you would like to receive dividends and distributions in cash, indicate that choice on your New Account application. Otherwise, the distributions will be reinvested in additional Fund shares.

                       If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. Here's why: If you buy shares of the Fund just before a distribution, you'll pay the full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may not have participated in the Fund's appreciation.

Total Return Bond Fund

                       The Fund declares and pays income dividends monthly on or about the last business day of each month and declares and pays capital gains in the last quarter of each calendar year. Following its fiscal year end (June 30), the Fund may make additional distributions to avoid the imposition of a tax.

Referral Arrangements  The  Distributor  for  the  Fund   compensates   selected
                       solicitors for bringing new accounts or investments to the Fund. The Fund will not pay this compensation out of its assets unless it has adopted a Rule 12b-1 plan. You may request the Statement of Additional Information through the telephone number given on the last page for specific information about these arrangements.

Keeping You Informed   After you invest  you will  receive  our Meet  Montgomery
                       Guide,  which  includes  more  information  about buying,
                       exchanging and selling shares in The Montgomery Funds. It
                       also  describes in more detail useful tools for investors
                       such  as  the   Montgomery   Star   System   and   online
                       transactions. During the year we will also send you the following communications:

                       o   Confirmation statements

                       o Account statements, mailed after the close of each calendar quarter (also available online)

                       o Annual and semiannual reports, mailed approximately 60 days after June 30 and December 31

                       o   1099 tax form, sent by January 31

                       o   5498 tax form, sent by May 31

                       o   Annual   updated   prospectus,   mailed  to  existing
                           shareholders in the fall

                       To save you money, we will send only one copy of each shareholder report, prospectus and prospectus supplement to your household if you hold accounts under a common ownership or at the same address (regardless of the number of shareholders or accounts at that household or address). We will household all shareholder documents indefinitely; however, if you prefer to continue to receive separate mailings for each shareholder living in your household, please call 800.572.FUND [3863].

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's performance for the periods shown. The following selected per-share data and ratios for the periods ended June 30, 2001, June 30, 2000, June 30, 1999, March 31, 1999, and June 30, 1998, were audited by PricewaterhouseCoopers LLP. Their August 18, 2000, August 18, 1999, June 11, 1999, and August 14, 1998, reports appear in the 2000, 1999 and 1998 Annual Reports of the Fund. Information for the periods ended June 30, 1995, through June 30, 1997, was audited by other independent accountants, whose report is not included here. The financial information for the periods indicated relates to the Class R shares of the Fund, which are not subject to any sales charges, Rule 12b-1 fees or shareholder servicing fees. The total return figures in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

                                                                             Net
                                                                          increase/
                                                                 Net       decrease)
                                                               realized    in net                                      Distributions
                                                                 and       assets    Dividends    Dividends Distributions  excess
                                        Net Asset     Net     unrealized  resulting    from       in excess   from net     of net
                                         Value -   investment gain/(loss)   from        net        of net     realized    realized
 Selected Per-Share Data for the Year   Beginning   income/       on      investment  investment investment   capital     capital
           or Period Ended:             of Period    (loss)   investments operations   income      income      gains       gains
------------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund
     06/30/01                              $11.73     0.76       0.51       1.27       --          (0.70)      --          --
     06/30/00                               11.66     0.77      (0.20)      0.57       (0.75)      --          --          (0.15)
     06/30/99                               12.44     0.73      (0.35)      0.38       (0.73)      (0.01)      (0.42)      --
     06/30/98(a)                            12.00     0.72       0.56       1.28       (0.72)      --          (0.12)      (0.00)(2)

------------------

(a)  The Total Return Bond Fund's Class R shares commenced operations on June 30, 1997.
(1)  Total return represents aggregate total return for the periods indicated.
(2)  Amount represents less than $0.01 per share.

                                                                                                       Expense
                                                                                                        ratio
                                                                                                        before
                                                                       Net                             deferral
                                                          Ratio of   investment                        of fees
                                                             net      income/               Expense       by       Expense
                                                  Net     investment  (loss)                 ratio      Manager,    ratio
                          Net Asset             assets,    income/    before               including   including  excluding
Distributions              Value -               end of   (loss) to  deferral   Portfolio   interest    interest   interest
    from         Total     End of    Total      period (in  average   of fees    turnover   and tax     and tax    and tax
  capital    distributions Period   Return(1)     000s)    net assets by Manager  rate      expenses    expenses   expenses
-----------------------------------------------------------------------------------------------------------------------------

  --           (0.70)     $ 11.90    11.06%     $ 31,788     6.02%    $ 0.68       573%       0.95%       1.59%      0.70%
  --           (0.90)       11.33     4.96      $ 28,112     6.78     $ 0.75       176        0.80        1.13       0.70
  --           (1.16)       11.66     3.20        38,476     5.88       0.72       158        1.16        1.25       0.70
  --           (0.84)       12.44    10.92        77,694     5.81       0.71       390        1.29        1.34       0.70



------------------

[Outside back cover]

                      You can find more information about The Montgomery Funds' investment policies in the Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

                      To request a free copy of the SAI, call us at 800.572. FUND [3863]. You can review and copy further information about The Montgomery Funds, including the SAI, at the Securities and Exchange Commission's (SEC's) Public Reference Room in Washington, D.C. To obtain information on the operation of the Public Reference Room please call
                      202.942.8090. Reports and other information about The Montgomery Funds are available through the SEC's Web site at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009, or e-mailing the SEC at publicinfo@sec.gov.

                      You can also find further information about The Montgomery Funds in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected each Fund's performance during the previous fiscal period. To request a free copy of the most recent annual or semiannual report, call us at 800.572. FUND [3863], option 3.

                      Corporate Headquarters:

                               The MONTGOMERY Funds
                               101 California Street
                               San Francisco, CA 94111-9361

                                                    [Logo]

                                                Invest wisely.(R)
                                              800.572.FUND [3863]
                                            www.montgomeryfunds.com



                      SEC File No.:    The Montgomery Funds    811-6011

                                               Funds Distributor, Inc. 10/01 ___

      ---------------------------------------------------------------------

                                     PART A

                    COMBINED PROSPECTUS FOR CLASS R SHARES OF

                             MONTGOMERY MID CAP FUND

                                       AND

              OTHER SERIES OF THE REGISTRANT AND ANOTHER REGISTRANT

      ---------------------------------------------------------------------

                         The Montgomery Funds(SM)
                         Prospectus dated October 31, 2001
                         (Class R Shares)


                         U.S. Equity Funds
                         Growth Fund
                         Mid Cap Focus Fund (formerly Mid Cap 20 Portfolio) Mid Cap Fund (formerly U.S. Emerging Growth Fund) Small Cap Fund
                         U.S. Focus Fund (formerly U.S. Select 20 Portfolio) Balanced Fund


                         International & Global Equity Funds
                         International Growth Fund
                         International Focus Fund (formerly International 20 Portfolio)
                         Global Opportunities Fund
                         Global Focus Fund (formerly Global 20 Portfolio)
                         Global Long-Short Fund
                         Global Communications Fund
                         Emerging  Markets Fund
                         Emerging Markets Focus Fund (formerly Emerging Markets 20 Portfolio)
                         Emerging Asia Fund


                         U.S. Fixed-Income & Money Market Funds
                         Total Return Bond Fund
                         Short Duration Government Bond Fund
                         Government Money Market Fund
                         California Tax-Free Intermediate Bond Fund
                         California Tax-Free Money Fund
                         Federal Tax-Free Money Fund

The Montgomery Funds have registered each mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Funds. The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                      TABLE OF CONTENTS

                      U.S. Equity Funds........................................2
                      Growth Fund..............................................2
                      Mid Cap Focus Fund.......................................4
                      Mid Cap Fund.............................................6
                      Small Cap Fund...........................................8
                      U.S. Focus Fund.........................................10
                      Balanced Fund...........................................12
                      International & Global Equity Funds.....................14
                      International Growth Fund...............................14
                      International Focus Fund................................16
                      Global Opportunities Fund...............................18
                      Global Focus Fund.......................................20
                      Global Long-Short Fund..................................22
                      Global Communications Fund..............................24
                      Emerging Markets Fund...................................26
                      Emerging Markets Focus Fund.............................28
                      Emerging Asia Fund......................................30
                      U.S. Fixed-Income & Money Market Funds..................32
                      Total Return Bond Fund..................................32
                      Short Duration Government Bond Fund.....................34
                      Government Money Market Fund............................36
                      California Tax-Free Intermediate Bond Fund..............38
                      California Tax-Free Money Fund..........................40
                      Federal Tax-Free Money Fund.............................42
                      Additional Investment Strategies and Related Risks......44
                      Management of the Funds.................................46
                      Buying, Selling and Exchanging Shares...................52
                      Other Account Information...............................56
                      After You Invest........................................59
                      Financial Highlights....................................61

This prospectus describes only the Funds' Class R shares. The Montgomery Funds offer other classes of shares with different fees and expenses to eligible investors.

Growth Fund | MNGFX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests  in  U.S.   growth   companies.

                        Under normal conditions, the Fund may invest in the stocks of U.S. companies of any size, but invests its assets primarily in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion.

                        The Fund's  strategy  is to identify  well-managed  U.S.
                        companies  that are expected to increase their sales and
                        corporate  earnings  on  a  sustained  basis.  The  Fund
                        leverages the strength of  Montgomery's  global research
                        team,  a  centralized  team of  analysts  and  portfolio
                        managers  that  supports  the firm's  equity  investment
                        strategies  through  extensive,   original,  fundamental
                        analysis. When evaluating investment  opportunities,  we
                        favor  companies that have a visible  three-year  growth
                        plan, are reasonably valued relative to their peers, and
                        demonstrate  evidence of business momentum as a catalyst
                        for growth and share price appreciation.  The Fund seeks
                        to  be  fully   invested   and   well-diversified   with
                        high-quality holdings across a broad range of sectors.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain  risks  that  could  cause  you to  lose  money,
                        particularly a sudden decline in a holding's share price
                        or an overall  decline in the stock market.  As with any
                        stock fund, the value of your  investment will fluctuate
                        on a  day-to-day  basis  with  movements  in  the  stock
                        market,  as well as in  response  to the  activities  of
                        individual companies.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions.   Of  course,   past  performance  is  no
                        guarantee of future results.

Growth Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1994    1995    1996    1997    1998    1999    2000                Highest [(Q4 1998)    +16.95%]
                        -----------------------------------------------------------------
                        20.91%   23.65%  20.20%  24.16%  2.10%   20.56% -10.57%              Lowest  [(Q3 1998)    -19.30%]
                        -----------------------------------------------------------------

                        Growth Fund*                                    -10.57%     10.44%      15.84%
                        -------------------------------------------------------------------------------------------------------
                        S & P 500 Index+                                 -9.11%     18.33%      17.94%
                                                                        1 Year     5 Year      Inception (9/30/93)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

-------------------------------------------------------------------------------------------------------------------------------
Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.00%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              0.49%
                        Total Annual Fund Operating Expenses                                        1.49%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Mid Cap Focus Fund |

--------------------------------------------------------------------------------
                        Closed to new investors.
--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Risks         Invests  in a  concentrated  portfolio  of U.S.  mid-cap
                        companies.

                        By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. Because the Fund is a non-diversified mutual fund that typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a diversified mutual fund investing in a greater number of securities.

                        The Fund's focus on mid-cap stocks may expose shareholders to additional risks. Securities of mid-cap companies may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, mid-cap stocks--and therefore the Fund--may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.
--------------------------------------------------------------------------------
Performance Information Results are not  available  for the 2000  calendar  year because the Fund began investment operations on October 31, 2000.

Mid Cap Focus Fund cont'd.


Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                          2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                             1.00%
                        Distribution/Service (12b-1) Fee                                           0.00%
                        Other Expenses                                                             3.28%
                        Total Annual Fund Operating Expenses                                       4.28%
                        Fee Reduction and/or Expense Reimbursement                                 2.87%
                        Net Expenses(2)                                                            1.41%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.40%. This contract has a 1-year term renewable at the end of each fiscal year.


                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Mid Cap Fund | MNMCX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
                        Invests in U.S. Mid-Cap companies.
Principal Strategy
                        Under normal conditions, the Fund invests its assets primarily in the stocks of U.S. companies whose shares have a total stock market value (market capitalization) of $2 billion to $12 billion at the time of purchase.

                        The Fund's portfolio managers follow a growth strategy to invest in mid-cap companies that have the potential to:

                        o  Gain market share within their industries

                        o  Deliver consistently high profits to shareholders

                        o  Increase their corporate earnings each quarter

                        o  Provide  solutions for current or impending  problems
                           in their respective industries or in society overall.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies.

                        The Fund's focus on mid-cap stocks may expose shareholders to additional risks. Securities of mid-cap companies may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, mid-cap stocks--and therefore the Fund--may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

Mid Cap Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1995    1996    1997    1998    1999    2000                        Highest [(Q4 1999)    +32.68%]
                        -----------------------------------------------------------------
                        28.66%   19.12%  27.05%  7.94%   18.83%  14.60%                      Lowest  [(Q3 1998)    -17.24%]
                        -----------------------------------------------------------------
                        Mid Cap Fund*                                    14.60%     17.34%      19.13%
                        -------------------------------------------------------------------------------------------------------
                        Russell Mid Cap Growth Index+                    __.__%     __.__%      __.__%
                        Russell 2000 Index                               -3.02%     10.31%      10.80%
                                                                        1 Year     5 Year      Inception (12/30/94)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index. The Fund was formerly compared with the Russell 2000 index. This change was effected because the Russell Mid Cap Growth
                        Index better represents the types of securities in which the Fund may invest.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                          2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                             1.40%
                        Distribution/Service (12b-1) Fee                                           0.00%
                        Other Expenses                                                             0.92%
                        Total Annual Fund Operating Expenses                                       2.32%
                        Fee Reduction and/or Expense Reimbursement                                 0.81%
                        Net Expenses(2)                                                            1.51%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.50%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Small Cap Fund | MNSCX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests in rapidly growing U.S. small-cap companies.

                        Under normal conditions, the Fund invests its assets primarily in the stocks of U.S. companies whose shares have a total stock market value (market capitalization) of $2 billion or less at the time of purchase.

                        The Fund's portfolio managers follow a growth strategy to invest in potentially attractive small-cap companies that are at an early or transitional stage of their development. The managers look for companies that they believe can thrive even in adverse economic conditions. Specifically, they search for companies that they think have the potential to:

                        o  Gain market share within their industries

                        o  Deliver consistently high profits to shareholders

                        o  Increase their corporate earnings each quarter

                        o Provide solutions for current or impending problems in their respective industries or in society overall

--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies.

                        The Fund's focus on small-cap stocks may expose shareholders to additional risks. Smaller companies typically have more-limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, small-cap stocks--and therefore the Fund--may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

Small Cap Fund cont'd.


                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1991  1992   1993   1994   1995   1996   1997   1998  1999  2000      Highest [(Q4 1998)   + 47.31%]
                        -----------------------------------------------------------------
                        98.75% 9.59%  24.31% -9.96% 35.12% 18.69% 23.86% -7.93 55.81 -25.14%   Lowest  [(Q3 1998)   - 32.37%]
                        -----------------------------------------------------------------
                        Small Cap Fund*                                 -25.14%      9.56%      17.93%     15.65%
                        -------------------------------------------------------------------------------------------------------
                        Russell 2000 Index+                              -3.02%     10.31%      15.53%    15.53%
                                                                        1 Year     5 Year      10 Year    Inception (7/13/90)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.00%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              0.36%
                        Total Annual Fund Operating Expenses                                        1.36%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---


U.S. Focus Fund | MNSCX

--------------------------------------------------------------------------------
                        Closed to new investors.
--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain  risks  that  could  cause  you to  lose  money,
                        particularly  if there is a sudden  decline in holding's
                        share price or an overall  decline in the stock  market.
                        As with any stock  fund,  the  value of your  investment
                        will  fluctuate on a day-to-day  basis with movements in
                        the  stock  market,  as  well  as  in  response  to  the
                        activities of individual companies.  Because the Fund is
                        a non-diversified  mutual fund that typically invests in
                        20 to 40  companies,  the value of an  investment in the
                        Fund will  vary  more in  response  to  developments  or
                        changes in the market value affecting  particular stocks
                        than will an  investment  in a  diversified  mutual fund
                        investing in a greater number of securities.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions.   Of  course,   past  performance  is  no
                        guarantee of future results.

U.S. Focus Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         2000                                                                Highest [(Q4 2000)    +44.29%]
                        -----------------------------------------------------------------
                        -3.12%                                                               Lowest  [(Q2 2000)    -18.36%]
                        -----------------------------------------------------------------
                        U.S. Focus Fund*                                       -3.12%           -3.12%
                        -------------------------------------------------------------------------------------------------------
                        S & P 500 Index+                                       -9.11%           -9.11%
                                                                              1 Year           Inception (12/13/99)
                        * The  table  compares  the  Fund's  performance  with a
                        commonly used index for its market  segment.

                        + See  page  __  for a  description  of  this  index.  #
                        Calculated from 6/30/96

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.00%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              0.49%
                        Total Annual Fund Operating Expenses                                       13.49%
                        Fee Reduction and/or Expense Reimbursement                                 12.00%
                        Net Expenses(2)                                                             1.49%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.40%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Balanced Fund | MNAAX

--------------------------------------------------------------------------------
Objective               High total return consisting of capital appreciation and
                        income
--------------------------------------------------------------------------------
Principal Strategy      Maintains  a balanced  allocation  of stocks,  bonds and
                        money market securities.

                        The Fund's strategy is to maintain an exposure to stocks and bonds by investing in the following underlying
                        Funds:

                        o Montgomery Growth Fund - seeks long-term capital appreciation by investing in U.S. growth companies

                        o Montgomery Total Return Bond Fund - seeks total return consisting of income and capital appreciation by investing in investment grade bonds

                        o A Montgomery money market fund - seeks current income consistent with liquidity and capital preservation by investing in money market eligible U.S. government securities

                        The  Fund's  portfolio  managers  may  also  adjust  the
                        proportion   of  assets   allotted  to  the   underlying
                        portfolios in response to changing market conditions. In
                        doing so, the Fund's  managers  evaluate  various market
                        factors,  including  relative  risk and return,  to help
                        determine  what they  believe is an  optimal  allocation
                        among  stocks,  bonds and cash.  The Fund's total equity
                        exposure may range from 50 to 80% of its assets, and its
                        bond exposure may range from 25 to 50% of its assets. It
                        may invest up to 20% of its assets in a Montgomery money
                        market  fund,  hold  cash  or cash  equivalents  and may
                        invest directly in U.S. government securities. At times,
                        the Fund may also  invest a small  portion of its assets
                        in other Montgomery Funds to gain exposure to additional
                        areas, such as the international markets.
--------------------------------------------------------------------------------
Principal Risks         By  investing  a  substantial  portion  of its assets in
                        stock and bond mutual funds,  the Fund may expose you to
                        certain  risks that could cause you to lose  money.  The
                        value of the Fund's investments in the Montgomery Growth
                        Fund, like investments in any stock fund, will fluctuate
                        on a daily basis with movements in the stock market,  as
                        well as in response to the  activities of the individual
                        companies in which those Funds invest.  The value of the
                        Fund's  investment  in the Total  Return  Bond Fund will
                        fluctuate along with interest rates. When interest rates
                        rise,  a bond's  market  price  generally  declines.  In
                        addition,  if the  managers  do not  accurately  predict
                        changing market  conditions and other economic  factors,
                        the Fund's assets might be allocated in a manner that is
                        disadvantageous.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions.   Of  course,   past  performance  is  no
                        guarantee of future results.

Balanced Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1995  1996   1997  1998   1999  2000                                Highest [(Q2 1997)   + 11.94%]
                        -----------------------------------------------------------------
                        32.61% 12.85% 19.01% 6.18% 12.85%  -1.39%                            Lowest  [(Q3 1998)   -6.29%]
                        -----------------------------------------------------------------
                        Balanced Fund*                                   -1.39%      9.68%      14.66%
                        -------------------------------------------------------------------------------------------------------
                        S&P 500 Index+                                   -9.11%     18.33%      19.67%
                        Lehman Brothers Aggregate Bond Index+            11.63%      6.46%       7.40%
                                                                        1 Year     5 Year      Inception (3/31/94)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              0.00%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses
                           Top Fund Expenses                                                        0.13%
                           Underlying Fund Expenses                                                 1.18%
                        Total Annual Fund Operating Expenses                                        1.31%
                        Fee Reduction and/or Expense Reimbursement                                  0.01%
                        Net Expenses(2)                                                             1.30%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 In addition to the 0.13% total  operating  expenses of
                          the Fund,  a  shareholder  also  indirectly  bears the
                          Fund's  pro  rata  share  of  the  fees  and  expenses
                          incurred by each  underlying  Fund.  The total expense
                          ratio   before   reimbursement,   including   indirect
                          expenses for the fiscal year ended June 30, 2001,  was
                          1.31%,  calculated based on the Fund's total operating
                          expense ratio  (0.13%) plus a weighted  average of the
                          expense  ratios  of  its  underlying   Funds  (1.18%).
                          Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the
                          Fund's  total  annual  operating  expenses  (excluding
                          interest  and tax  expenses  and Rule  12b-1  fees) to
                          1.30%.  This  contract has a 1-year term  renewable at
                          the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

International Growth Fund | MNIGX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests in medium- and large-cap  companies in developed
                        markets outside the U.S.

                        Under normal conditions, the Fund invests its assets primarily in the common stocks of companies outside the U.S. whose shares have a stock market value (market capitalization) of more than $1 billion. The Fund currently concentrates its investments in the stock markets of western Europe, particularly France, Germany, Italy, the Netherlands and the United Kingdom, as well as developed markets in Asia, such as Japan and Hong Kong. The Fund typically invests in at least three countries outside the U.S., with no more than 40% of its assets in any one country.

                        The  Fund's   portfolio   manager   seeks   well-managed
                        companies  that he  believes  will  be able to  increase
                        their sales and corporate earnings on a sustained basis.
                        From these prospective  investments,  the manager favors
                        companies  that he considers to be under- or  reasonably
                        valued  relative  to  their  long-term  prospects.   The
                        manager  favors   companies  that  he  believes  have  a
                        competitive  advantage,  offer  innovative  products  or
                        services and may profit from such trends as deregulation
                        and  privatization.  On a  strategic  basis,  the Fund's
                        assets may be allocated among countries in an attempt to
                        take  advantage of market trends.  The Fund's  portfolio
                        manager and analysts  frequently travel to the countries
                        in  which  the  Fund  invests  or  may  invest  to  gain
                        firsthand  insight  into  the  economic,  political  and
                        social   trends   that  affect   investments   in  those
                        countries.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. The Fund's focus on mid-cap stocks may expose shareholders to additional risks. Securities of mid-cap companies may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, mid-cap stocks--and therefore the Fund--may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.

                        By investing primarily in foreign stocks, the Fund may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, most of the securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

International Growth Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1996  1997   1998  1999   2000                                      Highest [(Q4 1999)   + 29.34%]
                        -----------------------------------------------------------------
                        20.96% 10.15% 26.69% 26.25% -25.42%                                    Lowest  [(Q3 1998)   - 17.17%]
                        -----------------------------------------------------------------
                        International Growth Fund*                      -25.42%     10.06%      11.26%
                        -------------------------------------------------------------------------------------------------------
                        MSCI EAFE Index+                                -13.96%      7.43%       8.3%
                                                                        1 Years    5 Year      Inception (7/3/95)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See  page  __  for a  description  of  this  index.  #
                        Calculated from 6/30/95

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.10%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              1.26%
                        Total Annual Fund Operating Expenses                                        2.36%
                        Fee Reduction and/or Expense Reimbursement                                  0.59%
                        Net Expenses(2)                                                             1.77%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.65%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

International Focus Fund |

--------------------------------------------------------------------------------
                        Closed to new investors.
--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly if there is a sudden decline in a holding's share price or an overall decline in the stock market.
                        As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. Because the Fund is a non-diversified mutual fund that typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a diversified mutual fund investing in a greater number of securities.

                        By investing primarily in foreign stocks, the Fund may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. To the extent that the Fund invests in small-cap foreign stocks, it may expose shareholders to additional risks. These risks include limited or inaccurate information; limited product lines, markets or financial resources; and securities that may trade less frequently and in limited volume. As a result, small-cap stocks may fluctuate significantly more in value than larger-cap stocks.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

International Focus Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         2000                                                                Highest [(Q4 1999)    +44.29%]
                        -----------------------------------------------------------------
                        -16.86%                                                              Lowest  [(Q2 1998)    -18.36%]
                        -----------------------------------------------------------------
                        International Focus Fund*                             -16.86%          -16.86%
                        -------------------------------------------------------------------------------------------------------
                        MSCI EAFE Index+                                      -13.96%          -13.96%
                                                                              1 Year           Inception (12/31/99)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.10%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              6.05%
                        Total Annual Fund Operating Expenses                                        7.15%
                        Fee Reduction and/or Expense Reimbursement                                  5.21%
                        Net Expenses(2)                                                             1.94%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.65%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Global Opportunities Fund | MNGOX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests in companies of any size in the U.S. and abroad.

                        Under normal conditions, the Fund invests its assets primarily in the stocks of companies of any size throughout the world. The portfolio manager typically invests most of the Fund's assets in the United States and in the developed stock markets of western Europe and Asia, particularly France, Germany, Italy, Japan, the Netherlands and the United Kingdom. The Fund invests in at least three different countries, one of which may be the United States. With the exception of the United States, no country may represent more than 40% of its total assets.

                        The  Fund's   portfolio   manager   seeks   well-managed
                        companies  that he  believes  will  be able to  increase
                        their sales and corporate earnings on a sustained basis.
                        From these prospective  investments,  the manager favors
                        companies he considers to be under- or reasonably valued
                        relative  to  their  long-term  prospects.  The  manager
                        favors  companies  that he believes  have a  competitive
                        advantage, offer innovative products or services and may
                        profit   from   such   trends   as   deregulation    and
                        privatization.  On a strategic  basis, the Fund's assets
                        may be allocated  among  countries in an attempt to take
                        advantage of market trends. The Fund's portfolio manager
                        and analysts frequently travel to the countries in which
                        the Fund invests or may invest to gain firsthand insight
                        into the economic,  political and social trends that may
                        affect investments in those countries.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies.

                        By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

Global Opportunities Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1994  1995   1996   1997   1998   1999   2000                         Highest [(Q4 1999)   + 40.46%]
                        -----------------------------------------------------------------
                        -8.55% 17.26% 20.18% 11.05% 32.76% 57.53% -29.77%                      Lowest  [(Q3 1998)   - 20.38%]
                        -----------------------------------------------------------------
                        Global Opportunities Fund*                      -29.77%     14.41%      13.40%
                        -------------------------------------------------------------------------------------------------------
                        MSCI World Index+                               -12.92%     12.53%      12.52%
                                                                        1 Year     5 Year      Inception (9/30/93)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.25%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              1.01%
                        Total Annual Fund Operating Expenses                                        2.26%
                        Fee Reduction and/or Expense Reimbursement                                  0.26%
                        Net Expenses(2)                                                             2.00%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.90%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Global Focus Fund | MNSFX

--------------------------------------------------------------------------------
                        Closed to new investors.
--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain  risks  that  could  cause  you to  lose  money,
                        particularly a sudden decline in a holding's share price
                        or an overall  decline in the stock market.  As with any
                        stock fund, the value of your  investment will fluctuate
                        on a  day-to-day  basis  with  movements  in  the  stock
                        market,  as well as in  response  to the  activities  of
                        individual   companies.    Because   the   Fund   is   a
                        non-diversified mutual fund that typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a diversified mutual fund investing in a greater number of securities.

                        Because the Fund may invest up to 30% of its assets in any one developing markets country, it may be exposed to additional risks. Foreign and emerging markets tend to be more volatile than the U.S. due to economic and political instability and regulatory conditions. This risk is heightened in emerging markets, because of their relative economic and political immaturity and, in many instances, dependence on only a few industries. They also tend to be less liquid and more volatile and offer less regulatory protection for investors. Also, many of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

Global Focus Fund cont'd.


                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1996  1997   1998   1999   2000                                      Highest [(Q4 1999)   + 30.49%]
                        -----------------------------------------------------------------
                        20.46% 29.27% 9.40%  45.29% -25.23%                                   Lowest  [(Q3 1998)   - 17.10%]
                        -----------------------------------------------------------------

                        Global Focus Fund*                              -25.23%     13.10%      15.61%
                        -------------------------------------------------------------------------------------------------------
                        MSCI World Index+                               -12.92%     12.53%      12.52%
                                                                        1 Year     5 Year      Inception (10/2/95)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See  page  __  for a  description  of  this  index.  #
                        Calculated from 9/30/95

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.25%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              0.75%
                        Total Annual Fund Operating Expenses                                        2.00%
                        Fee Reduction and/or Expense Reimbursement                                  0.18%
                        Net Expenses(2)                                                             1.82%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.80%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Global Long-Short Fund | MNGLX

--------------------------------------------------------------------------------
                        Closed to new investors.
--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. Additionally, the Fund uses investment approaches that may present substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return by using margin, leverage, short sales and other forms of volatile financial derivatives such as options and futures. The Fund is not appropriate for conservative investors.

                        Short sales are speculative investments and will cause the Fund to lose money if the value of a security does not go down as the managers expect. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other equity mutual funds.

                        To the extent the Fund participates in IPOs, it is exposed to the risks generally associated with investing in companies that have little operating history as public companies. In addition, the market for IPOs has been volatile, and share prices of certain newly public companies have fluctuated significantly over short periods of time. The Fund also invests in companies that have not yet "gone public," and these investments create additional risks, such as illiquidity based on legal restrictions and less publicly available information.

                        By investing in foreign stocks, the Fund carries additional risks such as regulatory, political and currency risk. Moreover, the Fund may invest up to 30% of its total assets in emerging markets, which are far more volatile than the U.S. market. See "Additional Investment Strategies and Related Risks" on page __.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

Global Long-Short Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                        1998++   1999    2000                                                Highest [(Q4 1999)   + 60.33%]
                        -----------------------------------------------------------------
                        53.39%   135.07  -24.33%                                                 Lowest  [(Q2 2000)   - 11.22%]
                        -----------------------------------------------------------------
                        Global Long-Short Fund*                               -24.33%           39.69%
                        -------------------------------------------------------------------------------------------------------
                        MSCI All-Country World Free Index+                    -13.94%           10.00%
                                                                              1 Year           Inception (12/31/97)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a  description  of this index.

                        ++ The returns shown do not reflect the initial sales charge that applied to certain shares purchased during that period which, if reflected, would result in lower returns than those shown.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management  Fee                                                             1.50%
                        Distribution/Service  (12b-1) Fee                                           0.00%
                        Other  Expenses                                                             1.18%
                        Shareholder  Servicing Fee                                                  0.25%
                        Total  Annual  Fund  Operating  Expenses                                    2.93%

                        1 Deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund. $10 will be deducted from redemption proceeds sent by wire or overnight courier.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---


Global Communications Fund | MNGCX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests  in  companies  involved  in the  communications
                        industry in the U.S. and abroad.

                        Under normal conditions, the Fund concentrates its investments in the global communications industry by investing its assets primarily in the stocks of communications companies of any size worldwide, including companies involved in telecommunications, broadcasting, publishing, computer systems and the Internet, among other industries. The Fund typically invests in at least three countries, which may include the United States, with no more than 40% of its assets in any one country other than the United States.

                        The  Fund's   portfolio   managers   seek   well-managed
                        communications  companies that they believe will be able
                        to  increase  their  sales and  corporate  earnings on a
                        sustained basis. From these prospective investments, the
                        managers favor companies that they consider to be under-
                        or  reasonably   valued   relative  to  their  long-term
                        prospects and favor  companies  that they believe have a
                        competitive  advantage,  offer  innovative  products  or
                        services and may profit from such trends as deregulation
                        and  privatization.  On a  strategic  basis,  the Fund's
                        assets may be allocated among countries in an attempt to
                        take advantage of market trends.  The portfolio managers
                        and analysts frequently travel to the countries in which
                        the Fund invests or may invest to gain firsthand insight
                        into the  economic,  political  and social  trends  that
                        affect investments in those countries.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies.

                        Because the Fund concentrates its investments in the global communications industry, its share value may be more volatile than that of more-diversified funds. The Fund's share value will reflect trends in the global communications industry, which may be subject to greater changes in governmental policies and regulation than many other industries. In addition, foreign stock markets tend to be more volatile than the U.S. market due to greater economic and political instability in some countries. Furthermore, most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

Global Communications Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1994   1995   1996   1997   1998   1999   2000                      Highest [(Q4 1999)   + 62.44%]
                        -----------------------------------------------------------------
                        -13.41% 16.88% 8.02%  15.83% 54.97% 104.02 -39.12%                       Lowest  [(Q3 1998)   - 20.19%]
                        -----------------------------------------------------------------
                        Global Communications Fund*                     -39.12%     19.22%      16.97%
                        ------------------------------------------------------------------------------------------------------
                        MSCI Telecommunications Index+                  -40.87%     10.23%       9.78%
                                                                        1 Year     5 Year      Inception (6/1/93)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See  page  __  for a  description  of  this  index.  #
                        Calculated from 5/31/93

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.20%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              0.49%
                        Total Annual Fund Operating Expenses                                        1.69%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Emerging Markets Fund | MNEMX

--------------------------------------------------------------------------------
                        Closed to new investors.
--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a decline in a holding's share price or an overall decline in the stock market. In addition, the risks of investing in emerging markets are considerable.
                        Emerging stock markets tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. Some emerging markets restrict the flow of money into or out of their stock markets and impose restrictions on foreign investors. These markets tend to be less liquid and offer less regulatory protection for investors. The economies of emerging countries may be based on only a few industries or on revenue from particular commodities and international aid. Most of the securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.

--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

Emerging Markets Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1993   1994   1995   1996   1997   1998   1999   2000                   Highest [(Q4 1999)   + 35.91%]
                        -----------------------------------------------------------------
                        58.66%  -7.72% -9.08% 12.32% -3.14% -38.28 63.16% -29.11%                Lowest  [(Q3 1998)   - 24.65%]
                        -----------------------------------------------------------------

                        Emerging Markets Fund*                          -29.11%     -4.93%       0.41%
                        -------------------------------------------------------------------------------------------------------
                        MSCI Emerging Markets Free Index+               -30.61%     -4.17%       1.96%
                                                                        1 Year     5 Year      Inception (3/1/92)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.25%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              1.21%
                        Total Annual Fund Operating Expenses                                        2.46%
                        Fee Reduction and/or Expense Reimbursement                                  0.48%
                        Net Expenses(2)                                                             1.98%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.90%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Emerging Markets Focus Fund |

--------------------------------------------------------------------------------
                        Closed to new investors.
--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain risks that could cause you to lose money, particularly a decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. Because the Fund typically invests in 20 to 40 companies, the value of an investment in the Fund will vary more in response to developments or changes in the market value affecting particular stocks than will an investment in a diversified mutual fund investing in a greater number of securities.

                        The risks of investing in emerging markets are considerable. Emerging stock markets tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. In the past many emerging markets restricted the flow of money into or out of their stock markets, and some continue to impose restrictions on foreign investors. The economies of emerging countries may be predominantly based on only a few industries or on revenue from particular commodities and international aid. Most of the securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar. Because the Fund will invest a larger percentage of its assets in fewer countries, the value of an investment in the Fund may be more volatile and subject to higher risks than investments in other general emerging markets mutual funds or foreign stock mutual funds. Also, short sales are speculative investments and will cause the Fund to lose money if the value of a security does not go down as the portfolio manager expects. See "Additional Investment Strategies and Related Risks" on page __.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

Emerging Markets Focus Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1998   1999    2000                                                 Highest [(Q4 1999)   + 44.29%]
                        -----------------------------------------------------------------
                        -20.76% 122.38  -17.23%                                              Lowest  [(Q2 1998)   - 18.36%]
                        -----------------------------------------------------------------

                        Emerging Markets Focus Fund*                          -17.23%           13.40%
                        -------------------------------------------------------------------------------------------------------
                        MSCI Emerging Markets Free Index+                     -30.61%           -4.83%
                                                                              1 Year           Inception (12/31/97)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.10%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              3.27%
                        Total Annual Fund Operating Expenses                                        4.37%
                        Fee Reduction and/or Expense Reimbursement                                  2.65%
                        Net Expenses(2)                                                             1.72%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.60%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Emerging Asia Fund | MNEAX

--------------------------------------------------------------------------------
Objective               Long-term capital appreciation
--------------------------------------------------------------------------------
Principal Strategy      Invests in  companies  based or  operating  primarily in
                        developing economies of Asia.

                        Under normal conditions, the Fund invests its assets primarily in the stocks of companies that are based or operate mainly in developing Asian countries:

                                  Bangladesh                    India                 The Philippines
                                  China/Hong Kong               Indonesia             Singapore
                                  China/Hong Kong is            Malaysia              South Korea
                                  considered to be a single     Pakistan              Sri Lanka
                                  emerging Asia country.

                        The Fund typically invests in at least three emerging Asia countries at all times, with no more than one-third of its assets in any one country. The five exceptions are China/Hong Kong, India, Malaysia, South Korea and Taiwan, where the Fund may invest more than one-third and up to substantially all of its assets.

                        The Fund's strategy is to identify potential investments
                        in the Asian  markets by conducting  in-depth  financial
                        reviews and on-site  analysis of companies and countries
                        in that region. The portfolio manager frequently travels
                        to the countries in which the Fund invests or may invest
                        to gain firsthand  insight into the economic,  political
                        and  social  trends  that  affect  investments  in those
                        countries. The Fund allocates its assets among countries
                        with stable or improving macroeconomic  environments and
                        invests in  companies  within those  countries  that the
                        portfolio    manager    believes   have   high   capital
                        appreciation  potential  without  excessive  risks.  The
                        portfolio  manager strives to keep the Fund  diversified
                        across  individual  stocks and  industries to reduce its
                        overall risk.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  stocks,  the Fund may  expose  you to
                        certain  risks  that  could  cause  you to  lose  money,
                        particularly a decline in a holding's  share price or an
                        overall  decline  in a stock  market.  Also,  the Fund's
                        volatility  may be  magnified  by its  concentration  in
                        Asian  markets,  as they tend to be much  more  volatile
                        than the U.S.  due to relative  immaturity  and relative
                        instability.  For  example,  the  economies  of emerging
                        countries  may  be  predominantly  based  on  only a few
                        industries or on revenue from particular commodities and
                        international  aid. Some emerging  Asia  countries  have
                        restricted the flow of money into or out of the country.
                        Emerging  markets in general  tend to be less liquid and
                        offer less regulatory protection for investors.  Most of
                        the securities in which the Fund invests are denominated
                        in foreign  currencies,  whose value may decline against
                        the U.S. dollar. See "Additional  Investment  Strategies
                        and Related Risks" on page __.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions.   Of  course,   past  performance  is  no
                        guarantee of future results.

Emerging Asia Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1997    1998    1999    2000                                        Highest [(Q2 1999)   + 61.16%]
                        -----------------------------------------------------------------
                        -28.30%  -14.72  56.00%  -31.99%                                     Lowest  [(Q4 1997)   - 38.16%]
                        -----------------------------------------------------------------

                        Emerging Asia Fund*                                   -31.99%           -5.52%
                        -------------------------------------------------------------------------------------------------------
                        MSCI All-Country Asia Free (ex-Japan) Index+          -35.22%          -11.29%
                                                                              1 Year           Inception (9/30/96)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           2.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              1.25%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              3.71%
                        Total Annual Fund Operating Expenses                                        4.96%
                        Fee Reduction and/or Expense Reimbursement                                  2.74%
                        Net Expenses(2)                                                             2.22%
                        -------------------------------------------------------------------------------------------------------
                        1 Deducted from the net proceeds of shares  redeemed (or
                          exchanged)  within three months after  purchase.  This
                          fee is retained by the Fund. $10 will be deducted from
                          redemption proceeds sent by wire or overnight courier.

                        2 Montgomery Asset Management has  contractually  agreed
                          to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 1.90%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Total Return Bond Fund | MNTRX

--------------------------------------------------------------------------------
                        Closed to new investors.
--------------------------------------------------------------------------------
Objective               Total   return   consisting   of  income   and   capital
                        appreciation
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  bonds,  the  Fund may  expose  you to
                        certain  risks that could  cause you to lose  money.  As
                        with  most  bond  funds,  the  value  of  shares  in the
                        Montgomery  Total Return Bond Fund will fluctuate  along
                        with interest rates.  When interest rates rise, a bond's
                        market price  generally  declines.  A fund, such as this
                        one,  which  invests  most of its assets in bonds,  will
                        behave  largely the same way. The Fund's  investments in
                        mortgage-related   debt  securities  may  expose  it  to
                        prepayment  risks when  interest  rates fall because the
                        portfolio  managers may have to reinvest the  prepayment
                        proceeds  at  lower  interest  rates  than  those of its
                        previous  investments.  As a  result,  the  Fund  is not
                        appropriate  for  investors  whose  primary   investment
                        objective  is  absolute  stability  of  principal.   The
                        Montgomery  Total Return Bond Fund is not a money market
                        fund.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions.   Of  course,   past  performance  is  no
                        guarantee of future results.

Total Return Bond Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1998  1999   2000                                                   Highest [(Q3 1998)    + 4.30%]
                        -----------------------------------------------------------------
                        8.72%  -0.59% 12.06%                                                 Lowest  [(Q2 1999)    - 0.86%]
                        -----------------------------------------------------------------

                        Total Return Bond Fund*                                 12.06%           7.51%
                        -------------------------------------------------------------------------------------------------------
                        Lehman Brothers Aggregate Bond Index+                   11.63%           7.30%
                                                                               1 Year          Inception (6/30/97)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.


-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           0.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              0.50%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              1.09%
                        Total Annual Fund Operating Expenses                                        1.59%
                        Fee Reduction and/or Expense Reimbursement                                  0.64%
                        Net Expenses(2)                                                             0.95%
                        -------------------------------------------------------------------------------------------------------
                        1  $10 will be deducted from redemption proceeds sent by
                           wire or overnight courier.

                        2 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 0.70%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Short Duration Government Bond Fund | MNSGX

--------------------------------------------------------------------------------
Objective               Current income consistent with capital preservation
--------------------------------------------------------------------------------
Principal Strategy      Invests in short-term U.S. government securities.

                        Under normal conditions, the Fund invests its assets primarily in short-term U.S. government securities, which may include Treasuries in addition to bonds and notes issued by government agencies such as the Federal Home Loan Bank, Government National Mortgage Association (GNMA or "Ginnie Mae"), Federal National Mortgage Association (FNMA or "Fannie Mae") and Student Loan Marketing Association (SLMA or "Sallie Mae").

                        The  Fund  may  purchase  bonds  of  any  maturity,  but
                        generally the portfolio's  overall effective duration is
                        less  than  that of a  three-year  U.S.  Treasury  note.
                        Effective  duration is a measure of the expected  change
                        in value from changes in interest  rates.  Typically,  a
                        bond with a low  duration  means  that its value is less
                        sensitive to changes in interest rates,  and a bond with
                        a high duration  means that its value is more  sensitive
                        to changes in interest rates.  The Fund invests in bonds
                        that the portfolio  managers  believe  offer  attractive
                        yields and are undervalued relative to issues of similar
                        credit quality and interest rate sensitivity.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  bonds,  the  Fund may  expose  you to
                        certain  risks that could  cause you to lose  money.  As
                        with  most bond  funds,  the value of shares in the Fund
                        will fluctuate along with interest rates.  When interest
                        rates rise, a bond's market price generally declines.  A
                        fund such as this one,  which invests most of its assets
                        in bonds will behave  largely  the same way.  The Fund's
                        investments  in  mortgage-related  debt  securities  may
                        expose it to prepayment  risks when interest  rates fall
                        because the portfolio  managers may have to reinvest the
                        prepayment  proceeds at lower  interest rates than those
                        of its previous  investments.  As a result,  the Fund is
                        not appropriate  for investors whose primary  investment
                        objective is absolute  stability of principal.  The Fund
                        is not a money market fund.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions.   Of  course,   past  performance  is  no
                        guarantee of future results.

Short Duration Government Bond Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1993  1994   1995  1996   1997  1998   1999  2000                   Highest [(Q1 1995)    + 3.39%]
                        -----------------------------------------------------------------
                        8.09%  1.13% 11.51% 5.14% 6.97%  7.38% 2.56%  8.11%                  Lowest  [(Q1 1994)    - 0.23%]
                        -----------------------------------------------------------------

                        Short Duration Government Bond Fund*              8.11%      6.01%       6.34%
                        -------------------------------------------------------------------------------------------------------
                        Lehman Brothers Government Bond 1-3 Year          8.17%      5.78%       5.95%
                          Index+
                                                                        1 Year     5 Year      Inception (12/18/92)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See  page  __  for a  description  of  this  index.  #
                        Calculated from 11/30/92

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           0.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              0.50%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              1.96%
                        Total Annual Fund Operating Expenses                                        2.46%
                        Fee Reduction and/or Expense Reimbursement                                  0.78%
                        Net Expenses(2)                                                             1.68%
                        -------------------------------------------------------------------------------------------------------
                        1  $10 will be deducted from redemption proceeds sent by
                           wire or overnight courier.

                        2  Montgomery Asset Management has contractually  agreed
                           to reduce its fees  and/or  absorb  expenses to limit
                           the Fund's total annual operating expenses (excluding
                           interest  and tax  expenses  and Rule 12b-1  fees) to
                           0.60%.  This contract has a 1-year term  renewable at
                           the  end  of  each  fiscal  year.   Montgomery  Asset
                           Management enters into certain  transactions that are
                           expected to increase the net income yield of the Fund
                           (such as reverse repurchase agreement  transactions).
                           These  transactions  also generate  interest charges,
                           however,  which are  reflected  in the expense  ratio
                           above. The interest charges  generated for the period
                           presented  were 1.08%.  The  operating  expense ratio
                           excluding these interest charges is 0.60%.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

Government Money Market Fund | MNGXX

--------------------------------------------------------------------------------
Objective               Current  income  consistent  with  liquidity and capital
                        preservation
--------------------------------------------------------------------------------
Principal Strategy      Invests  in  money  market   eligible  U.S.   government
                        securities.

                        Under normal conditions, the Fund invests its assets primarily in short-term U.S. government securities, which may include bills, notes and bonds issued by government agencies such as the Federal Home Loan Bank, Federal National Mortgage Association (FNMA or "Fannie Mae") and Student Loan Marketing Association (SLMA or "Sallie Mae"), in repurchase agreements for U.S. government securities and in similar money market funds.

                        The  Fund   invests  in   short-term   U.S.   government
                        securities  that the portfolio  manager  believes  offer
                        attractive yields and are undervalued relative to issues
                        of similar credit quality and interest rate sensitivity.
                        The Fund invests in  compliance  with  industry-standard
                        requirements  for money  market  funds for the  quality,
                        maturity and diversification of investments.
--------------------------------------------------------------------------------
Principal Risks         Although  the Fund seeks to  preserve  the value of your
                        investment at $1 per share, it is possible to lose money
                        by investing in this Fund.  Also a decline in short-term
                        interest  rates  would  lower the  Fund's  yield and the
                        return on your investment.  An investment in the Fund is
                        neither  insured nor  guaranteed by the Federal  Deposit
                        Insurance  Corporation  (FDIC) or any  other  government
                        agency.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions.   Of  course,   past  performance  is  no
                        guarantee of future results.

Government Money Market Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1993  1994   1995  1996   1997  1998   1999  2000                   Highest [(Q2 2000)    + 1.57%]
                        -----------------------------------------------------------------
                        2.83%  3.78% 5.54%  5.04% 5.16%  5.14% 4.87%  6.11%                  Lowest  [(Q2 1993)    - 0.65%]
                        -----------------------------------------------------------------

                        Government Money Market Fund*                     6.11%      5.26%       4.75%
                        -------------------------------------------------------------------------------------------------------
                        Lipper U.S. Government Money Market Fund          5.71%      5.00%       4.52%
                          Average Index+
                                                                        1 Year     5 Year      Inception (9/14/92)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

                        Seven-Day Yield as of 6/30/01:  ___%. Call  800.572.FUND
                        [3863] between 6:00 A.M. and 4:00 P.M. Pacific time for the current yield.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           0.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              0.28%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              0.17%
                        Total Annual Fund Operating Expenses                                        0.45%
                        -------------------------------------------------------------------------------------------------------
                        1  $10 will be deducted from redemption proceeds sent by
                           wire or overnight courier.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

California Tax-Free Intermediate Bond Fund | MNCTX

                        This Fund is intended for California residents only
--------------------------------------------------------------------------------
Objective               High current  income exempt from federal and  California
                        state personal income taxes
--------------------------------------------------------------------------------
Principal Strategy      Invests in  intermediate-maturity  California  municipal
                        bonds.

                        Under normal conditions, the Fund invests at least 80% of its net assets in intermediate-term, investment-grade California municipal bonds, the interest from which is exempt from federal and California personal income taxes and the alternative minimum tax. Investment-grade bonds are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB). From time to time, the Fund may also invest in unrated bonds that the portfolio manager believes are comparable to investment-grade bonds.

                        The  Fund  may  purchase  bonds  of  any  maturity,  but
                        generally  the   portfolio's   average   dollar-weighted
                        maturity  ranges  from  five  to 10  years.  The  Fund's
                        portfolio manager invests in California  municipal bonds
                        that offer  attractive  yields and are  considered to be
                        undervalued relative to issues of similar credit quality
                        and  interest  rate   sensitivity.   Although  the  Fund
                        concentrates  its assets in California  municipal bonds,
                        the portfolio manager strives to diversify the portfolio
                        across  sectors and  issuers  within  that  market.  The
                        portfolio manager has historically  invested more of the
                        Fund's   assets   in   better-quality   investment-grade
                        securities    than    lower-quality     investment-grade
                        securities.
--------------------------------------------------------------------------------
Principal Risks         By  investing  in  bonds,  the  Fund may  expose  you to
                        certain risks that could cause you to lose money. As with most bond funds, the value of shares in the Fund will fluctuate along with interest rates. When interest rates rise, a bond's market price generally declines. A fund such as this one, which invests most of its assets in bonds, will behave largely the same way. As a result, the Fund is not appropriate for investors whose primary investment objective is absolute principal stability.
                        The Fund is not a money market fund.

                        The Fund's concentration in California municipal bonds may expose shareholders to additional risks. In particular, the Fund will be vulnerable to any development in California's economy that may weaken or jeopardize the ability of California municipal-bond issuers to pay interest and principal on their bonds. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in municipal bonds from a number of different states. The Fund's objective is to provide income exempt from federal and California state personal income taxes, but some of its income may be subject to the alternative minimum tax.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

California Tax-Free Intermediate Bond Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1994  1995   1996  1997   1998  1999   2000                         Highest [(Q3 1998)    + 3.59%]
                        -----------------------------------------------------------------
                        0.05%  11.41% 4.51%  7.50% 6.06% -1.24% 9.32%                        Lowest  [(Q2 1999)    - 2.02%]
                        -----------------------------------------------------------------

                        CA Tax-Free Int. Bond Fund*                       9.32%      5.17%       5.24%
                        -------------------------------------------------------------------------------------------------------
                        Merrill Lynch CA Intermediate Municipal           7.92%      5.10%       4.75%
                          Bond Index+
                                                                        1 Year     5 Year      Inception (7/1/93)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See  page  __  for a  description  of  this  index.  #
                        Calculated from 6/30/93

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           0.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              0.50%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              1.34%
                        Total Annual Fund Operating Expenses                                        1.84%
                        Fee Reduction and/or Expense Reimbursement                                  1.14%
                        Net Expenses(2)                                                             0.70%
                        -------------------------------------------------------------------------------------------------------
                        1  $10 will be deducted from redemption proceeds sent by
                           wire or overnight courier.

                        2 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 0.70%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

California Tax-Free Money Fund | MCFXX

                        This Fund is intended for California residents only
--------------------------------------------------------------------------------
Objective               Current income exempt from federal and California income
                        taxes,    consistent    with   liquidity   and   capital
                        preservation
--------------------------------------------------------------------------------
Principal Strategy      Invests in money market  eligible  California  municipal
                        bonds.

                        Under normal circumstances, the Fund primarily invests its net assets in short-term, high-quality municipal bonds and notes, and in only those municipal securities the interest from which is expected to be exempt from federal and California personal income taxes and the alternative minimum tax. High-quality bonds are those rated within the two highest grades by rating agencies such as Standard & Poor's (at least AA), Moody's (at least Aa) or Fitch (at least AA). From time to time, the Fund may also invest in unrated bonds that the portfolio manager believes are comparable to high-quality bonds and notes.

                        The  Fund   focuses  its   investments   in   short-term
                        California  municipal bonds that offer attractive yields
                        and are considered to be undervalued  relative to issues
                        of similar credit quality and interest rate sensitivity.
                        The Fund generally concentrates its assets in California
                        municipal bonds;  however, its portfolio manager strives
                        to diversify  the portfolio  across  sectors and issuers
                        within that market.  The Fund invests in compliance with
                        industry-standard  requirements  for money  market funds
                        for  the  quality,   maturity  and   diversification  of
                        investments.
--------------------------------------------------------------------------------
Principal Risks         Although  the Fund seeks to  preserve  the value of your
                        investment at $1 per share, it is possible to lose money by investing in this Fund. Also, a short-term decline in interest rates may lower the Fund's yield and the return on your investment. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
                        Corporation (FDIC) or any other government agency.

                        The Fund's concentration in California municipal bonds may expose shareholders to additional risks. In particular, the Fund will be vulnerable to any development in California's economy that may weaken or jeopardize the ability of California municipal-bond issuers to pay interest and principal on their bonds.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing in the Fund and how the Fund's total return has varied from year to year. All Fund results reflect the reinvestment of dividend and capital gain distributions. Of course, past performance is no guarantee of future results.

California Tax-Free Money Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1995  1996   1997  1998   1999  2000                                Highest [(Q4 1994)    + 0.91%]
                        -----------------------------------------------------------------
                        3.36%  2.90% 3.03%  2.85% 2.52%  3.13%                               Lowest  [(Q3 1999)    - 0.59%]
                        -----------------------------------------------------------------

                        California Tax-Free Money Fund*                   3.13%      2.88%       2.99%
                        -------------------------------------------------------------------------------------------------------
                        Lipper California Tax-Exempt Money Market         3.09%      2.86%       2.95%
                          Funds Average Index+
                                                                        1 Year     5 Year      Inception (9/30/94)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

                        Seven-Day Yield as of 6/30/01:  ____%. Call 800.572.FUND
                        [3863] between 6:00 A.M. and 4:00 P.M. Pacific time for the current yield.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           0.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              0.40%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              0.21%
                        Total Annual Fund Operating Expenses                                        0.61%
                        Fee Reduction and/or Expense Reimbursement                                  0.03%
                        Net Expenses(2)                                                             0.58%
                        -------------------------------------------------------------------------------------------------------
                        1  $10 will be deducted from redemption proceeds sent by
                           wire or overnight courier.

                        2 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 0.60%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---


Federal Tax-Free Money Fund | MFFXX

--------------------------------------------------------------------------------
Objective               Current   income  exempt  from  federal   income  taxes,
                        consistent with liquidity and capital preservation
--------------------------------------------------------------------------------
Principal Strategy      Invests in money market eligible municipal bonds.

                        Under normal conditions, the Fund primarily invests its net assets in short-term, high-quality municipal bonds and notes. High-quality bonds are those rated within the two highest short-term grades by rating agencies such as Standard & Poor's (at least AA), Moody's (at least Aa) or Fitch (at least AA). The Fund may also invest in unrated bonds that the portfolio manager believes are comparable to high-quality bonds and notes.

                        The Fund invests in short-term  municipal bonds that the
                        portfolio  manager believes offer attractive  yields and
                        are  undervalued  relative  to issues of similar  credit
                        quality and interest  rate  sensitivity.  The  portfolio
                        manager strives to diversify the portfolio  across bonds
                        from several different states,  sectors and issuers. The
                        Fund  invests  in  compliance   with   industry-standard
                        requirements  for money  market  funds for the  quality,
                        maturity and diversification of investments.
--------------------------------------------------------------------------------
Principal Risks         Although  the Fund seeks to  preserve  the value of your
                        investment at $1 per share, it is possible to lose money
                        by investing in this Fund. Also, a decline in short-term
                        interest  rates  would  lower the  Fund's  yield and the
                        return on your investment.  An investment in the Fund is
                        not  insured  or  guaranteed  by  the  Federal   Deposit
                        Insurance  Corporation  (FDIC) or any  other  government
                        agency. The Fund's objective is to provide income exempt
                        from federal income taxes, but some of its income may be
                        subject to the alternative minimum tax.
--------------------------------------------------------------------------------
Performance Information The bar  chart on the  facing  page  shows  the risks of investing  in the Fund and how the Fund's  total  return
                        has varied from year to year.  All Fund results  reflect
                        the   reinvestment   of  dividend   and   capital   gain
                        distributions.   Of  course,   past  performance  is  no
                        guarantee of future results.

Federal Tax-Free Money Fund cont'd.

                        [bar chart]                                                          More Recent Return Information
                                                                                             ----------------------------------
                                                                                             1/1/01 - 9/30/01: ___%

                                                                                             Highest and Lowest Quarter
                                                                                             Returns
                                                                                             (for periods shown in the bar
                                                                                             chart)
                        -----------------------------------------------------------------    ----------------------------------
                         1997  1998   1999  2000                                             Highest [(Q2 2000)    + 0.99%]
                        -----------------------------------------------------------------
                        3.18%  3.03% 2.80%  3.71%                                            Lowest  [(Q1 1999)    - 0.62%]
                        -----------------------------------------------------------------

                        Federal Tax-Free Money Fund*                               3.71%         3.22%
                        -------------------------------------------------------------------------------------------------------
                        Lipper Tax-Exempt Money Market Funds Average Index+        3.52%         3.07%
                                                                                  1 Year       Inception (7/15/96)

                        * The table compares the Fund's performance with a commonly used index for its market segment.

                        + See page __ for a description of this index.

                        Seven-Day Yield as of 6/30/01:  ____%. Call 800.572.FUND
                        [3863] between 6:00 A.M. and 4:00 P.M. Pacific time for the current yield.

-------------------------------------------------------------------------------------------------------------------------------

Fees & Expenses
                        Shareholder Fees (fees paid directly from your
                        investment)
                        Redemption Fee(1)                                                           0.00%
                        Annual Fund Operating Expenses (expenses that are
                        deducted from Fund assets)
                        Management Fee                                                              0.40%
                        Distribution/Service (12b-1) Fee                                            0.00%
                        Other Expenses                                                              0.42%
                        Total Annual Fund Operating Expenses                                        0.82%
                        Fee Reduction and/or Expense Reimbursement                                  0.22%
                        Net Expenses(2)                                                             0.60%
                        -------------------------------------------------------------------------------------------------------
                        1  $10 will be deducted from redemption proceeds sent by
                           wire or overnight courier.

                        2 Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses and Rule 12b-1 fees) to 0.60%. This contract has a 1-year term renewable at the end of each fiscal year.

                        Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

                                    Year 1     Year 3    Year 5      Year 10
                                   ---------------------------------------------
                                     $---       $---      $---        $---

                        Additional Investment Strategies and Related Risks

Montgomery             To  the  extent   that  the  Fund   invests  in  Japanese
International Focus    securities,  the Fund  exposes  shareholders  to  certain
Fund                   risks.  The Fund's share value may be more  volatile than
                       that  of  mutual  funds  not  sharing   this   geographic
                       concentration.  The value of the  Fund's  shares may vary
                       dramatically   in  response  to  political  and  economic
                       factors affecting companies in Japan.

                       Securities in Japan are denominated and quoted in yen. Yen are fully convertible and transferable, based on floating exchange rates, into all readily convertible currencies; there are no administrative or legal restrictions for both residents and non-residents of Japan. As a result, in the absence of a successful currency hedge, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in the value of Japanese yen relative to the U.S. dollar.

                       The decline in the Japanese securities market since 1989 has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-to-earnings ratios in comparison with those in the United States, even after that market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

Montgomery Global      General.  The Fund is considered to primarily  invest its
Long-Short Fund        assets in long and short positions in equity  securities.
                       The   value  of  long  and  short   positions   will  not
                       necessarily  be  equal.

                       Short Sales. When Montgomery believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

                       The Fund also may make short sales "against-the-box," in which it sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a "constructive sale," requiring the Fund to recognize any taxable gain from the transaction.

                       Until the Fund replaces a borrowed security, it will designate sufficient U.S. government securities, and other liquid debt and equity securities to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

                       Borrowing/ Leverage. The Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction. Total bank borrowings may not exceed one-third of the value of the Fund's assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in its portfolio yield. Although margin borrowing will be fully collateralized, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

                       Foreign Securities. By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. The risks of investing in emerging markets are considerable. Emerging stock markets tend to be much more volatile than the U.S. market due to the relative immaturity, and occasional instability, of their political and economic systems. In the past many emerging markets restricted the flow of money into or out of their stock markets, and some continue to impose restrictions on foreign investors. These markets tend to be less liquid and offer less regulatory protection for investors. The economies of emerging countries may be predominately based on only a few industries or on revenue from particular commodities, international aid and other assistance. Most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. Furthermore, during the period following the January 1, 1999, introduction by the European Union of a single European currency (the euro), market uncertainties and even market disruptions could negatively affect the Fund's investments in European companies.

Emerging  Markets      The Fund's portfolio manager may sell stocks "short" that
Focus Fund             it believes  will go down.  A short  position is when the
                       Fund sells a security that it has borrowed. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock increases or decreases between the time it is sold and when the Fund replaces the borrowed security. As a result, an investment in this Fund may be more volatile than investments in other mutual funds. This Fund is not appropriate for conservative investors.

                       There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

                       The Fund also may make short sales "against-the-box," in which it sells short securities it owns. The Fund will incur transaction costs when opening, maintaining and closing short sales against-the-box, that result in a "constructive sale," requiring the Fund to recognize any taxable gain from the transaction.

                       Until the Fund replaces a borrowed security, it will designate sufficient U.S. government securities and other liquid debt and equity securities to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

Montgomery             By investing in emerging Asia  markets,  the Fund exposes
Emerging               shareholders to additional risks. For example,  the stock
Asia Fund              markets of China/Hong Kong, India and South Korea tend to
                       be much more volatile  than the U.S.  market due to their
                       relative immaturity and occasional instability.  Malaysia
                       has  restricted  the  flow of  money  into and out of the
                       country.  Finally,  investing in the  securities of South
                       Korean  and  Taiwanese  companies  may  involve  risks of
                       political,    economic   and   social   uncertainty   and
                       instability, including the potential for military action between South and North Korea and between mainland

                       China and Taiwan. In the latter part of 1997, South Korea experienced a national financial crisis, which has led to a recessionary environment and is continuing with serious consequences for unemployment and domestic business activities. The full impact of this recessionary environment cannot be predicted, but widespread restructuring and consolidation as well as a continued high rate of bankruptcies can be expected. As a defensive measure to these risks, the Fund may invest in the stocks of companies located in Japan, Australia or New Zealand.

The Euro: Single       Investors in the  International  and Global  Equity Funds
European Currency      should  note the  following:  On  January  1,  1999,  the
                       European Union (EU) introduced a single European currency
                       called the euro.  Eleven of the 15 EU members  have begun
                       to  convert  their  currencies  to  the  euro:   Austria,
                       Belgium,   Finland,  France,  Germany,   Ireland,  Italy,
                       Luxembourg, the Netherlands, Portugal and Spain (leaving out Britain, Sweden, Denmark and Greece). For the first three years, the euro will be a phantom currency (only an accounting entry). Euro notes and coins will begin circulating in 2002.

                       The introduction of the euro has occurred, but the following uncertainties will continue to exist for some time:

                       o   Whether  the  payment,   valuation  and   operational
                           systems of banks and financial institutions can operate reliably

                       o The applicable conversion rate for contracts stated in the national currency of an EU member

                       o How clearing and settlement systems needed to process transactions reliably will work

                       o What the effects of the euro on European financial and commercial markets will be

                       o How new legislation and regulations will affect euro-related issues


                       These and other factors could cause market disruptions and affect the value of your shares in a Fund that invests in companies conducting business in Europe. Montgomery and its key service providers have taken steps to address euro-related issues, but there can be no assurance that these efforts will be sufficient.

Defensive              At the  discretion  of  its  portfolio  manager(s),  each
Investments            Montgomery  Fund may  invest up to 100% of its  assets in
                       cash  for  temporary  defensive  purposes.   No  Fund  is
                       required or  expected  to take such a defensive  posture.
                       But if used, such an unlikely stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.


Portfolio Turnover     The Funds'  portfolio  managers will sell a security when
                       they believe it is  appropriate  to do so,  regardless of
                       how long a Fund  has  owned  that  security.  Buying  and
                       selling  securities  generally involves some expense to a
                       Fund,  such as  commission  paid  to  brokers  and  other
                       transaction  costs.  By  selling a  security,  a Fund may
                       realize taxable  capital gains that it will  subsequently
                       distribute  to  shareholders.   Generally  speaking,  the
                       higher a Fund's annual  portfolio  turnover,  the greater
                       its brokerage  costs and the greater the likelihood  that
                       it  will  realize   taxable   capital  gains.   Increased
                       brokerage   costs   may   adversely   affect   a   Fund's
                       performance.  Also, unless you are a tax-exempt  investor
                       or you purchase  shares through a  tax-deferred  account,
                       the   distribution  of  capital  gains  may  affect  your
                       after-tax  return.  Annual portfolio  turnover of 100% or
                       more is considered  high. The following  Montgomery Funds
                       that invest in stocks will typically have annual turnover
                       in  excess  of  that  rate  because  of  their  portfolio
                       managers'   investment   styles:   Growth,   Small   Cap,
                       International  Growth,  Global  Opportunities,   Emerging
                       Asia, Global Long-Short,  Global Focus,  Balanced Mid Cap
                       Focus,  and Total  Return  Bond,  Mid Cap, Mid Cap Focus,
                       International Focus and Emerging Markets Focus Funds. See
                       "Financial Highlights," beginning on page __, for each Fund's historical portfolio turnover.

                       Management of the Funds

Investment Adviser     The  investment   manager  of  The  Montgomery  Funds  is
                       Montgomery  Asset  Management,   LLC.  Founded  in  1990,
                       Montgomery   Asset   Management   is  a   subsidiary   of
                       Commerzbank   AG,  one  of  the  largest   publicly  held
                       commercial  banks in Germany.  As of  September  30, 2001
                       Montgomery Asset Management managed approximately $__ billion on behalf of some ______ investors in The
                       Montgomery Funds.

Management Fees        The table below shows the  management  fee rate  actually
and Operating          paid to Montgomery  Asset Management over the past fiscal
Expense Limits         year  and  the  contractual  limits  on  total  operating
                       expenses for each Fund. The management fee amounts shown may vary from year to year, depending on actual expenses.
                       Actual fee rates may be greater than contractual rates to the extent Montgomery recouped previously deferred fees during the fiscal year.

                                                                                                           Lower Of Total
                                                                                                          Expense Limit Or
                                                                                                            Actual Total
                                                                                     Management Fees          Expenses
                       Montgomery Fund                                                (annual rate)         (annual rate)
                       -------------------------------------------------------------------------------------------------------
                       U.S. Equity Funds
                          Montgomery Growth Fund                                          1.50%                 1.49%
                          Montgomery Mid Cap Focus Fund                                   1.00%                 1.40%
                          Montgomery Mid Cap Fund                                         1.40%                 1.50%
                          Montgomery U.S. Focus Fund                                      1.00%                 1.40%
                          Montgomery Small Cap Fund                                       1.40%                 1.36%
                          Montgomery Balanced Fund                                        0.00%                 1.30%
                       International and Global Equity Funds
                          Montgomery International Growth Fund                            1.10%                 1.65%
                          Montgomery International Focus Fund                             1.10%                 1.65%
                          Montgomery Global Opportunities Fund                            1.25%                 1.90%
                          Montgomery Global Focus Fund                                    1.25%                 1.80%
                          Montgomery Global Long-Short Fund                               1.50%                 2.35%
                          Montgomery Global Communications Fund                           1.20%                 1.69%
                          Montgomery Emerging Markets Fund                                1.25%                 1.90%
                          Montgomery Emerging Markets Focus Fund                          1.10%                 1.60%
                          Montgomery Emerging Asia Fund                                   1.25%                 1.90%
                       U.S. Fixed-Income and Money Market Funds
                          Montgomery Total Return Bond Fund                               0.50%                 0.70%
                          Montgomery Short Duration Government Bond Fund                  0.50%                 0.60%
                          Montgomery Government Money Market Fund                         0.28%                 0.45%
                          Montgomery California Tax-Free Intermediate Bond Fund           0.50%                 0.70%
                          Montgomery California Tax-Free Money Fund                       0.40%                 0.58%
                          Montgomery Federal Tax-Free Money Fund                          0.40%                 0.60%


                       Portfolio Manager   Fund                       Recent Portfolio Experience

Portfolio Managers     Oscar Castro        Montgomery Global Focus    CFA, Senior  Portfolio  Manager and Principal.  Mr. Castro has
                                           Fund; Montgomery Global    managed  the   Montgomery   Global   Opportunities   Fund  and
                                           Communications Fund;       co-managed the  Montgomery  Global  Communications  Fund since
                                           Montgomery Global          their   launch  in  1993.   He  has  managed  the   Montgomery
                                           Opportunities Fund;        International  Growth Fund since its inception in 1995 and the
                                           Montgomery International   Montgomery  International  Focus Fund since its  inception  in
                                           Focus Fund; Montgomery     1999.  In  addition,  Mr.  Castro has managed  the  Montgomery
                                           International Growth Fund  Global Focus Fund since 2000. Prior to joining Montgomery, Mr.
                                                                      Castro  was  vice  president  and  portfolio  manager  at G.T.
                                                                      Capital  Management,  where he helped launch and manage mutual funds  specializing  in  global  telecommunications  and Latin
                                                                      America.  Prior to that he was a founder and co-manager of the
                                                                      Common  Goal World  Fund,  a global  equity  partnership.  Mr.
                                                                      Castro  holds a master of  Business  Administration  degree in
                                                                      Finance from Drexel  University in Pennsylvania and a Bachelor of Science degree in Chemical  Engineering  from Simon Bolivar
                                                                      University in Venezuela. He is a Chartered Financial Analyst.

                       Frank Chiang        Montgomery Emerging Asia   Portfolio Manager and Principal.  Mr. Chiang joined Montgomery
                                           Fund; Montgomery Emerging  in 1996,  co-managing the Montgomery Emerging Markets Fund and
                                           Markets Fund               managing  the   Montgomery   Asia  Fund  Emerging   since  its
                                                                      inception.  From 1993 to 1996, he was with TCW Asia Ltd., Hong
                                                                      Kong, where he was a managing  director and portfolio  manager responsible for TCW's Asian Equity strategy.  Prior to that he was  associate  director  and  portfolio  manager  for Wardley
                                                                      Investment  Services,  Hong Kong, where he created and managed three  dedicated  China  funds.  Mr.  Chiang has a Bachelor of
                                                                      Science  degree  in  Physics  and   Mathematics   from  McGill
                                                                      University  in  Montreal,  Canada,  and a Master  of  Business
                                                                      Administration and Finance degree from New York University. He is fluent in three Chinese  dialects:  Mandarin,  Shanghainese and Cantonese.

                       Marie Chandoha      Montgomery Short Duration  Portfolio   Manager  and  Principal.   Ms.   Chandoha   joined
                                           Government Bond Fund;      Montgomery  in 1999 as  portfolio  manager  of the  Montgomery
                                           Montgomery Total Return    Total Return Bond and Short Duration Government Bond Funds. In
                                           Bond Fund; Montgomery      2001,  she became a  co-portfolio  manager  of the  Montgomery
                                           Money Market Fund          Government  career in 1983.  From 1996 to 1999,  she was chief bond Money  Market Fund.  Ms.  Chandoha  began her  investment strategist at Goldman Sachs,  where she advised  institutional clients on optimal  asset  allocation  strategies  in the U.S.
                                                                      bond market.  From 1994 to 1996, she was managing  director of global  fixed-income  and economics  research at Credit Suisse
                                                                      First Boston,  where she managed the global bond and economics research department. Ms. Chandoha is a Phi Beta Kappa graduate of  Harvard  University,  with a  Bachelor  of Arts  degree in
                                                                      Economics.

                       Josephine Jimenez   Montgomery Emerging        CFA,  Senior  Portfolio  Manager and  Principal.  Ms.  Jimenez
                                           Markets Fund; Montgomery   joined  Montgomery  in  1991 to  launch  the  firm's  emerging
                                           Emerging Markets Focus     markets  discipline  and has managed the  Montgomery  Emerging
                                           Fund                       Markets Fund since it launched in 1992.  In addition,  she has managed the Montgomery  Emerging  Markets Focus Fund since its inception in 1997.  Prior to joining  Montgomery,  Ms. Jimenez
                                                                      was  a  portfolio   manager  at  Emerging  Markets   Investors
                                                                      Corporation.  From 1981 through 1988, she analyzed U.S. equity securities,  first  at  Massachusetts  Mutual  Life  Insurance
                                                                      Company, then at Shawmut Corporation. She received a Master of
                                                                      Science degree from the Massachusetts  Institute of Technology and a Bachelor of Science degree from New York University. She is a Chartered Financial Analyst.


                                                                 48

                       Chetan Joglekar     Montgomery Global          Portfolio Manager. Mr. Joglekar joined Montgomery in 1997 as a
                                           Long-Short Fund            senior trader  responsible for the Asian and European markets.
                                                                      He has been  involved in  executing  long and short trades for the Montgomery  Global Long-Short Fund since its inception and has been  managing the Fund since 2000.  From 1995 to 1997, he was the  chief  trader  at  Janhavi  Securities  PVT  Ltd.,  a brokerage house based in India.  Mr. Joglekar holds a Bachelor of  Engineering  degree  with a  concentration  in  Mechanical
                                                                      Engineering from the University of Pune in India.


                       Kelly Mainelli      Montgomery California      Portfolio  Manager.  Mr. Mainelli joined Montgomery in 2000 as
                                           Tax-Free Intermediate      the senior  trader for municipal  securities  in  Montgomery's
                                           Bond Fund; Montgomery      municipal  bond  portfolios.  In  2001,  he  became  portfolio
                                           California Tax-Free Money  manager for the Montgomery  California  Tax-Free  Intermediate
                                           Fund; Montgomery Federal   Bond Fund, the Montgomery  California  Tax-Free Money Fund and
                                           Tax-Free Money Fund        the Montgomery Federal Money Tax-Free Fund. From 1999 to 2000,
                                                                      Mr.  Mainelli  was an  associate  portfolio  manager at Strong
                                                                      Capital Management. Prior to that, he was a vice president and director  of  fixed  income  at  American  Frontier  Financial
                                                                      Corporation  from 1995 to 1999.  Mr.  Mainelli has a Master of
                                                                      Business  Administration from the University of Colorado and a
                                                                      Bachelor of Science degree in Finance from Merrimack  College.

                       Stephen Parlett     Montgomery Global          CFA,  Portfolio  Manager  and  Principal.  Since  joining  the
                                           Communications Fund        Montgomery  Global Equity team in 1995,  Mr.  Parlett has been responsible for global  communications sector analysis. He has co-managed the  Montgomery  Global  Communications  Fund since
                                                                      2000.  Prior to that he was the  firm's  portfolio  accounting manager,  helping  implement  a  new  international  portfolio accounting  system.  Before joining Montgomery in 1993, he was
                                                                      an   international   portfolio   accountant  at  G.T.  Capital
                                                                      Management.  Mr. Parlett holds a Bachelor of Science degree in
                                                                      Finance from California State University, Sacramento, and is a
                                                                      Chartered Financial Analyst.


                       Jerome "Cam"        Montgomery Mid Cap Fund;   CFA,  Portfolio  Manager and Principal.  Mr.  Philpott  joined
                       Philpott            Montgomery Mid Cap Focus   Montgomery  in 1991 as an  analyst  for the Small  Cap  Equity
                                           Fund; Montgomery Small     team. He has co-managed  the  Montgomery  Small Cap Fund since
                                           Cap Fund                   1993,  the  Montgomery  Mid Cap  inception  Focus Fund in 2000 since its and the Montgomery Mid Cap Fund since 2001. Prior to
                                                                      Montgomery,  Mr. Philpott served as a securities  analyst with
                                                                      Boettcher  & Company,  where he focused  on the  consumer  and telecommunications  industries.  Prior to that he  worked as a general  securities  analyst at Berger  Associates,  Inc.,  an investment  management  firm.  Mr.  Philpott holds a Master of
                                                                      Business  Administration  degree from the Darden School at the
                                                                      University  of  Virginia  and a  Bachelor  of Arts  degree  in
                                                                      Economics  from  Washington  and  Lee  University.   He  is  a
                                                                      Chartered Financial Analyst.


                       Andrew Pratt        Montgomery Balanced Fund;  CFA,  Portfolio  Manager  and  Principal.   Mr.  Pratt  joined
                                           Montgomery Growth Fund;    Montgomery  in  1993  as  part  of  the  Growth  Equity  team,
                                           Montgomery U.S. Focus Fund responsible  for  managing the  Montgomery  Growth and Mid Cap
                                                                      Funds. He has managed the Montgomery U.S. Focus Fund since its inception in 1999. In 2000 he became portfolio  manager of the
                                                                      Montgomery Growth Fund and co-manager of the Balanced Fund. In addition,  he has been managing  U.S.  equity  portfolios  for institutional clients. Prior to joining Montgomery,  Mr. Pratt was with  Hewlett-Packard  as an  equity  analyst  covering  a variety  of  industry  groups.  While at HP he also  managed a portfolio of small-cap  technology  companies  and  researched private placement and venture capital  investments.  Mr. Pratt holds a Bachelor  of Business  Administration  degree from the
                                                                      University  of  Wisconsin  and a Master of  Science  degree in
                                                                      Finance  from  Boston  College.  He is a  Chartered  Financial
                                                                      Analyst.


                                                                 49

                       Charles I. Reed     Montgomery Mid Cap Focus   CFA, Portfolio Manager.  Mr. Reed joined Montgomery in 1997 as
                                           Fund; Montgomery Small     an analyst for the Small Cap Equity  team.  He has  co-managed
                                           Cap Fund                   the Montgomery Small Cap Fund and the Mid Cap Focus Fund since
                                                                      2000.  From 1995 to 1997, he was an equity  analyst for Berger
                                                                      Associates,  Inc.,  where he  conducted  research  on publicly traded  companies,  performed  fundamental  analysis  of  data networking  companies,  and developed and maintained financial models on companies  within the  financial  telecommunications and temporary staffing industries. From 1992 to 1995, Mr. Reed worked as a project  manager for Lipper  Analytical  Services,
                                                                      Inc.,  performing  mutual  fund  analysis on  performance  and expenses.  He received a Bachelor of Science degree in Finance from Colorado State  University and a Master of Science degree in Finance  with an emphasis in  Financial  Analysis  from the
                                                                      University  of  Colorado.  Mr. Reed is a  Chartered  Financial
                                                                      Analyst.


                       Stuart Roberts      Montgomery Small Cap       Senior Portfolio  Manager and Principal.  Mr. Roberts has been
                                           Fund; Montgomery Mid Cap   managing the Montgomery  Small Cap Fund since its inception in
                                           Fund                       1990 and has specialized in small-cap  growth  investing since
                                                                      1983. In 2001, he became a portfolio manager of the Montgomery
                                                                      Mid  Cap  Fund.  Prior  to  joining  Montgomery,  he was  vice president and portfolio  manager at Founders Asset Management,
                                                                      where  he  was   responsible   for  managing   three  separate
                                                                      growth-oriented   small-cap   mutual  funds.   Before  joining
                                                                      Founders, Mr. Roberts managed a health-care sector mutual fund as portfolio  manager at Financial  Programs,  Inc. He holds a
                                                                      Master of Business  Administration  degree from the University of Colorado  and a Bachelor of Arts  degree in  Economics  and
                                                                      History from Bowdoin College.


                       William Stevens     Montgomery Balanced Fund;  Senior Portfolio Manager and Principal.  Mr. Stevens began his
                                           Montgomery Fixed-Income    investment  career in 1984 and has directed  Montgomery's U.S.
                                           Funds                      Fixed-Income team since joining the firm in 1992, all managing
                                                                      Fixed-Income Funds since their inceptions. He has also managed
                                                                      the  Balanced  Fund  since  its  launch  in  1994.   Prior  to
                                                                      Montgomery he was responsible for starting the  collateralized
                                                                      mortgage   obligation  and  asset-backed   securities  trading
                                                                      department at Barclays de Zoete Wedd  Securities.  Previously,
                                                                      he had  headed the  structured  product  department  at Drexel
                                                                      Burnham Lambert,  which included both origination and trading.
                                                                      Mr.  Stevens  has a Master of Business  Administration  degree from the  Harvard  Business  School  and is a Phi  Beta  Kappa
                                                                      graduate of Wesleyan University.


Our Partners            As a  Montgomery  shareholder,  you may see the names of
                        our partners on a regular basis. We all work together to ensure that your investments are handled accurately and efficiently.

                        o Funds Distributor, Inc., located in New York City and Boston, distributes the Montgomery Funds.

                        o DST Systems, Inc., located in Kansas City, Missouri, is the Funds' Master Transfer Agent. It performs certain recordkeeping and accounting functions for the Funds.

                        o State Street Bank and Trust Company (formerly Investors Fiduciary Trust Company), also located in Kansas City, Missouri, assists DST Systems, Inc. with certain recordkeeping and accounting functions for the Funds.

Additional              o  The Lehman Brothers  Aggregate Bond Index is composed
Benchmark                  of    securities    from    the    Lehman    Brothers
Information                Government/Corporate   Bond  Index,   Mortgage-Backed
                           Securities  Index and  Yankee  Bond  Index  (all U.S.
                           dollar-denominated,  SEC-registered, fixed- rate debt
                           issued  or   guaranteed   by   foreign   governments,
                           municipalities, government agencies or international agencies). Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

                        o  The  Morgan  Stanley  Capital   International  (MSCI)
                           All-Country   Asia-Free  (ex-Japan)  Index  comprises
                           equities in 12 countries in the Asia Pacific region.

                        o The MSCI All-Country World Free Index is a capitalization-weighted index composed of securities listed on the stock exchanges of more than 45 developed and emerging countries, including the United States.

                        o The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.

                        o The MSCI Europe, Australasia and Far East (EAFE) Index, a capitalization-weighted index, is composed of 21 developed market countries in Europe, Australasia and the Far East. The returns are presented net of dividend withholding taxes.

                        o The MSCI Telecommunications Index is a capitalization-weighted index comprising of equity securities of communications companies in developed countries worldwide.

                        o The MSCI World Index measures the performance of selected stocks in 22 developed countries. The index is presented net of dividend withholding taxes.

                        o The Russell 2000 Index is a capitalization-weighted total return index that includes the smallest 2,000 companies within the Russell 3000 Index.

                        o The Standard & Poor's (S&P) 500 Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

                        o The S&P Mid Cap 400 Index is an unmanaged broad-based composite index that measures the performance of 400 mid-sized companies (with market capitalizations between $189 million and $23 billion) in the U.S. market.

                       Buying, Selling and Exchanging Shares

Summary To open a new account, complete and mail the New Account application included with this prospectus ($2,500 minimum for regular accounts and $1,000 for IRAs), or complete an application online by accessing www.montgomeryfunds.com ($1,000 minimum). The minimum subsequent investment is $100.

                       Trade requests received after 1:00 P.M. Pacific time (4:00 P.M.eastern time) will be executed at the following business day's closing price. Once a trade is placed, it may not be altered or canceled.

                       Checks should be made payable to: The Montgomery Funds

                       Once an account is established, you can:

                       o   Buy, sell or exchange shares by phone

                           Contact The Montgomery Funds at 800.572.FUND [3863]. Press (1) for a shareholder service representative. Press (2) for the automated Montgomery Star System.

                       o   Buy, sell or exchange shares online

                           Go   to   www.montgomeryfunds.com.    Follow   online
                           instructions to enable this service.

                       o   Buy or sell shares by mail

                           Mail buy/sell order(s) with your check:

                           By regular mail   The Montgomery Funds
                                             c/o DST Systems, Inc.
                                             P.O. Box 219073
                                             Kansas City, MO 64121-9073

                           By express or overnight service:
                                             The Montgomery Funds
                                             c/o DST Systems, Inc.
                                             210 West 10th Street, 8th Floor
                                             Kansas City, MO 64105-1614

                       o   Buy or sell shares by wiring funds

                           To:               State Street Bank and Trust Company
                                             ABA #101003621

                           For:              DST Systems, Inc.
                           Account           #7526601
                                             Attention: The Montgomery Funds

                           For Credit to:    [shareholder(s) name]
                                             Shareholder account number:
                                             [shareholder(s) account number]

                           Name of Fund:     [Montgomery Fund name]

                       Shareholders can get information or perform transactions around-the-clock through the Montgomery Star System or www.montgomeryfunds.com.

To open a new account: By Mail. Send your signed, completed application,  with a check payable to The Montgomery Funds to the appropriate address (see "Buy or sell shares by mail" above). Your check must be in U.S. dollars and drawn on a bank located in the United States. Dividends do not accrue until your check has cleared. We do not accept third-party checks, "starter" checks, credit-card checks, instant-loan checks or cash investments. We may impose a charge on checks that do not clear.

                       By Wire. Call us at 800.572.FUND [3863] to let us know that you intend to make your initial investment by wire. Tell us your name, the amount you want to invest and the Fund(s) in which you want to invest. We will give you further instructions and a fax number to which you should send your completed New Account application. To ensure that we handle your investment accurately, include complete account information in all wire instructions. Then request your bank to wire money from your account. See "Buy or sell shares by wiring funds," above. Please note that your bank may charge a wire transfer fee.

                       By Phone. To make an initial investment by phone, you must have been a current Montgomery shareholder for at least 30 days. Shares for Individual Retirement Accounts
                       (IRAs) may not be purchased by phone. Your purchase of a new Fund must meet its investment minimum and is limited to the total value of your existing accounts or $10,000, whichever is greater. To complete the transaction, we must receive payment within three business days. We reserve the right to collect any losses from any of your accounts if we do not receive payment within that time.

                       Online. Visit www.montgomeryfunds.com to print out an application or to exchange at least $1,000 from an existing account into a new account.

                       Money Market Funds. The price of the Money Market Funds is determined at 12 noon eastern time on most business days. If we receive your order by that time, your shares will be priced at the NAV calculated at noon that day. If we receive your order after 12 noon eastern time, you will pay the next price we determine after receiving your order. Also, only those orders received by 12 noon will be eligible to accrue any dividend paid for the day of investment.

                       Foreign Funds. Several of our Funds invest in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign-currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the U.S. dollar value of foreign-denominated securities, even if their market price does not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, a Fund's foreign securities--and its price--may fluctuate during periods when you can't buy, sell or exchange shares in the Fund.

                       Bank Holidays. On bank holidays we will not calculate the price of the U.S. Fixed-Income and Money Market Funds, even if the NYSE is open that day. Shares in these Funds will be sold at the next NAV we determine after receipt of your order.

                       Trading Times. Whether buying, exchanging or selling shares, transaction requests received after 1:00 P.M. Pacific time (4:00 P.M. eastern time) will be executed at the next business day's closing price.

Buying Additional      By  Mail.   Complete  the  form  at  the  bottom  of  any
Shares                 Montgomery  statement and mail it with your check payable
                       to The Montgomery Funds. Or mail a check with a signed letter noting the name of the Fund in which you want to invest, your account number and telephone number. We will mail you a confirmation of your investment. Note that we may impose a charge on checks that do not clear.

                       By Phone. Current shareholders are automatically eligible to buy shares by phone. To buy shares in a Fund you currently own or to invest in a new Fund, call 800.572. FUND [3863]. Shares for IRAs may not be purchased by phone. Telephone purchases can be made for up to five times your account value as of the previous day.

                       We must receive payment for your purchase within three business days of your request. To ensure that we do, you can:

                       o Transfer money directly from your bank account by mailing a written request and a voided check or deposit slip (for a savings account)

                       o Send us a check by overnight or second-day courier service

                       o   Instruct  your bank to wire  money to our  affiliated
                           bank  using  the   information   under   "Becoming  a
                           Montgomery Shareholder" (page __)

                       Online. To buy shares online, you must first set up an Electronic Link (described in the note at above left). Then visit our Web site at www.montgomeryfunds.com to create a PIN for accessing your account(s). You can purchase up to $25,000 per day in additional shares of any Fund, except those held in a retirement account. The cost of the shares will be automatically deducted from your bank account within two days of your purchase.

                       By Wire. There is no need to contact us when buying additional shares by wire. Instruct your bank to wire funds to our affiliated bank using the information under "Becoming a Montgomery Shareholder" (page __).

Exchanging Shares      You may  exchange  Class R shares in one Fund for Class R
                       shares in another in accounts with the same registration, Taxpayer Identification Number and address. There is a $100 minimum to exchange into a Fund you currently own and a $1,000 minimum for investing in a new Fund. Note that an exchange is treated as a sale and may result in a realized gain or loss for tax purposes. You may exchange shares by phone at 800.572.FUND [3863] or through our online Account Access area at www.montgomeryfunds.com.

                       We   will   process   your   exchange    order   at   the
                       next-calculated NAV.

                       You may exchange shares only in Funds that are qualified for sale in your state and that are offered in this prospectus. You may not exchange shares in one Fund for shares of another that is currently closed to new shareholders unless you are already a shareholder in the closed Fund.

                       Because excessive exchanges can harm a Fund's performance, we reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one Fund during a 12-month period. We may also refuse an exchange into a Fund from which you have sold shares within the previous 90 days (accounts under common control and accounts having the same Taxpayer Identification Number will be counted together). Exchanges out of the Fixed-Income and Money Market Funds are exempt from this restriction.

                       We may restrict or refuse your exchanges if we receive, or anticipate receiving, simultaneous orders affecting a large portion of a Fund's assets or if we detect a pattern of exchanges that suggests a market-timing strategy.

                       We reserve the right to refuse exchanges into a Fund by any person or group if, in our judgment, the Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or might be adversely affected in other ways.

                       Redemption fees may apply to exchanges or redemptions out of some Funds.

Selling Shares         You may sell some or all of your Fund shares on days that
                       the NYSE is open for trading (except bank holidays for the Fixed-Income and Money Market Funds). Note that a redemption is treated as a sale and may result in a realized gain or loss for tax purposes.

                       Your shares will be sold at the next NAV we calculate for the Fund after receiving your order. We will promptly pay the proceeds to you, normally within three business days of receiving your order and all necessary documents (including a written redemption order with the appropriate signature guarantee). We will mail or wire you the proceeds, depending on your instructions. Redemption proceeds from shares purchased by check or bank transfer may be delayed 15 calendar days to allow the check or transfer to clear. Within this 15-day period, you may choose to exchange your investment into a Montgomery Money Market Fund.

                       Aside from any applicable redemption fees, we generally will not charge you any fees when you sell your shares, although there are some minor exceptions:

                       o For shares sold by wire, a $10 wire transfer fee that will be deducted directly from the proceeds.

                       o For redemption checks requested by Federal Express, a $10 fee will be deducted directly from the redemption proceeds.

                       In accordance with the rules of the Securities and Exchange Commission (SEC), we reserve the right to suspend redemptions under extraordinary circumstances.

                       Our Electronic Link program allows us to automatically debit or credit your bank account for transactions made by phone or online. To take advantage of this service, simply mail us a voided check or preprinted deposit slip from your bank account along with a request to establish an Electronic Link.

                       By Mail Send us a letter including your name, Montgomery account number, the Fund from which you would like to sell shares and the dollar amount or number of shares you want to sell. You must sign the letter in the same way your account is registered. If you have a joint account, all accountholders must sign the letter.

                       If you want the proceeds to go to a party other than the account owner(s) or your predesignated bank account, or if the dollar amount of your redemption exceeds $50,000, you must obtain a signature guarantee (not a notarization) available from many commercial banks, savings associations, stock brokers and other National Association of Securities Dealers (NASD) member firms.

                       If you want to wire your redemption proceeds but do not have a predesignated bank account, include a preprinted voided check or deposit slip. If you do not have a preprinted check, please send a signature-guaranteed letter along with your bank instructions. The minimum wire amount is $500. Wire charges, if any, will be deducted from the redemption proceeds. We may permit lesser wire amounts or fees at our discretion. Call 800.572.FUND [3863] for more details.

                       Shareholder service is available Monday through Friday from 6:00 A.M. to 4:00 P.M. Pacific time.

                       By Check. If you have checkwriting privileges on your account, you may write a check to redeem some of your shares, but not to close your account in the Fixed-Income or Money Market Funds. A balance must be available in the Fund upon which the check is drafted. Proceeds may not be available until your check or bank transfer clears, which may take up to 15 days after the purchase date. Checkwriting is not available for assets in an IRA. Checks may not be written for amounts below $250. Checks require only one signature unless otherwise indicated. We will return your checks at the end of the month. Note that we may impose a charge for a stop-payment request.

                       By Internet or Phone. You may accept or decline Internet or telephone redemption privileges on your New Account application. If you accept, you will be able to sell up to $50,000 in shares through our Web site at www.montgomeryfunds.com, through one of our shareholder service representatives or through our automated Star System at 800.572.FUND [3863]. You may not buy or sell shares in an IRA by phone. If you included bank wire information on your New Account application or made arrangements later for wire redemptions, proceeds can be wired to your bank account. Please allow at least two business days for the proceeds to be credited to your bank account. If you want proceeds to arrive at your bank on the next business day (subject to bank cutoff times), there is a $10 fee. For more information about our Internet or telephone transaction policies, see "Other Policies" below.

                       Redemption Fee. The redemption fees for the U.S. Equity Funds and the International and Global Equity Funds are intended to compensate the Funds for the increased expenses to longer-term shareholders and the disruptive effect on the portfolios caused by short-term investments. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged.

                       Other Account Information

Generally              You pay no  sales  charge  to  invest  in The  Montgomery
                       Funds. The minimum initial investment for each Fund is $2,500 ($1,000 for IRAs) unless you use an application from our Web site at www.montgomeryfunds.com or exchange into a Fund online. In that case, the minimum is just
                       $1,000. The minimum subsequent investment is $100. Under certain conditions we may waive these minimums. If you buy shares through a broker or investment advisor, different requirements may apply. All investments must be made in U.S. dollars.

                       We must receive payment from you within three business days of your purchase. In addition, the Funds and the Distributor each reserve the right to reject all or part of any purchase.

                       From time to time, Montgomery may close and reopen any of its Funds to new investors at its discretion. Shareholders who maintain open accounts that meet the minimum required balance of $1,000 in a Fund when it closes may make additional investments in it. Employer-sponsored retirement plans, if they are already invested in those Funds, may be able to open additional accounts for plan participants. Montgomery may reopen and close any of its Funds to certain types of new shareholders in the future. If a Fund is closed and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If you do not own shares of a closed Fund, you may not exchange shares from other Montgomery Funds for shares of that Fund. The Montgomery Funds reserve the right to close or liquidate a Fund at their discretion.

How Fund  Shares Are   How and when we  calculate  the Funds' price or net asset
Priced                 value (NAV) determines the price at which you will buy or
                       sell  shares.  We  calculate a Fund's NAV by dividing the
                       total  net  value  of  its   assets  by  the   number  of
                       outstanding shares. We base the value of the Funds' investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen with foreign securities traded in foreign markets that have different time zones than in the United States. Major developments affecting the prices of those securities may occur after the foreign markets in which such securities trade have closed, but before the Fund calculates its NAV. In this case, Montgomery, subject to the supervision of the Fund's Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than security's closing price in its relevant market.

                       We calculate the NAV of each Montgomery Fund (other than the Money Market Funds) after the close of trading on the New York Stock Exchange (NYSE) every day the NYSE is open. We do not calculate NAVs on days on which the NYSE is closed for trading. Certain exceptions apply as described below. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 P.M. on weekdays, except for holidays. If your order is received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order. More details about how we calculate the Funds' NAVs are provided in the Statement of Additional Information.

                       How and when we calculate the Funds' price or net asset value (NAV) determines the price at which you will buy or sell shares. We calculate a Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Funds' investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen with foreign securities traded in foreign markets that have different time zones than in the United States. Major developments affecting the prices of those securities may occur after the foreign markets in which such securities trade have closed, but before the Fund calculates its NAV. In this case, Montgomery, subject to the supervision of the Fund's Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than security's closing price in its relevant market.

                       We calculate the NAV of each Montgomery Fund (other than the Money Market Funds) after the close of trading on the New York Stock Exchange (NYSE) every day the NYSE is open. We do not calculate NAVs on days on which the NYSE is closed for trading. Certain exceptions apply as described below. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 P.M. on weekdays, except for holidays. If your order is received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order. More details about how we calculate the Funds' NAVs are provided in the Statement of Additional Information.

Manage your            Our   Account.   Access   area   offers   free,   secure,
account(s) online      around-the-clock   access   to  your   Montgomery   Funds
                       account(s). At www.montgomeryfunds.com shareholders can:

                       o   Check current account balances

                       o   Buy, exchange or sell shares

                       o View the most recent account activity and up to 160 records of account history within the past two years

                       o   View statements

                       o   Order duplicate statements and tax forms

                       o   View tax summaries

                       o   Change address of record

                       o   Reorder checkbooks

                       Access your account(s) online today: Simply click on the Account Access tab and follow the simple steps to create a secure Personal Identification Number (PIN). It takes only a minute.

                       For your protection this secure area of our site requires the use of browsers with 128--bit encryption. If you are not sure what level of security your browser supports, click on our convenient browser check.

Other Policies         Minimum Account Balances.  Due to the cost of maintaining
                       small accounts, we require a minimum Fund account balance of $1,000. If your account balance falls below that amount for any reason, we will ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions, we will redeem your shares and send you the proceeds. We believe that this policy is in the best interests of all our shareholders.

                       Expense Limitations. Montgomery Asset Management may reduce its management fees and absorb expenses to maintain total operating expenses (excluding interest, taxes and dividend expenses) for each Fund below its previously set operating expense limit. The Investment Management Agreement allows Montgomery three years to recoup amounts previously reduced or absorbed, provided the Fund remains within the applicable expense limitation. Montgomery generally seeks to recoup the
                       oldest  amounts  before  seeking   payment  of  fees  and
                       expenses for the current year. Shareholder Servicing Plan. The Global Long-Short Fund has adopted a

                       Shareholder Servicing Plan, under which the Fund pays Montgomery or its Distributor a shareholder servicing fee at an annual rate of up to 0.25% of the Fund's average daily net assets. The fee is intended to reimburse the recipient for providing or arranging for services to shareholders. The fee may also be used to pay certain brokers, transfer agents and other financial intermediaries for providing shareholder services.

                       Uncashed Redemption Checks. If you receive your Fund redemption proceeds or distributions by check (instead of by wire) and it does not arrive within a reasonable period of time, call us at 800.572.FUND [3863]. Please note that we are responsible only for mailing redemption or distribution checks and not for tracking uncashed checks or determining why checks are uncashed. If your check is returned to us by the U.S. Postal Service or other delivery service, we will hold it on your behalf for a reasonable period of time. We will not invest the proceeds in any interest-bearing account. No interest will accrue on uncashed distribution or redemption proceeds.

                       Transaction Confirmation. If you notice any errors on your trade confirmation, you must notify The Montgomery Funds of such errors within 30 days following mailing of that confirmation. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on your confirmation after this 30-day period.

                       Buying And Selling Shares Through Securities Brokers And Benefit Plan Administrators. You may purchase and sell shares through securities brokers and benefit plan administrators or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 P.M. eastern time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers and benefit plan administrators who perform shareholder servicing for the Fund may receive fees from the Funds or Montgomery for providing these services.

Internet  and          By buying or  selling  shares  over the  Internet  or the
Telephone              phone,  you agree to reimburse the Funds for any expenses
Transactions           or losses  incurred in connection with transfers of money
                       from your  account.  This includes any losses or expenses
                       caused by your bank's  failure to honor your debit or act
                       in accordance with your instructions.  If your bank makes
                       erroneous payments or fails to make payment after you buy
                       shares,  we  may  cancel  the  purchase  and  immediately
                       terminate   your   Internet  or   telephone   transaction
                       privileges.

                       The shares you purchase over the Internet or by phone will be priced at the first net asset value we determine after receiving your request. You will not actually own the shares, however, until we receive your payment in full. If we do not receive your payment within three business days of your request, we will cancel your purchase. You may be responsible for any losses incurred by a Fund as a result.

                       Please note that we cannot be held liable for following instructions that we reasonably believe to be genuine. We use the following safeguards to ensure that the instructions we receive are accurate and authentic:

                       o   Recording certain calls

                       o Requiring an authorization number or other personal information not likely to be known by others

                       o   Sending a  transaction  confirmation  to the investor

                       The Funds and our Transfer Agent may be held liable for any losses due to unauthorized or fraudulent telephone transactions only if we have not followed these reasonable procedures.

                       We reserve the right to revoke the transaction privileges of any shareholder at any time if he or she has used abusive language or misused the Internet or phone privileges by making purchases and redemptions that appear to be part of a systematic market-timing strategy.

                       If you notify us that your address has changed, or you change your address online, we will temporarily suspend your telephone redemption privileges until 30 days after your notification, to protect you and your account. We require that all redemption requests made during this period be in writing with a signature guarantee.

                       Shareholders may experience delays in exercising Internet and/or telephone redemption privileges during periods of volatile economic or market conditions. In these cases you may want to transmit your redemption request:

                       o   Using the automated Star System

                       o   Via overnight courier

                       o   By telegram

                       You may discontinue Internet or telephone privileges at any time.

Tax  Withholding       Be sure to complete  the Taxpayer  Identification  Number
Information            (TIN)  section  of the New  Account  application.  If you
                       don't have a Social Security Number or TIN, apply for one
                       immediately by contacting your local office of the Social
                       Security  Administration  or the Internal Revenue Service
                       (IRS).  If you do not  provide  us with a TIN or a Social
                       Security  Number,  federal  tax  law  may  require  us to
                       withhold  31% of  your  taxable  dividends,  capital-gain
                       distributions,   and  redemption  and  exchange  proceeds
                       (unless you qualify as an exempt payee under certain rules).

                       Other rules about TINs apply for certain investors. For example, if you are establishing an account for a minor under the Uniform Gifts to Minors Act, you should furnish the minor's TIN. If the IRS has notified you that you are subject to backup withholding because you failed to report all interest and dividend income on your tax return, you must check the appropriate item on the New Account application. Foreign shareholders should note that any dividends the Funds pay to them may be subject to up to 30% withholding instead of backup withholding.

Privacy Notice         The  Montgomery  Funds may  collect or capture  nonpublic
                       information about you from the following sources:

                       o The Montgomery Funds New Account application or other forms;

                       o   Oral conversations with our representatives;

                       o   Your transactions with us; and

                       o   Electronic sources such as our Web sites or e-mails.

                       We do not disclose any nonpublic personal information about our customers or former customers to non-affiliated third parties without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as the transfer agent or brokers) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

                       After You Invest

Tax Consequences       IRS rules require that the Funds  distribute all of their
                       net  investment  income and  capital  gains,  if any,  to
                       shareholders.  Capital  gains may be taxable at different
                       rates  depending  on the  length of time a Fund holds its
                       assets.   We'll  inform  you  about  the  source  of  any
                       dividends and capital gains upon payment. After the close of each calendar year, we will advise you of their tax status. The Funds' distributions, whether received in cash or reinvested, may be taxable. Any redemption of a Fund's shares or any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

                       Additional information about tax issues relating to The Montgomery Funds can be found in our Statement of Additional Information available free by calling 800.572.FUND [3863]. Consult your tax advisor about the potential tax consequences of investing in the Funds.

                       The Montgomery Federal Tax-Free Money, California Tax-Free Money and California Tax-Free Intermediate Bond Funds intend to continue paying to shareholders what the IRS calls "exempt-interest dividends" by maintaining, as of the close of each quarter of their taxable year, at least 50% of the value of their assets in municipal bonds. If the Funds satisfy this requirement, any distributions paid to shareholders from their net investment income will be exempt from federal income tax, to the extent that they derive their net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS. Capital gains, however, are taxable. You should also consult your advisor about state and local taxes.

Dividends and          As a shareholder in The Montgomery Funds, you may receive
Distributions          income dividends and capital-gain distributions for which
                       you will owe taxes (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan).
                       Income dividends and capital-gain distributions are paid to shareholders who maintain accounts with each Fund as of its "record date."

                       If you would like to receive dividends and distributions in cash, indicate that choice on your New Account application. Otherwise, the distributions will be reinvested in additional Fund shares.

                       If you plan to purchase shares in a Fund, check if it is planning to make a distribution in the near future. Here's why: If you buy shares of a Fund just before a distribution, you'll pay the full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may not have participated in the Fund's appreciation.

                       Each of the U.S. Equity Funds and the International & Global Equity Funds declares and pays income dividends and capital gains in the last quarter of each calendar year. The Balanced Fund declares and pays income dividends on or about the last business day of each calendar quarter and capital gains in the last quarter of each calendar year. Each of the U.S. Fixed-Income & Money Market Funds declares and pays income dividends monthly on or about the last business day and capital gains in the last quarter of each calendar year. Following their fiscal year end (June 30), the Funds may make additional distributions to avoid the imposition of a tax.

Keeping You            After you invest  you will  receive  our Meet  Montgomery
Informed               Guide,  which  includes  more  information  about buying,
                       exchanging and selling shares in The Montgomery Funds. It
                       also  describes in more detail useful tools for investors
                       such  as  the   Montgomery   Star   System   and   online
                       transactions. During the year we will also send you the following communications:


                       o   Confirmation statements

                       o Account statements, mailed after the close of each calendar quarter (also available online)

                       o Annual and semiannual reports, mailed approximately 60 days after June 30 and December 31

                       o   1099 tax form, sent by January 31

                       o   5498 tax form, sent by May 31

                       o   Annual   updated   prospectus,   mailed  to  existing
                           shareholders in the fall

                       To save you money, we will send only one copy of each shareholder report, prospectus and prospectus supplement to your household if you hold accounts under a common ownership or at the same address (regardless of the number of shareholders or accounts at that household or address). We will household all shareholder documents indefinitely; however, if you prefer to continue to receive separate mailings for each shareholder living in your household, please call 800.572.FUND [3863].

Financial Highlights

The financial highlights tables are intended to help you understand the Funds' performance for the periods shown. The following selected per-share data and ratios for the periods ended June 30, 2001, June 30, 2000, June 30, 1999, March 31, 1999, and June 30, 1998, were audited by PricewaterhouseCoopers LLP. Their August 18, 2000, August 18, 1999, June 11, 1999, and August 14, 1998, reports appear in the 2000, 1999 and 1998 Annual Reports of the Funds. Information for the periods ended June 30, 1995, through June 30, 1997, was audited by other independent accountants, whose report is not included here. The total return figures in the tables represent the rate an investor would have earned (or lost) on an investment in the relevant Fund (assuming reinvestment of all dividends and distributions).

                                                                              Net
                                                                           increase/
                                                                   Net     (decrease)                                  Distributions
                                                                 realized    in net                                           in
                                                                   and       assets    Dividends   Dividends  Distributions excess
                                           Net Asset    Net     unrealized  resulting     from     in excess   from net     of net
                                            Value -  investment gain/(loss)   from         net      of net      realized    realized
 Selected Per-Share Data for the Year or   Beginning  income/       on      investment investments investment   capital     capital
              Period Ended:                of Period   (loss)   investments operations   income      income      gains       gains
----------------------------------------------------------------------------------------------------------------------------------
            U.S. Equity Funds
            -----------------
Growth Fund
     06/30/01                                 $21.11    (0.08)     (3.84)     (3.92)      --           --         (2.53)      --
     06/30/00(1)                               24.34     0.00(2)(4)(0.04)     (0.04)      (0.18)       --         (3.01)      --
     06/30/99(1)                               23.68     0.09       2.24       2.33       (0.10)       --         (1.57)      --
     06/30/98(1)                               23.07     0.17       3.51       3.68       (0.15)       --         (2.92)      --
     06/30/97(1)                               21.94     0.15       3.90       4.05       (0.15)       --         (2.77)      --
Mid Cap Focus Fund
     06/30/01(a)                              $10.00     0.05      (1.33)     (1.28)      (0.03)       --         --          --
Mid Cap Fund
     06/30/01                                 $24.85    (0.19)     (1.61)     (1.80)      (8.44)       --         --          --
     06/30/00                                  19.80    (0.35)      8.07       7.72       --           --         (2.67)      --
     06/30/99                                  21.89    (0.16)     (0.80)     (0.96)      --           --         (1.13)      --
     06/30/98(1)                               19.00    (0.18)      4.21       4.03       --           --         (1.14)      --
     06/30/97                                  17.82    (0.13)      2.54       2.41       --           --         (1.23)      --
U.S. Focus Fund
     06/30/01                                 $11.53    (0.09)     (3.23)     (3.32)      --           --         (0.44)      --
     06/30/00(b)                               10.00    (0.00)(2)   1.53       1.53       --           --         --          --
Small Cap Fund
     06/30/01(1)                              $22.20    (0.13)     (4.43)     (4.56)      --           --         (5.79)      --
     06/30/00                                  16.58    (0.28)      5.90       5.62       --           --         (0.00)(2)   --
     06/30/99(1)                               20.73    (0.17)     (1.21)     (1.38)      --           --         (2.07)      (0.70)
     06/30/98(1)                               19.52    (0.15)      4.33       4.18       --           --         (2.97)      --
     06/30/97                                  21.55    (0.18)      1.43       1.25       --           --         (3.28)      --
Balanced Fund
     06/30/01(1)                              $16.00     1.41      (2.15)     (0.74)      (1.46)       --         (1.79)      --
     06/30/00                                  16.77     0.49      (0.19)      0.30       (0.63)       --         (0.31)      (0.13)
     06/30/99(1)                               19.08     0.48       1.23       1.71       (0.93)       --         (1.68)      (1.41)
     06/30/98(c)                               19.89     1.66       0.99       2.65       (0.93)       (0.70)     (1.83)      --
     06/30/97(1)                               19.33     0.48       2.13       2.61       (0.39)       --         (1.66)      --
  International and Global Equity Funds
  -------------------------------------
International Growth Fund
     06/30/01                                 $20.52    (0.17)     (6.12)     (6.29)      --           --         (1.79)      --
     06/30/00(1)                               18.97    (0.17)      2.11       1.94       --           --         (0.39)      --
     06/30/99                                  18.67     0.09       0.31       0.40       --           --         (0.10)      --
     06/30/98(1)                               16.24     0.04       3.48       3.52       (0.02)       (0.00)(2)  (1.07)      --
     06/30/97(1)                               15.31     0.08       2.53       2.61       --           --         (1.68)      --
International Focus Fund
     06/30/01                                 $10.01    (0.50)     (2.72)     (3.22)      --           --         --          --
     06/30/00(d)                              $10.00    (0.02)      0.03(4)    0.01       --           --         --          --

------------------
(a)  The Mid Cap Focus Fund commenced operations on October 31, 2000.
(b)  The U.S. Focus Fund commenced operations on December 31, 1999.
(c) The Fund converted to a fund of funds structure effective July 1, 1998. Expense ratios prior to that date do not reflect expenses borne indirectly.
(d)  The International Focus Fund commenced operations on December 31, 1999.
(1) Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.
(2)  Amount represents less than $0.01 per share.
(3)  Total return represents aggregate total return for the periods indicated.
(4) The amount shown in this caption for each share outstanding throughout the period may not be in accordance with the net realized and unrealized gain/(loss) for the period because of the timing of the purchases and withdrawal of shares in relation to the fluctuating market values of the Fund.
(5)  Annualized.

                                                                                                      Expense
                                                                                                       ratio
                                                                                                       before
                                                                        Net                           deferral
                                                        Ratio of     investment                       of fees
                                                           net        income/              Expense       by       Expense
                                                Net     investment    (loss)                ratio      Manager,    ratio
                        Net Asset              assets,    income/     before               including  including   excluding
Distributions             Value -              end of   (loss) to    deferral   Portfolio   interest  interest    interest
    from       Total      End of     Total     period     average    of fees    turnover    and tax    and tax    and tax
  capital  distributions  Period   Return(3)  (in 000s)  net assets  by Manager    rate     expenses   expenses   expenses
-----------------------------------------------------------------------------------------------------------------------------

  --           (2.53)      $14.66   (20.57)%    $262,514    (0.56)%   $(0.10)       79%       1.49%       1.49%      1.46%
  --           (3.19)       21.11     0.47       414,632    (0.02)      0.00(2)     79        1.49        1.49       1.46
  --           (1.67)       24.34    11.41       669,789     0.46       0.09        39        1.38        1.38       1.35
  --           (3.07)       23.68    17.31     1,382,874     0.71       0.17        54        1.20        1.20       1.19
  --           (2.92)       23.07    20.44     1,137,343     0.69      --           61        1.27       --         --

  --           (0.03)       $8.69   (12.85)%      $2,501     0.53%(5) $(0.05)      179%     141%(5)       4.28%(5)   1.40%(5)

  --           (8.44)      $14.61   (11.76)%    $164,497    (1.13)%   $(0.33)       68%       1.51%       2.32%      1.50%
  --           (2.67)       24.85    42.46       224,944    (1.19)     (0.45)       63        1.55        1.92       1.50
  --           (1.13)       19.80    (4.07)      382,483    (0.83)     (0.16)       76        1.66        1.66       1.66
  --           (1.14)       21.89    22.18       391,973    (0.84)     (0.18)       24        1.57        1.57       1.56
  --           (1.23)       19.00    14.77       317,812    (0.75)     --           79        1.71       --         --

  --           (0.44)       $7.77   (29.65)%      $1,858    (0.75)%   $(1.46)      237%       1.49%      13.49%      1.40%
  --           --           11.53    15.30         3,346    (0.08)(5)  (0.13)      247        1.40(5)     4.37(5)    1.40(5)

  --           (5.79)      $11.85   (21.71)%     $74,297    (0.85)%   $(0.13)      117%       1.36%       1.36%      1.35%
  --           (0.00)(2)    22.20    34.12       102,622    (1.14)     (0.28)       93        1.35        1.35       1.35
  --           (2.77)       16.58    (4.14)      113,323    (1.09)     (0.17)       71        1.32        1.32       1.32
  --           (2.97)       20.73    23.23       203,437    (0.70)     (0.15)       69        1.24        1.24       1.24
  --           (3.28)       19.52     6.87       198,298    (0.78)     --           59        1.20       --         --

  --           (3.25)      $12.01    (7.85)%     $41,146    10.16%     $1.27        34%       0.12%       0.66%      0.12%
  --           (1.07)       16.00     1.62        60,718     2.62       0.43        35        0.13        0.60       0.13
  --           (4.02)       16.77    11.93        81,133     2.63       0.45        36        0.25        0.46       0.25
  --           (3.46)       19.08    14.67       128,075     3.10       1.63        84        0.26        0.31       0.25
  --           (2.05)       19.89    14.65       127,214     2.55       0.47       169        1.43        1.49       1.31


  --           (1.79)      $12.44   (32.47)%     $54,941    (0.48)%   $(0.25)      186%       1.77%       2.36%      1.65%
  --           (0.39)       20.52    10.16       184,588    (0.83)     (0.18)      207        1.80        1.92       1.65
  --           (0.10)       18.97     2.34       227,287     0.41       0.09       150        1.66        1.74       1.65
  --           (1.09)       18.67    23.27        64,820     0.22      (0.04)      127        1.66        2.13       1.65
  --           (1.68)       16.24    19.20        33,912     0.57      (0.02)       95       --           2.37       1.66

  --           --           $6.79   (32.27)%        $269    (1.03)%   $(2.92)      258%       1.94%      17.15%      1.65%
  --           --           10.01     0.10         2,264    (0.35)(5)  (0.20)      114        1.65(5)     5.59(5)    1.65(5)


                                                                              Net
                                                                            increase/
                                                                  Net      (decrease)                                  Distributions
                                                                realized     in net                                          in
                                                                   and       assets    Dividends  Dividends  Distribution  excess
                                          Net Asset      Net    unrealized  resulting    from     in excess   from net     of net
                                            Value -   investment gain/(loss)  from        net      of net      realized    realized
 Selected Per-Share Data for the Year or  Beginning    income/      on      investment investment investment   capital     capital
              Period Ended:               of Period    (loss)   investments operations   income     income      gains       gains
-----------------------------------------------------------------------------------------------------------------------------------
Global Opportunities Fund
     06/30/01                                $21.73    (0.18)     (7.64)      (7.82)     --       --         (1.17)      --
     06/30/00                                 19.21    (0.24)      4.42        4.18      --       --         (1.66)      --
     06/30/99                                 19.19    (0.12)      2.56        2.44      (0.22)   --         (2.20)      --
     06/30/98(1)                              19.17     0.00(2)    3.87        3.87      --       --         (3.85)      --
     06/30/97                                 16.96    (0.11)      3.14        3.03      --       --         (0.82)      --
Global Focus Fund
     06/30/01(1)                             $22.83    (0.12)     (7.75)      (7.87)     --       --         (3.95)      --
     06/30/00(1)                              22.20    (0.43)      4.17        3.74      --       --         (3.11)      --
     06/30/99(1)                              20.98    (0.09)      2.70        2.61      (0.24)   (0.10)     (1.05)      --
     06/30/98(1)                              20.01     0.12       2.70        2.82      --       --         (1.85)      --
     06/30/97(1)                              16.46     0.01       4.16        4.17      (0.10)   --         (0.52)      --
Global Long-Short Fund
     06/30/01(1)                             $30.80    (0.16)     (8.36)      (8.52)     --       --         (9.12)      --
     06/30/00                                 19.65    (0.60)     13.74       13.14      --       --         (1.99)      --
     04/01/99-06/30/99(f)(g)                  16.47    (0.06)      3.24        3.18      --       --         --          --
     03/31/99(1)                              12.70    (0.05)      4.92        4.87      --       --         (1.10)      --
     03/31/98(e)(1)                           10.00     0.02       2.68        2.70      --       --         --          --
Global Communications Fund
     06/30/01                                $34.17    (0.18)    (15.60)     (15.78)     --       --         (6.35)      --
     06/30/00                                 26.73    (0.35)     14.04       13.69      --       --         (6.25)      --
     06/30/99                                 22.88     0.01       6.35        6.36      --       --         (2.51)      --
     06/30/98(1)                              19.61    (0.17)      7.19        7.02      --       --         (3.75)      --
     06/30/97                                 18.05    (0.25)      2.72        2.47      --       --         (0.91)      --
Emerging Markets Fund
     06/30/01(1)                             $12.04     0.01      (3.13)      (3.12)     --       --         --          --
     06/30/00(1)                              10.24    (0.12)      1.92        1.80      --       --         --          --
     06/30/99                                  9.86     0.92      (0.54)       0.38      --       --         --          --
     06/30/98                                 16.85     0.07      (6.58)      (6.51)     (0.15)   --         (0.33)      --
     06/30/97                                 14.19     0.07       2.66        2.73      (0.07)   --         --          --
Emerging Markets Focus Fund
     06/30/01                                $16.57     0.20      (2.73)      (2.53)     (0.04)   --         --          --
     06/30/00                                 13.15     0.19       3.47        3.66      (0.16)   (0.08)     --          --
     04/01/99-06/30/99(g)                      9.63     0.04       3.48        3.52      --       --         --          --
     03/31/99(1)                              11.43     0.12      (1.76)      (1.64)     (0.16)   --         --          --
     03/31/98(h)(1)                           10.00     0.27       1.16        1.43      --       --         --          --

------------------
(1) Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.
(2)  Amount represents less than $0.01 per share.
(3)  Total return represents aggregate total return for the periods indicated.
(4)  Annualized.
(e)  The Global Long-Short Fund commenced operations on December 31, 1997.
(f) On January 29, 1999, the Global Long-Short Fund's Class R shares were issued in exchange for Class A shares.
(g)  The Fund changed its year end from March 31 to June 30.
(h)  The Emerging Markets Focus Fund commenced operations on December 31, 1997.


                                                                                                       Expense
                                                                                                        ratio
                                                                                                        before
                                                                       Net                             deferral
                                                          Ratio of  investment                          of fees
                                                            net       income/               Expense       by       Expense
                                                 Net     investment   (loss)                 ratio      Manager,    ratio
                         Net Asset              assets,    income/    before               including   including  excluding
Distributions             Value -               end of    (loss) to  deferral   Portfolio   interest   interest   interest
    from        Total     End of    Total       period     average    of fees    turnover   and tax     and tax    and tax
  capital  distributions  Period   Return(3)   (in 000s)  net assets by Manager    rate     expenses    expenses   expenses
-----------------------------------------------------------------------------------------------------------------------------

  --           (1.17)      $12.74   (37.25)%     $50,001    (1.14)%   $(0.22)      186%       2.00%       2.26%      1.90%
  --           (1.66)       21.73    21.46        85,723    (1.20)     (0.26)      203        1.95        2.09       1.90
  --           (2.42)       19.21    15.68        57,146    (0.61)     (0.14)      172        2.01        2.40       1.90
  --           (3.85)       19.19    27.12        96,412    (0.02)      0.00(2)    135        1.96        2.37       1.90
  --           (0.82)       19.17    18.71        32,371    (0.62)     (0.23)      117       --           2.62       1.90

  --           (3.95)      $11.01   (38.40)%     $53,354    (0.82)%   $(0.17)      198%       1.82%       2.00%      1.80%
  --           (3.11)       22.83    17.14       115,839    (1.87)     (0.44)      181        2.73        2.76       1.80
  --           (1.39)       22.20    13.89       136,792    (0.47)     (0.09)      115        1.76        1.76       1.73
  --           (1.85)       20.98    15.44       269,667     0.58       0.12       151        1.81        1.81       1.80
  --           (0.62)       20.01    26.35       172,509     0.04      (0.01)      158       --           1.92       1.82

  --           (9.12)      $13.16   (34.16)%     $90,973    (0.72)%   $(0.16)      117%       2.93%       2.93%      2.25%
  --           (1.99)       30.80    67.54       368,301    (1.92)     (0.60)      204        3.91        3.91       2.06
  --           --           19.65    19.61       216,300    (2.30)(4)  (0.06)       43        4.18(4)     4.61(4)    2.35(4)
  --           (1.10)       16.47    39.87        83,638    (0.35)     (0.09)      226        3.40        3.79       2.35
  --           --           12.70    27.20        16,579     0.65(4)   (0.05)       84        2.78(4)     5.19(4)    2.35(4)

  --           (6.35)      $12.04   (52.92)%    $173,624    (0.87)%   $(0.18)      143%       1.69%       1.69%      1.69%
  --           (6.25)       34.17    51.53       498,516    (1.01)     (0.35)      186        1.49        1.49       1.47
  --           (2.51)       26.73    31.66       354,730     0.02       0.01       146        1.69        1.69       1.68
  --           (3.75)       22.88    45.45       267,113    (0.85)     (0.17)       80        1.93        1.93       1.90
  --           (0.91)       19.16    14.43       153,995    (1.05)     (0.27)       76       --           2.00       1.91

  --           --           $8.92   (25.91)%    $166,948     0.15%    $(0.04)       97%       1.98%       2.46%      1.90%
  --           --           12.04    17.58       290,505    (1.03)     (0.13)      113        2.29        2.45       1.90
  --           --           10.24     3.85       344,907     0.01       0.96        86        2.05        2.15       1.90
  --           (0.48)        9.86   (39.20)      758,911     0.55       0.07        97        1.65        1.65       1.60
  --           (0.07)       16.85    19.34     1,259,457     0.48      --           83       --          --          1.67

  --           (0.04)      $14.00   (15.26)%     $10,156     1.68%    $(0.09)      182%       1.72%       4.37%      1.60%
  --           (0.24)       16.57    27.91         4,725     0.66      (0.79)      264        1.62        6.15       1.60
  --           --           13.15    36.55         2,551     0.05(4)   (0.10)      200        1.73(4)     8.82(4)    1.73(4)
  --           (0.16)        9.63   (14.04)        1,655     1.24      (0.52)      437        2.10        8.68       2.10
  --           --           11.43    14.40         1,789    10.46(4)   (0.07)       71        2.10(4)    15.34(4)    2.10(4)

                                                                               Net
                                                                            increase/
                                                                    Net     (decrease)                                 Distributions
                                                                 realized     in net                                         in
                                                                   and        assets   Dividends  Dividends  Distribution  excess
                                          Net Asset     Net     unrealized  resulting    from     in excess   from net     of net
                                            Value -  investment gain/(loss)    from       net      of net      realized   realized
 Selected Per-Share Data for the Year or  Beginning    income/     on       investment investment investment   capital     capital
              Period Ended:               of Period    (loss)   investments  operations  income     income      gains       gains
------------------------------------------------------------------------------------------------------------------------------------
Emerging Asia Fund
     06/30/01                                $10.08    (0.18)     (1.95)      (2.13)     --       --         --          --
     06/30/00                                 12.21    (0.68)     (0.81)      (1.49)     (0.46)   (0.18)     --          --
     06/30/99                                  6.18    (0.01)      6.04        6.03      (0.00)(2)--         --          --
     06/30/98                                 18.91     0.13     (11.74)     (11.61)     (0.17)   --         (0.00)(2)   (0.95)
     06/30/97(k)                              12.00    (0.01)      6.95        6.94      --       --         (0.03)      --
U.S. Fixed-Income and Money Market Funds
----------------------------------------
Total Return Bond Fund
     06/30/01                                $11.33     0.76       0.51        1.27      --       (0.70)     --          --
     06/30/00                                 11.66     0.77      (0.20)       0.57      (0.75)   --         --          (0.15)
     06/30/99                                 12.44     0.73      (0.35)       0.38      (0.73)   (0.01)     (0.42)      --
     06/30/98(m)                              12.00     0.72       0.56        1.28      (0.72)   --         (0.12)      (0.00)(2)
Short Duration Government Bond Fund
     06/30/01(1)                              $9.90     0.58       0.30        0.88      (0.58)   --         --          --
     06/30/00                                 10.04     0.58      (0.14)       0.44      (0.57)   (0.01)     --          --
     06/30/99                                 10.14     0.53      (0.05)       0.48      (0.51)   (0.02)     --          (0.05)
     06/30/98                                  9.99     0.57       0.16        0.73      (0.56)   --         (0.02)      --
     06/30/97(1)                               9.92     0.59       0.07        0.66      (0.59)   (0.00)(2)  --          --
     06/30/96                                  9.95     0.60      (0.04)       0.56      (0.59)   (0.00)(2)  --          --
Government Money Market Fund
     06/30/01                                 $1.00     0.055      0.000(5)   (0.055)    (0.055)  --         --          --
     06/30/00                                  1.00     0.054      0.000(5)    0.054     (0.054)  --         --          --
     06/30/99                                  1.00     0.047      0.000(5)    0.047     (0.047)  --         --          --
     06/30/98                                  1.00     0.052      0.000(5)    0.052     (0.052)  --         --          --
     06/30/97                                  1.00     0.049      0.000(5)    0.049     (0.049)  --         --          --
     06/30/96                                  1.00     0.052      0.000(5)    0.052     (0.052)  --         --          --
California Tax-Free Intermediate Bond
Fund
     06/30/01                                $12.62     0.50       0.47        0.97      (0.50)   --         --          --
     06/30/00                                 12.67     0.51      (0.04)       0.47      (0.52)   --         --          --
     06/30/99                                 12.86     0.49      (0.16)       0.33      (0.46)   (0.03)     (0.03)      (0.00)(2)
     06/30/98                                 12.53     0.51       0.33        0.84      (0.51)   --         --          --
     06/30/97                                 12.23     0.53       0.30        0.83      (0.53)   --         --          --
     06/30/96                                 12.04     0.54       0.19        0.73      (0.54)   --         --          --
California Tax-Free Money Fund
     06/30/01                                 $1.00     0.030      0.000(5)    0.030     (0.030)  --         --          --
     06/30/00                                  1.00     0.027      0.000(5)    0.027     (0.027)  --         --          --
     06/30/99                                  1.00     0.026      0.000(5)    0.026     (0.026)  --         --          --
     06/30/98                                  1.00     0.029      0.000(5)    0.029     (0.029)  --         --          --
     06/30/97                                  1.00     0.029      0.000(5)    0.029     (0.029)  --         --          --
     06/30/96                                  1.00     0.030      0.000(5)    0.030     (0.030)  --         --          --
Federal Tax-Free Money Fund
     06/30/01                                 $1.00     0.035      0.000(5)    0.035     (0.035)  --         --          --
     06/30/00                                  1.00     0.032      0.000(5)    0.032     (0.032)  --         --          --
     06/30/99                                  1.00     0.028      0.000(5)    0.028     (0.028)  (0.000)(5) --          --
     06/30/98                                  1.00     0.031      0.000(5)    0.031     (0.031)  --         --          --
     06/30/97(n)                               1.00     0.032      0.000(5)    0.032     (0.032)  (0.000)(5) --          --

------------------

(1) Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.
(2)  Amount represents less than $0.01 per share.
(3)  Total return represents aggregate total return for the periods indicated.
(4)  Annualized.
(5)  Amount represents less than $0.001 per share.
(k)  The Emerging Asia Fund commenced operations on September 30, 1996.
(m)  The Total Return Bond Fund commenced operations on June 30, 1997.
(n)  The Federal Tax-Free Money Fund commenced operations on July 15, 1996.

                                                                                                        Expense
                                                                                                         ratio
                                                                                                        before
                                                                        Net                             deferral
                                                           Ratio of  investment                         of fees
                                                              net      income/              Expense       by       Expense
                                                  Net     investment   (loss)                 ratio     Manager,    ratio
                          Net Asset              assets,    income/    before               including  including  excluding
Distributions              Value -               end of    (loss) to   deferral   Portfolio  interest   interest   interest
    from        Total      End of    Total       period     average    of fees    turnover   and tax    and tax    and tax
  capital    distributions Period   Return(3)   (in 000s)  net assets by Manager    rate     expenses   expenses   expenses
-----------------------------------------------------------------------------------------------------------------------------

  --           --           $7.95   (21.13)%     $13,658    (0.53)%   $(1.11)       33%       2.22%       4.96%      1.90%
  --           (0.64)       10.08   (12.56)       24,843    (0.85)     (0.30)       64        2.12        3.09       1.90
  --           (0.00)(2)    12.21    97.44        63,196    (0.35)     (0.03)      233        2.19        2.89       1.90
  --           (1.12)        6.18   (63.45)       24,608     0.22      (0.08)      154        1.91        2.27       1.90
  --           (0.03)       18.91    57.80        68,095    (0.42)(4)  (0.02)       72        2.20(4)     2.69(4)    1.80(4)


  --           (0.70)      $11.90    11.06%      $31,788     6.02%     $0.68       573%       0.95%       1.59%      0.70%
  --           (0.90)       11.33     4.96        28,112     6.78       0.75       176        0.80        1.13       0.70
  --           (1.16)       11.66     3.20        38,476     5.88       0.72       158        1.16        1.25       0.70
  --           (0.84)       12.44    10.92        77,694     5.81       0.71       390        1.29        1.34       0.70

  --           (0.58)      $10.20     9.09%     $267,444     5.70%     $0.53       311%       1.68%       2.46%      0.60%
  --           (0.58)        9.90     4.55       171,879     5.84       0.56       188        1.11        1.61       0.63
  --           (0.58)       10.04     4.82       154,365     5.21       0.48       199        1.35        1.85       0.62
  --           (0.58)       10.14     7.56        66,357     5.83       0.51       502        1.15        1.73       0.28
  --           (0.59)        9.99     6.79        47,265     5.87       0.54       451        1.55        2.05       0.60
  --           (0.59)        9.92     5.74        22,681     5.88       0.52       350        1.55        2.31       0.60

  --           (0.055)      $1.00     5.64%     $774,203     5.57%     $0.055       --        0.45%       0.45%      0.45%
  --           (0.054)       1.00     5.49       794,632     5.41       0.054       --        0.46        0.46       0.46
  --           (0.047)       1.00     4.81       575,387     4.71       0.047       --        0.50        0.50       0.50
  --           (0.052)       1.00     5.27       724,619     5.15       0.052       --        0.53        0.48       0.53
  --           (0.049)       1.00     5.03       473,154     4.93       0.049       --       --           0.62       0.60
  --           (0.052)       1.00     5.28       439,423     5.17       0.050       --       --           0.74       0.60

  --           (0.50)      $13.09     7.81%      $37,562     3.85%     $0.43       174%       0.70%       1.84%      0.70%
  --           (0.52)      $12.62     3.83        27,405     4.14       0.50        49        0.70        1.19       0.70
  --           (0.52)       12.67     2.71        41,017     3.93       0.48       184        0.69        1.19       0.69
  --           (0.51)       12.86     6.85        35,667     4.03       0.44        42        0.69        1.19       0.68
  --           (0.53)       12.53     6.91        21,681     4.27       0.47        26        0.68        1.18      --
  --           (0.54)       12.23     6.11        13,948     4.34       0.43        58        0.61        1.43      --

  --           (0.030)      $1.00     2.93%     $250,786     2.90%     $0.030       --        0.58%       0.61%      0.58%
  --           (0.027)       1.00     2.72       378,819     2.69       0.023       --        0.58        0.58       0.58
  --           (0.026)       1.00     2.59       292,901     2.55       0.021       --        0.58        0.61       0.58
  --           (0.029)       1.00     3.00       187,216     2.96       0.029       --        0.58        0.68       0.58
  --           (0.029)       1.00     2.95       118,723     2.91       0.028       --        0.58        0.73      --
  --           (0.030)       1.00     3.03        98,134     2.99       0.028       --        0.59        0.80      --

  --           (0.035)      $1.00     3.52%      $42,055     3.48%     $0.035       --        0.60%       0.82%      0.60%
  --           (0.032)       1.00     3.25       147,838     3.21       0.030       --        0.60        0.77       0.60
  --           (0.028)       1.00     2.82       116,341     2.80       0.026       --        0.60        0.80       0.60
  --           (0.31)        1.00     3.12       117,283     3.08       0.031       --        0.60        0.81       0.60
  --           (0.032)       1.00     3.26       114,197     3.24(4)    0.030       --        0.33(4)     0.69(4)   --

[Outside back cover]

                      You can find more information about The Montgomery Funds' investment policies in the Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

                      To request a free copy of the SAI, call us at 800.572. FUND [3863]. You can review and copy further information about The Montgomery Funds, including the SAI, at the Securities and Exchange Commission's (SEC's) Public Reference Room in Washington, D.C. To obtain information on the operation of the Public Reference Room please call
                      202.942.8090. Reports and other information about The Montgomery Funds are available through the SEC's Web site at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009, or e-mailing the SEC at publicinfo@sec.gov.

                      You can also find further information about The Montgomery Funds in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected each Fund's performance during the previous fiscal period. To request a free copy of the most recent annual or semiannual report, call us at 800.572. FUND [3863], option 3.

                      Corporate Headquarters:

                               The MONTGOMERY Funds
                               101 California Street
                               San Francisco, CA 94111-9361

                                                     [Logo]

                                                 Invest wisely.(R)
                                               800.572.FUND [3863]
                                             www.montgomeryfunds.com



                      SEC File Nos.:   The Montgomery Funds    811-6011
                                       The Montgomery Funds II 811-8064

                                               Funds Distributor, Inc. 10/01 ___

      ---------------------------------------------------------------------

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                             MONTGOMERY GROWTH FUND
                          MONTGOMERY MID CAP FOCUS FUND
                             MONTGOMERY MID CAP FUND
                            MONTGOMERY SMALL CAP FUND
                           MONTGOMERY U.S. FOCUS FUND
                      MONTGOMERY INTERNATIONAL GROWTH FUND
                       MONTGOMERY INTERNATIONAL FOCUS FUND
                      MONTGOMERY GLOBAL OPPORTUNITIES FUND
                        MONTGOMERY GLOBAL LONG-SHORT FUND
                      MONTGOMERY GLOBAL COMMUNICATIONS FUND
                        MONTGOMERY EMERGING MARKETS FUND
                          MONTGOMERY EMERGING ASIA FUND
                        MONTGOMERY TOTAL RETURN BOND FUND
                 MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
                     MONTGOMERY GOVERNMENT MONEY MARKET FUND
              MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND
                    MONTGOMERY CALIFORNIA TAX-FREE MONEY FUND
                     MONTGOMERY FEDERAL TAX-FREE MONEY FUND

                                       AND

                       OTHER SERIES OF ANOTHER REGISTRANT

      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS
                              --------------------

                             MONTGOMERY GROWTH FUND
                          MONTGOMERY MID CAP FOCUS FUND
                             MONTGOMERY MID CAP FUND
                           MONTGOMERY U.S. FOCUS FUND
                            MONTGOMERY NEW POWER FUND
                            MONTGOMERY SMALL CAP FUND
                            MONTGOMERY BALANCED FUND
                      MONTGOMERY INTERNATIONAL GROWTH FUND
                       MONTGOMERY INTERNATIONAL FOCUS FUND
                      MONTGOMERY GLOBAL OPPORTUNITIES FUND
                          MONTGOMERY GLOBAL FOCUS FUND
                        MONTGOMERY GLOBAL LONG-SHORT FUND
                      MONTGOMERY GLOBAL COMMUNICATIONS FUND
                        MONTGOMERY EMERGING MARKETS FUND
                     MONTGOMERY EMERGING MARKETS FOCUS FUND
                          MONTGOMERY EMERGING ASIA FUND
                        MONTGOMERY TOTAL RETURN BOND FUND
                 MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
                     MONTGOMERY GOVERNMENT MONEY MARKET FUND
              MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND
                    MONTGOMERY CALIFORNIA TAX-FREE MONEY FUND
                     MONTGOMERY FEDERAL TAX-FREE MONEY FUND

                              101 California Street
                         San Francisco, California 94111
                              (800) 572-FUND [3863]
                       STATEMENT OF ADDITIONAL INFORMATION

                                October 31, 2001

The Montgomery Funds and The Montgomery Funds II are open-end management investment companies organized, respectively, as a Massachusetts and a Delaware business trust (together, the "Trusts"), each having different series of shares of beneficial interest. Each of the above-named funds is a series of The Montgomery Funds, with the exception of the Montgomery Balanced Fund, Montgomery Global Long-Short and Montgomery Emerging Markets Focus Funds, which are series of The Montgomery Funds II (each a "Fund" and, collectively, the "Funds"). This Statement of Additional Information contains information in addition to that set forth in the combined prospectus for the Class R shares for certain Funds dated October 31, 2001, in the combined prospectus for the Class A, B and C shares of certain Funds dated October 31, 2001, in the combined prospectus for the Class P shares of certain Funds dated October 31, 2001, and in the Class I share prospectus of the Montgomery Total Return Bond Fund dated October 31, 2001, as those prospectuses may be revised from time to time (in reference to the appropriate Fund or Funds, the "Prospectuses"). The Prospectuses may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with a Prospectus. The Annual Report to Shareholders for each Fund for the fiscal year ended June 30, 2001 is incorporated by reference to this Statement of Additional Information and also may be obtained without charge as noted above.

                                TABLE OF CONTENTS

                                                                            Page

STATEMENT OF ADDITIONAL INFORMATION...........................................1

THE TRUSTS....................................................................3

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS...............................4

RISK FACTORS.................................................................27

INVESTMENT RESTRICTIONS......................................................34

DISTRIBUTIONS AND TAX INFORMATION............................................37

TRUSTEES AND OFFICERS........................................................41

INVESTMENT MANAGEMENT AND OTHER SERVICES.....................................44

EXECUTION OF PORTFOLIO TRANSACTIONS..........................................55

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................58

DETERMINATION OF NET ASSET VALUE.............................................62

PRINCIPAL UNDERWRITER........................................................64

PERFORMANCE INFORMATION......................................................64

GENERAL INFORMATION..........................................................70

FINANCIAL STATEMENTS.........................................................73

APPENDIX.....................................................................74

                                   THE TRUSTS

         The Montgomery Funds is an open-end management investment company organized as a Massachusetts business trust on May 10, 1990, and The Montgomery Funds II is an open-end management investment company organized as a Delaware business trust on September 10, 1993. Both are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trusts currently offer shares of beneficial interest, $0.01 par value per share, in various series. The following Funds currently have four classes of shares, A, B, C and R: Montgomery U.S. Focus Fund (formerly Montgomery U.S. Select 20
Portfolio),  Montgomery  Mid Cap  Focus  Fund  (formerly  Montgomery  Mid Cap 20
Portfolio),   Montgomery  Global  Focus  Fund  (formerly  Montgomery  Global  20
Portfolio), Montgomery International Focus Fund (formerly Montgomery International 20 Portfolio), Montgomery Emerging Markets Focus Fund (formerly Montgomery Emerging Markets 20 Portfolio), Montgomery Global Long-Short Fund (also has ML shares which are currently closed to new investors), Montgomery Emerging Markets Fund and the Montgomery Total Return Bond Fund (also offers Class I shares), (the "Load Funds"). The following Funds currently offer two classes of shares, P and R: Montgomery Growth Fund, Montgomery Small Cap Fund, Montgomery Balanced Fund, Montgomery International Growth Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Money Market Fund and Montgomery California Tax-Free Intermediate Bond Fund. The Montgomery New Power Fund offers Class A, B and C shares. The following Funds currently offer Class R shares: Montgomery Mid Cap Fund (formerly Montgomery U.S. Emerging Growth Fund), Montgomery Global Opportunities Fund and Montgomery Global Communications Fund, Montgomery Emerging Asia Fund, Montgomery California Tax-Free Money Fund and Montgomery Federal Tax-Free Money Fund. This Statement of Additional Information pertains to the following series of The Montgomery Funds:


>>       Montgomery Growth Fund (the "Growth Fund");
>>       Montgomery Mid Cap Focus Fund (the "Mid Cap Focus Fund");
>>       Montgomery Mid Cap Fund (the "Mid Cap Fund);
>>       Montgomery Small Cap Fund (the "Small Cap Fund");
>>       Montgomery U.S. Focus Fund (the "Select Focus Fund")
>>       Montgomery New Power Fund (the "New Power Fund")
>>       Montgomery International Growth Fund (the "International Growth Fund");
>>       Montgomery International Focus Fund (the "International Focus Fund")
>>       Montgomery Global Opportunities Fund (the "Global Opportunities Fund");
>>       Montgomery Global Focus Fund (the "Global Focus Fund");
>>       Montgomery  Global  Communications  Fund  (the  "Global  Communications
         Fund");
>>       Montgomery Emerging Markets Fund (the "Emerging Markets Fund");
>>       Montgomery Emerging Asia Fund (the "Emerging Asia Fund");
>>       Montgomery Total Return Bond Fund (the "Total Return Bond Fund");
>>       Montgomery Short Duration Government Bond Fund (the "Short Bond Fund");
>>       Montgomery Government Money Market Fund (the "Government Money Fund");
>> Montgomery California Tax-Free Intermediate Bond Fund (the "California Intermediate Bond Fund");
>>       Montgomery  California  Tax-Free  Money  Fund  (the  "California  Money
         Fund");
>>       Montgomery Federal Tax-Free Money Fund (the "Federal Money Fund");

         as well as three series of The Montgomery Funds II:

>>       Montgomery Balanced Fund (the "Balanced Fund");
>>       Montgomery Global Long-Short Fund (the "Global Long-Short Fund"); and
>>       Montgomery  Emerging  Markets Focus Fund (the  "Emerging  Markets Focus
         Fund").

         Throughout this Statement of Additional Information, certain Funds may be referred to together using the following terms: the Growth, Mid Cap Focus, Mid Cap, U.S. Focus Small Cap, Balanced and New Power Funds as the "U.S. Equity Funds;" the International Growth, International Focus, Global Opportunities, Global Focus, Global Long-Short, Global Communications, Emerging Markets, Emerging Markets Focus and Emerging Asia as the "International and Global Equity Funds;" the Total Return Bond, Short Bond and California Intermediate Bond Funds as the "Fixed-Income Funds;" the California Intermediate Bond, California Money and Federal Money Funds as the "Tax-Free Funds;" the Government Money, California Money and Federal Money Funds as the "Money Market Funds;" and all of the Funds other than the Tax-Free Funds as the "Taxable Funds."

         Note that the two Trusts share responsibility for the accuracy of the Prospectuses and this Statement of Additional Information, and that each Trust may be liable for misstatements in the Prospectuses and the Statement of Additional Information that relate solely to the other Trust.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         The Funds are managed by Montgomery Asset Management, LLC (the "Manager") and their shares are distributed by Funds Distributor, Inc. (the "Distributor"). The investment objectives and policies of the Funds are described in detail in the Prospectuses. The following discussion supplements the discussion in the Prospectuses.

         Each Fund is a diversified series, except for the Tax-Free Funds, U.S. Focus Fund, the Mid Cap Focus Fund, the International Focus Fund, the Global Focus Fund and the New Power Fund, which are nondiversified series of The Montgomery Funds. The achievement of each Fund's investment objective will depend upon market conditions generally and on the Manager's analytical and portfolio management skills.

         The Balanced Fund is a fund-of-funds. Other than U.S. government securities, the Balanced Fund does not own securities of its own. Instead, the Balanced Fund invests its assets in a number of funds in The Montgomery Funds family (each, an "Underlying Fund"). Investors of the Balanced Fund should therefore review the discussion in this Statement of Additional Information that relates to each Underlying Fund of the Balanced Fund.

Alternative Structures

         Each Fund has reserved the right, if approved by the Board of Trustees, to convert to a "master/feeder" structure. In this structure the assets of mutual funds with common investment objectives and similar parameters are combined in a pool, rather than being managed separately. The individual Funds are known as "feeder" funds and the pool as the "master" fund. Although combining assets in this way allows for economies of scale and other advantages, this change will not affect the investment objectives, philosophies or disciplines currently employed by the Funds and the Manager. A Fund proposing to convert to this structure would notify its shareholders before it took any such action. As of the date of this Statement of Additional Information, no Fund has proposed instituting this alternative structure.

Special Investment Strategies and Risks

         Certain of the Funds have special investment policies, strategies and risks in addition to those discussed in the Prospectus, as described below.

         Montgomery Emerging Asia Fund. The Emerging Asia Fund invests primarily in "emerging Asian companies." This Fund considers a company to be an emerging Asian company if its securities are principally traded in the capital market of an emerging Asian country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging Asian countries or from sales made in such emerging Asian countries, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in, an emerging Asian country.

         Investing in Asia involves special risks. Emerging Asian countries are in various stages of economic development, with most being considered emerging markets. Each country has its unique risks. Most emerging Asian countries are heavily dependent on international trade. Some have prosperous economies but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some emerging Asian countries have experienced rapid growth, although many suffer from obsolete financial systems, economic problems or archaic legal systems. The Fund may invest in certain debt securities issued by the governments of emerging Asian countries that are, or may be eligible for, conversion into investments in emerging Asian companies under debt conversion programs sponsored by such governments. The Fund deems securities that are convertible to equity investments to be equity-derivative securities.

         The Emerging Asia Fund concentrates its investments in companies that have their principal activities in emerging Asian countries. Consequently, the Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting issuers in emerging Asian countries. Although the Fund normally does not expect to invest in Japanese companies, some emerging Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the emerging Asian countries are developing both economically and politically. Emerging Asian countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some emerging Asian countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some emerging Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in emerging Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

         Montgomery Global Communications Fund. The Global Communications Fund defines a "communications company" as a company engaged in the development, manufacture or sale of communications equipment or services that derived at least 50% of either its revenues or earnings from these activities, or that devoted at least 50% of its assets to these activities, based on the company's most recent fiscal year.

         The Global Communications Fund's portfolio management believes that worldwide demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information will continue to grow in the future. It also believes that the global trend appears to be toward lower costs and higher efficiencies resulting from combining communications systems with computers, and, accordingly, the Fund may invest in companies engaged in the development of methods for using new technologies to communicate information as well as companies using established communications technologies.

         The Global Communications Fund may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. The Global Communications Fund invests in companies that, in the opinion of the Manager, have potential for above-average, long-term growth in sales and earnings on a sustained basis and that are reasonably priced. The Manager considers a number of factors in evaluating potential investments, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; development of new technologies; service; pricing flexibility; quality of management; and general operating characteristics.

         The Global Communications Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, the Global Communications Fund invests in at least three different countries, which may include the United States, but no country other than the United States may represent more than 40% of its assets. A significant portion of the Global Communications Fund's assets are invested in the securities of foreign issuers, because many attractive investment opportunities, including many of the world's communications companies, are outside the United States.

         Montgomery Global Long-Short Fund. The Global Long-Short uses sophisticated investment approaches that may present substantially higher risks than most mutual funds. It may invest a larger percentage of its assets in transactions using margin, leverage, short sales and other forms of volatile financial derivatives such as options and futures. As a result, the value of an investment in this Fund may be more volatile than investments in other mutual funds. This Fund may not be an appropriate investment for conservative investors.

         The Global Long-Short Fund's investment objective is to seek capital appreciation. Under normal conditions, this Fund seeks to achieve its objective by investing at least 65% of its total assets in long and short positions in equity securities of publicly traded companies of any size worldwide. This Fund measures short sale exposure by the current market value of the collateral used to secure the short sale positions. Any income derived from dividends and interest will be incidental to this Fund's investment objective. Investors should note that this Fund uses an approach different from the traditional long-term investment approach of most other mutual funds. The use of borrowing and short sales may cause the Fund to have higher expenses (especially interest expenses and dividend expenses) than those of other equity mutual funds. Like all mutual funds, there can be no assurance that the Fund's investment objective will be attained.

         This Fund may employ margin leverage and engage in short sales of securities it does not own. This Fund also may use options and financial indices for hedging purposes and/or to establish or increase its long or short positions. This Fund invests primarily in common stocks (including depositary receipts) but also may invest in other types of equity and equity-derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. This Fund may also invest in certain debt securities issued by the governments of emerging markets countries that are, or may be eligible for, conversion into investments in emerging markets companies under debt conversion programs sponsored by such governments. This Fund deems securities that are convertible to equity investments to be equity-derivative securities.

         Montgomery Global Focus Fund. The Global Focus Fund is a non-diversified mutual fund that typically invests in the securities of as few as 20 companies worldwide. No more than 40% of its assets, or two times its benchmark weight, whichever is greater, may be invested in any one country. Investments in companies based in the United States are not subject to this limit. No more than 30% of the assets of the Global Focus Fund may be invested in the stocks of companies based in the world's developing economies. Additionally, the Global Focus Fund may concentrate up to 35% of its total assets in the stocks of communications companies worldwide, including companies involved in telecommunications, broadcasting, publishing and the Internet, among other industries. Because the Global Focus Fund may invest a significant portion of its assets in a particular country or in the communications industry, its share value may be more volatile than that of mutual funds not sharing this geographic and/or industry concentration. Finally, to the extent that the Global Focus Fund may invest up to 30% of its assets in companies based in developing countries, shareholders may also be exposed to special risks. See "Risk Factors" below.

         Emerging Markets Focus Fund. The Emerging Markets Focus Fund does not intend to diversify its portfolio across a large number of emerging markets countries. Instead, the Fund's investment advisor's objective is to concentrate its investments in a small number of emerging markets countries (although it may invest in a number of companies in each selected country). Such a heavy concentration may make the Fund's net asset value extremely volatile and, if economic downturns or other events occur that adversely affect one or more of the countries the Fund invests in, such events' impact on the Fund will be more magnified than if the Fund did not have such a narrow concentration.

         Montgomery  Federal Money Fund,  California  Money Fund and  California
Intermediate Bond Fund. The Federal Money Fund seeks to, under normal conditions, achieve its objective by investing at least 80% of its net assets in municipal securities, the interest from which is, in the opinion of counsel to the issuer, exempt from federal income tax. The California Money Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal securities and at least 65% of its net assets in debt securities, the interest from which is, in the opinion of counsel to the issuer, also exempt from California personal income taxes ("California municipal securities"). Under normal conditions, the California Intermediate Bond Fund seeks to achieve its objective by investing at least 80% of its net assets in California municipal securities. The California Money Fund and the California Intermediate Bond Fund are not suitable for investors who cannot benefit from the tax-exempt character of its dividends, such as IRAs, qualified retirement plans or tax-exempt entities.

         At least 80% of the value of the California Intermediate Bond Fund's net assets must consist of California municipal securities that, at the time of purchase, are rated investment grade, that is, within the four highest ratings of municipal securities (AAA to BBB) assigned by Standard & Poor's Corporation ("S&P"), (Aaa to Baa) assigned by Moody's Investors Service, Inc. ("Moody's"), or (AAA to BBB) assigned by Fitch Investor Services ("Fitch"); or have S&P's short-term municipal rating of SP-2 or higher, or a municipal commercial paper rating of A-2 or higher; Moody's short-term municipal securities rating of MIG-2 or higher, or VMIG-2 or higher or a municipal commercial paper rating of P-2 or higher; or have Fitch's short-term municipal securities rating of FIN-2 or higher or a municipal commercial paper rating of Fitch-2 or higher; or, if unrated by S&P, Moody's or Fitch, are deemed by the Manager to be of comparable quality, using guidelines approved by the Board of Trustees, but not to exceed 20% of the Fund's net assets. Debt securities rated in the lowest category of investment-grade debt may have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than is the case with higher-grade bonds. There is no assurance that any municipal issuers will make full payments of principal and interest or remain solvent, however. For a description of the ratings, see the Appendix.

         The Federal Money and California Money Funds seek to maintain a stable net asset value of $1 per share in compliance with Rule 2a-7 under the Investment Company Act and, pursuant to procedures adopted under that Rule, limit their investments to those securities that the Board determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. These Funds also maintain a dollar-weighted average maturity of their portfolio securities of 90 days or less.

Portfolio Securities

         Depositary Receipts, Convertible Securities and Securities Warrants. The International and Global Equity Funds and the U.S. Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in

U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of a
Fund's investment policies, a Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. Each such Fund may also invest in convertible securities and securities warrants.

         Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Those investment companies must invest in securities in which the Fund can invest in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% (or 35% for the Money Market Funds) of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and
(b) either (i) a Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) a Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase.

         Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the International and Global Equity Funds to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The International and Global Equity Funds also may incur tax liability to the extent that they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds.

         The U.S. Equity Funds, the International and Global Equity Funds and the Fixed-Income and Money Market Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, these Funds bear their ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for shareholders. This duplication of expenses would occur regardless of the type of investment company, i.e., open-end (mutual fund) or closed-end.

         Debt Securities. Each Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers. Debt securities may constitute up to 35% of the U.S. Equity Funds' and the International and Global Equity Funds' total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy, which may be changed by the Board, each Fund may invest up to 5% of their total assets in debt securities rated lower than investment grade. Subject to this limitation, each of these Funds may invest in any debt security, including securities in default. After its purchase by a Fund, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund.

         Debt securities may also consist of participation certificates in large loans made by financial institutions to various borrowers, typically in the form of large unsecured corporate loans. These certificates must otherwise comply with the maturity and credit-quality standards of each Fund and will be limited to 5% of a Fund's total assets.

         As an operating policy, which may be changed by the Board, the Global Long-Short Fund may invest in debt securities rated lower than investment grade. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund.

         In addition to traditional corporate, government and supranational debt securities, each of the International and Global Equity Funds may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, government entities and companies of emerging markets countries. The percentage distribution between equity and debt will vary from country to country, based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

         U.S. Government Securities. Each Fund may invest a substantial portion, if not all, of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including repurchase agreements backed by such securities ("U.S. government securities"). These Funds generally will have a lower yield than if they purchased higher yielding commercial paper or other securities with correspondingly greater risk instead of U.S. government securities.

         Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury. Short-term U.S. government securities generally are considered to be among the safest short-term investments. The U.S. government does not guarantee the net asset value of the Funds' shares, however. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest. The securities issued by these agencies are discussed in more detail later.

         Mortgage-Related Securities and Derivative Securities. The Fixed-Income and Money Market Funds may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. These Funds use these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Funds.

         Agency Mortgage-Related Securities. Investors in the Fixed-Income and Money Market Funds should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government-guaranteed or -insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities.

Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" largely due to the risks associated with prepayment.

         Adjustable rate mortgage securities ("ARMS") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMS tends to lessen their interest rate sensitivity.

         The  Fixed-Income  and  Money  Market  Funds  consider  GNMA,  FNMA and
FHLMC-issued pass-through certificates, Collateralized Mortgage Obligations ("CMOs") and other mortgage-related securities to be U.S. government securities for purposes of their investment policies.

         Mortgage-Related Securities: Government National Mortgage Association. GNMA is a wholly owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

         Mortgage-Related Securities: Federal National Mortgage Association. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

         Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

         Mortgage-Related Securities: Federal Home Loan Mortgage Corporation. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

         The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

         Privately Issued Mortgage-Related Securities. Each Fixed-Income Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multifamily or commercial mortgage loans.

         Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

         Each Fixed-Income Fund may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

         Privately issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. Many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal, however. The Short Bond Fund and Total Return Bond Fund may purchase some mortgage-related securities through private placements that are restricted as to further sale. The value of these securities may be very volatile.

         Adjustable-Rate Mortgage-Related Securities. Because the interest rates on the mortgages underlying adjustable-rate mortgage-related securities ("ARMS") reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a Fund. Further, because of this feature, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. For further discussion of the risks associated with mortgage-related securities generally.

         Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

         CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

         Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IOs, POs and other mortgage securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

         The Money Market Funds do not invest in SMBS, however, and the Total Return and Short Bond Funds limit their SMBS investments to 10% of total assets. The Total Return Bond and Short Bond Funds may invest in derivative securities known as "floaters" and "inverse floaters," the values of which vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

         Asset-Backed Securities. Each Fixed-Income Fund may invest up to 25% (5% for the other Funds) of its total assets in asset-backed securities. These are secured by and payable from pools of assets, such as motor vehicle installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Like mortgage-related securities, these securities are subject to the risk of prepayment.

         Variable Rate Demand Notes. Variable rate demand notes ("VRDNs") are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30-, 60-, 90-, 180-, or 365-day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments typically are based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

         The   Tax-Free   Funds  also  may  invest  in  VRDNs  in  the  form  of
participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

         Participating VRDNs may be unrated or rated, and their creditworthiness may be a function of the creditworthiness of the issuer, the institution furnishing the irrevocable letter of credit, or both. Accordingly, the Tax-Free Funds may invest in such VRDNs, the issuers or underlying institutions of which the Manager believes are creditworthy and satisfy the quality requirements of the Funds. The Manager periodically monitors the creditworthiness of the issuer of such securities and the underlying institution.

         During periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted by governmental authorities to attempt to deal with them, interest rates have varied widely. While the value of the underlying VRDN may change with changes in interest rates generally, the variable rate nature of the underlying VRDN should minimize changes in the value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed-income securities. The Tax-Free Funds may invest in VRDNs on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VRDNs may fluctuate; to the extent they do increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the VRDNs is made in relation to movements of various interest rate adjustment indices, the VRDNs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VRDNs may be higher or lower than current market rates for fixed-rate obligations of comparable quality with similar maturities.

         Structured Notes and Indexed Securities. The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

         Municipal Securities. Because the Tax-Free Funds invest at least 80% of their total assets in obligations either issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. government, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Securities"), or exempt from federal and California personal income tax ("California Municipal Securities"), and the California Money Fund invests at least 65% of its total assets in California Municipal Securities, and may invest in Municipal Securities, these Funds generally will have a lower yield than if they primarily purchased higher yielding taxable securities, commercial paper or other securities with correspondingly greater risk. Generally, the value of the Municipal Securities and California Municipal Securities held by these Funds will fluctuate inversely with interest rates.

         General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         Revenue Bonds. A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a governmental assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

         Industrial Development Bonds. Industrial development bonds, which may pay tax-exempt interest, are, in most cases, revenue bonds and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business manufacturing, housing, sports, and pollution control. These bonds also are used to finance public facilities, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment. As a result of 1986 federal tax legislation, industrial revenue bonds may no longer be issued on a tax-exempt basis for certain previously permissible purposes, including sports and pollution control facilities.

         Participation Interests. The Tax-Free Funds may purchase from financial institutions participation interests in Municipal Securities, such as industrial development bonds and municipal lease/purchase agreements. A participation interest gives a Fund an undivided interest in a Municipal Security in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Trustees has approved as meeting the Board's standards, or, alternatively, the payment obligation will be collateralized by U.S. Government securities

         For certain participation interests, these Funds will have the right to demand payment, on not more than seven days' notice, for all or any part of their participation interest in a Municipal Security, plus accrued interest. As to these instruments, these Funds intend to exercise their right to demand payment only upon a default under the terms of the Municipal Securities, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of their investment portfolios. The California Intermediate Bond Fund will not invest more than 15% of its total assets and the California Money Fund will not invest more than 10% of its total assets in participation interests that do not have this demand feature, and in other illiquid securities.

         Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying Municipal Security may, without penalty, terminate its obligation to make payment. In such event, the holder of such security must look to the underlying collateral, which is often a municipal facility used by the issuer.

         Custodial Receipts. The Tax-Free Funds may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Securities that underlie the custodial receipts. A number of different arrangements are possible. In the most common custodial receipt arrangement, an issuer or a third party owning the Municipal Securities deposits such obligations with a custodian in exchange for two classes of custodial receipts with different characteristics. In each case, however, payments on the two classes are based on payments received on the underlying Municipal
Securities. One class has the characteristics of a typical auction-rate security, having its interest rate adjusted at specified intervals, and its ownership changes based on an auction mechanism. The interest rate of this class generally is expected to be below the coupon rate of the underlying Municipal Securities and generally is at a level comparable to that of a Municipal Security of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, although inversely to changes in the rate of interest of the first class. If the interest rate on the first class exceeds the coupon rate of the underlying Municipal Securities, its interest rate will exceed the rate paid on the second class. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Securities. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Security of comparable quality and maturity and their purchase by one of these Funds should increase the volatility of its net asset value and, thus, its price per share. These custodial receipts are sold in private placements and are subject to these Funds' limitation with respect to illiquid investments. The Tax-Free Funds also may purchase directly from issuers, and not in a private placement, Municipal Securities having the same characteristics as the custodial receipts.

         Tender Option Bonds. The Tax-Free Funds may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security, generally held pursuant to a custodial arrangement, having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, coupled with an agreement of a third party, such as a bank, broker-dealer or other financial institution, granting the security holders the option, at periodic intervals, to tender their securities to the institution and receive their face value. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager, on behalf of a Tax-Free Fund, considers on a periodic basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The California Intermediate Bond Fund will not invest more than 15% of its total assets and the California Money Fund more than 10% of its total assets in securities that are illiquid (including tender option bonds with a tender feature that cannot be exercised on not more than seven days' notice if there is no secondary market available for these obligations).

         Obligations with Puts Attached. The Tax-Free Funds may purchase Municipal Securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the securities' maturity date. Although an obligation with a put attached is not a put option in the usual sense, it is commonly known as a "put" and is also referred to as a "stand-by commitment." These Funds will use such puts in accordance with regulations issued by the Securities and Exchange Commission ("SEC"). In 1982, the Internal Revenue Service (the "IRS") issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company would be the owner of tax-exempt municipal obligations acquired with a put option. The IRS also has issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The last such ruling was issued in 1983. The IRS subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the securities, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Funds intend to take the position that they are the owners of any municipal obligations acquired subject to a stand-by commitment or a similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax exempt in its hands. There is no assurance that stand-by commitments will be available to these Funds nor have they assumed that such commitments would continue to be available under all market conditions. There may be other types of municipal securities that become available and are similar to the foregoing described Municipal Securities in which these Funds may invest.

         Zero Coupon Bonds. The Fixed-Income and Money Market Funds may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of the Fixed-Income and Money Market Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

         Privatizations. The International and Global Equity Funds and the New Power Fund may invest in privatizations. Foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation and these Funds may invest in privatizations. The ability of U.S. entities, such as these Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

         Special Situations. The International and Global Equity Funds and the New Power Fund may invest in special situations. The Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. These Funds also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. These Funds do not invest more than 15% of their net assets in illiquid investments, including special situations.

Risk Factors/Special Considerations Relating to Debt Securities

         The International and Global Equity Funds, the New Power Fund and the U.S. Focus Fund may invest in debt securities that are rated below BBB by S&P, Baa by Moody's or BBB by Fitch, or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, a Fund will invest no more than 5% of its assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of a Fund will reflect these changes in market value.

         Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

         Although such bonds may offer higher yields than higher-rated securities, low-rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated debt securities are traded are more limited than those for higher-rated securities. The existence of limited markets for particular securities may diminish the ability of a Fund to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per-share net asset value of that Fund.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objectives may, to the extent it invests in low-rated debt securities, be more dependent upon such credit analysis than would be the case if that Fund invested in higher-rated debt securities.

         Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low-rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery. The low-rated bond market is relatively new, and many of the outstanding low-rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

         The U.S. Equity Fund, the International and Global Equity Funds, the Total Return Fund and the New Power Fund typically will not hedge against the foreign currency exchange risks associated with their investments in foreign securities. Consequently, these Funds will be very sensitive to any changes in exchange rates for the currencies in which their foreign investments are denominated or linked. These Funds may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below, in connection with making an investment or, on rare occasions, to hedge against expected adverse currency exchange rate changes. Despite their very limited use, the Funds may enter into hedging transactions when, in fact, it is inopportune to do so and, conversely, when it is more opportune to enter into hedging transactions the Funds might not enter into such transactions. Such inopportune timing of utilization of hedging practices could result in substantial losses to the Funds.

         The Funds also may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Funds (except the Money Market Funds) also may purchase other types of options and futures and may write covered options.

         Forward Contracts. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with a Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, a Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of a Fund to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts. A Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         Futures Contracts and Options on Futures Contracts. Except to the extent used by the Global Long-Short Fund, the Funds typically will not hedge against movements in interest rates, securities prices or currency exchange rates. The Funds (except the Money Market Funds) may still occasionally purchase and sell various kinds of futures contracts and options on futures contracts. These Funds also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices.

         The Trusts have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to
Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that these Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that a Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of that Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         The Funds (other than the Money Market Funds) will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by these Funds or which they expect to purchase. When used, these Funds' futures transactions (except for the Global Long-Short Fund's transactions) generally will be entered into only for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by these Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While these Funds' futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge their positions, these Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that these Funds propose to acquire. For example, when interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund can purchase futures contracts on a foreign currency to fix the price in U.S.
dollars of a security denominated in such currency that Fund has acquired or expects to acquire.

         As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for that Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         Loss from investing in futures transactions by a Fund is potentially unlimited.

         A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

         Options on Securities, Securities Indices and Currencies. Each Fund (other than the Money Market Funds) may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolios and on any securities index based in whole or in part on securities in which that Fund may invest. A Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

         A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although the Funds do not (with the exception of the Global  Long-Short
Fund) currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by that Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless that Fund effects a closing purchase transaction.

         Each Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of that Fund's total assets.

         The Global Long-Short Fund may write options that are not covered by portfolio securities. This is regarded as a speculative investment technique that could expose the Fund to substantial losses. The Global

Long-Short Fund will designate liquid securities in the amount of its potential obligation under uncovered options, and increase or decrease the amount of designated assets daily based on the amount of the then-current obligation under the option. This designation of liquid assets will not eliminate the risk of loss from writing the option but it will ensure that the Global Long-Short Fund can satisfy its obligations under the option.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

         Leaps and Bounds. Subject to the limitation that no more than 25% of its assets be invested in options, each of the Global Long-Short Fund and the Emerging Markets Focus Fund may invest in long-term, exchange-traded equity options called Long-term Equity Anticipation Securities ("LEAPS") and Buy-Write Options Unitary Derivatives ("BOUNDS"). LEAPS provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDS provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount.

         Equity-Linked Derivatives--SPDRs, WEBS, DIAMONDS and OPALS. Each Fund may invest in Standard & Poor's ("S&P") Depository Receipts ("SPDRs") and S&P's MidCap 400 Depository Receipts ("MidCap SPDRs"), World Equity Benchmark Series ("WEBS"), Dow Jones Industrial Average instruments ("DIAMONDS") and baskets of Country Securities ("OPALS"). Each of these instruments are derivative securities whose value follows a well-known securities index or baskets of securities.

         SPDRs and MidCap SPDRs are designed to follow the performance of S&P 500 Index and the S&P MidCap 400 Index, respectively. WEBS are currently available in 17 varieties, each designed to follow the performance of a different Morgan Stanley Capital International country index. DIAMONDS are designed to follow the performance of the Dow Jones Industrial Average which tracks the composite stock performance of 30 major U.S. companies in a diverse range of industries.

         OPALS track the performance of adjustable baskets of stocks owned by Morgan Stanley Capital (Luxembourg) S.A. (the "Counterparty") until a specified maturity date. Holders of OPALS will receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks and certain amounts, net of expenses. On the maturity date of the OPALS, the holders will receive the physical securities comprising the underlying baskets. Opals, like many of these types of instruments, represent an unsecured obligation and therefore carry with them the risk that the Counterparty will default.

         Because the prices of SPDRs, MidCap SPDRs, WEBS, DIAMONDS and OPALS are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline or that the underlying indices decline. In addition, because SPDRs, MidCap SPDRs, WEBS, DIAMONDS and OPALS will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some of even all of the stocks in the underlying indices. In addition to the risks disclosed in "Foreign Securities" below, because WEBS mirror the performance of a single country index, a economic downturn in a single country could significantly adversely affect the price of the WEBS for that country.

Other Investment Practices

         Repurchase Agreements. Each Fund may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price. The repurchase price is generally higher than the purchase price, the difference being interest income to that Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

         Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Boards, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Boards.

         The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% (10% in the case of the Money Market Funds) of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

         For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

         Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, each Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and each Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

         The Funds may participate in one or more joint accounts with each other and other series of the Trusts that invest in repurchase agreements collateralized, subject to their investment policies, either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event have a duration of more than seven days.

         Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage, and a Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. A Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

         The Funds cause their custodian to segregate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to their obligations (including accrued interest) with respect to reverse repurchase agreements. Such assets are marked to market daily to ensure that full collateralization is maintained.

         Dollar Roll Transactions. The Total Return Bond Fund and the Government Money Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by that Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of that Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for that Fund exceeding the yield on the securities sold.

         At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. Government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

         Lending  of  Portfolio  Securities.  A  Fund  may  lend  its  portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, that Fund is entitled to obtain the return of the securities loaned within five business days.

         For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, a Fund will not have the right to vote on securities while they are being lent, but will generally call a loan in anticipation of any important vote.

         Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower failed financially.

         Leverage. Each of the Global Long-Short Fund and the Emerging Markets Focus Fund may leverage its portfolio in an effort to increase the total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of a Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value whole the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

         When-Issued and Forward Commitment Securities. The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While the Funds reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Funds cause their custodian to segregate cash, U.S. government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income on these assets.

         The Funds may seek to hedge investments or to realize additional gains through forward commitments to sell high-grade liquid debt securities it does not own at the time it enters into the commitments. Such forward commitments effectively constitute a form of short sale. To complete such a transaction, the Fund must obtain the security which it has made a commitment to deliver. If the Fund does not have cash available to purchase the security it is obligated to deliver, it may be required to liquidate securities in its portfolio at either a gain or a loss, or borrow cash under a reverse repurchase or other short-term arrangement, thus incurring an additional expense. In addition, the Fund may incur a loss as a result of this type of forward commitment if the price of the security increases between the date the Fund enters into the forward commitment and the date on which it must purchase the security it is committed to deliver. The Fund will realize a gain from this type of forward commitment if the security declines in price between those dates. The amount of any gain will be reduced, and the amount of any loss increased, by the amount of the interest or other transaction expenses the Fund may be required to pay in connection with this type of forward commitment. Whenever this Fund engages in this type of transaction, it will segregate assets as discussed above.

         Illiquid Securities. A Fund may invest up to 15% (10% for the Money Market Funds) of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time that Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

         The Boards have delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Boards. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Funds' portfolios and reports periodically on such decisions to the Boards.

         Defensive Investments and Portfolio Turnover. Notwithstanding its investment objective, each Fund may adopt up to 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending on the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances, and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment of the Fund.

         Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objectives or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions, dealer markups, and other transaction costs and may result in the recognition of gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. Even when portfolio turnover exceeds 100%, however, the Fund does not regard portfolio turnover as a limiting factor.

                                  RISK FACTORS

         The following describes certain risks involved with investing in the Funds in addition to those described in the prospectus or elsewhere in this Statement of Additional Information. Investors in the Balanced Fund should note the risks involved with each Underlying Fund, because the Balanced Fund is a "fund-of-funds."

Foreign Securities

         The U.S. Equity Funds, International and Global Equity Funds, the Total Return Bond Fund, the Short Bond Fund, the Government Money Fund and the New Power Fund may purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation; taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

         Brokerage commissions, fees for custodial services and other costs relating to investments by the Funds in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions which resulted in settlement difficulty. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Because certain securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

         Some countries in which one of these Funds may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Funds. The Funds may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Emerging Market Countries

         The International and Global Equity Funds, particularly the Emerging Markets Fund, the Emerging Markets Focus Fund and the Emerging Asia Fund, may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) the existence of national policies which may restrict these Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Policies

         The Total Return Bond Fund, the New Power Fund and the International and Global Equity Funds endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when these Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent these Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to these Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

         These Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

         The Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Concentration in Communications Industry

         The Global Communications Fund concentrates its investments in the global communications industry. Consequently, the Fund's share value may be more volatile than that of mutual funds not sharing this concentration. The value of the Fund's shares may vary in response to factors affecting the global communications industry, which may be subject to greater changes in governmental policies and regulation than many other industries, and regulatory approval requirements may materially affect the products and services. Because the Global Communications Fund must satisfy certain diversification requirements in order to maintain its qualification as a regulated investment company within the meaning of the Internal Revenue Code, the Fund may not always be able to take full advantage of opportunities to invest in certain communications companies.

Interest Rates

         The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

         Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fixed-Income Fund and a Money Market Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fixed-Income and Money Market Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

Equity Swaps

         The U.S. Equity and International and Global Equity Funds may invest in equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps are derivatives, and their values can be very volatile. To the extent that the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.

Short Sales

         Each of the Funds (with the exception of the Global Long-Short Fund) does not expect to make significant use of short sales, but the portfolio managers may, from time to time, engage in short sales when believed to be appropriate. Short sales are transactions in which a Fund sells a security or other asset which it does not own, in anticipation of a decline in the market value of the security or other asset. A Fund will realize a profit or incur a loss depending upon whether the price of the security sold short decreases or increases in value between the date of the short sale and the date on which that Fund must replace the borrowed security. Short sales are speculative investments and involve special risks, including greater reliance on the Manager's accurately anticipating the future value of a security. Short sales also may result in a Fund's recognition of gain for certain portfolio securities.

         Until a Fund replaces a borrowed security, it will instruct its custodian to identify as unavailable for investment cash, U.S. government securities, or other liquid debt or equity securities such that the amount so identified plus any amount deposited with a broker or other custodian as collateral will equal the current value of the security sold short and will not be less than the value of the security at the time it was sold short. Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

Non-Diversified Portfolio

         The California Intermediate Bond Fund, the International Focus Fund, the Global Focus Fund, the New Power Fund, the U.S. Focus Fund and the Mid Cap Focus Fund are "non-diversified" investment companies under the Investment Company Act. This means that, with respect to 50% of each Fund's total assets, it may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government). The balance of its assets may be invested in as few as two issuers. Thus, up to 25% of each Fund's total assets may be invested in the securities of any one issuer. The investment return on a non-diversified portfolio, however, typically is dependent upon the performance of a smaller number of issuers relative to the number of issuers held in a diversified portfolio. If the financial condition or market assessment of certain issuers changes, each Fund's policy of acquiring large positions in the shares or obligations of a relatively small number of issuers may affect the value of its portfolio to a greater extent than if its portfolio were fully diversified.

         For  purposes  of  this  limitation  with  respect  to  the  California
Intermediate Bond Fund, a security is considered to be issued by the governmental entity (or entities) the assets and revenues of which back the security, or, with respect to an industrial development bond, that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security also may be considered to be an issuer in connection with such guarantee. By investing in a portfolio of municipal securities, a shareholder in the California Intermediate Bond Fund enjoys greater diversification than an investor holding a single municipal security.

California Municipal Securities

         The information set forth below is a general summary intended to give a recent historical description. It is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California. Such information is derived from official statements utilized in connection with securities offerings of the State of California that have come to the attention of the Trusts and were available prior to the date of this Statement of Additional Information. Such information has not been independently verified by the California Intermediate Bond and California Money Funds.

         Because the California  Intermediate  Bond and  California  Money Funds
expect to invest substantially all of their assets in California Municipal Securities, they will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental and regulatory policies and conditions. These Funds cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by these Funds to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible these Funds will invest in obligations of particular issuers as to which such specific factors are applicable.

         The California economy and general financial condition affect the ability of the State and local governments to raise and redistribute revenues to assist issuers of municipal securities to make timely payments on their obligations. California is the most populous state in the nation with a total population estimated at 33.4 million. California has a diverse economy, with major employment in the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries, military base closures and a major drop in real estate construction. California's economy has been performing strongly since the start of 1994.

         Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

         In  addition,  it is  impossible  to  predict  the time,  magnitude  or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect state and local government budgets.

         The recession severely affected State revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. The large budget deficits depleted the State's available cash resources and it had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last several fiscal years. The State has also increased aid to local governments and reduced certain mandates for local services.

         The combination of resurging exports, a strong stock market, and a rapidly growing economy in 1999 and early 2000 resulted in unprecedented growth in the State's General Fund revenues during fiscal year 1999-2000. Revenues are estimated to have been about $71.2 billion, which is $8.2 billion higher than projected for the 1999 Budget Act. The State's Special Fund for Economic
Uncertainties ("SFEU") had a record balance of over $7.2 billion on June 30, 2000. On that date, the Governor signed the 2000 Budget Act enacting the State's fiscal year 2000-01 budget. The spending plan assumes General Fund revenues and transfers of $73.9 billion, an increase of 3.8 percent above the estimates for 1999-2000. The Budget Act appropriates $78.8 billion from the General Fund, an increase of 17.3 percent over 1999-2000, and reflects the use of $5.5 billion from the SFEU. The Budget Act also includes Special Fund expenditures of $15.6 billion, from revenues estimated at $16.5 billion, and Bond Fund expenditure of $5.0 billion.

         In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 will be for one-time expenditures and investments. The State estimates the SFEU will have a balance of $1.781 billion at June 30, 2001. In addition, the Governor held back $500 million as a set aside for litigation costs. The Governor vetoed just over $1 billion in General Fund and Special Fund appropriations from the 2000 Budget Act in order to achieve the budget reserve. The State will not undertake a revenue anticipation note borrowing in 2000-01.

         After the State's budget and cash situation deteriorated as a result of the recession, all three major nationally recognized statistical rating organizations lowered their ratings for the State's general obligation bonds. The State's improved economy and budget, however, have resulted in several upgrades in its general obligation bond ratings. As of October 6, 2000, the State's general obligation bonds were rated Aa2 by Moody's, AA by Standard & Poor's, and AA by Fitch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Constitutional and Statutory Limitations. Article XIII A of the California Constitution (which resulted from the voter approved Proposition 13 in 1978) limits the taxing powers of California public agencies. With certain exceptions, the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property; Article XIII A also effectively prohibits the levying of any other ad valorem property tax for general purposes. One exception to Article XIII A permits an increase in ad valorem taxes on real property in excess of one percent for certain bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The "full cash value" of property may be adjusted annually to reflect increases (not to exceed two percent) or decreases, in the consumer price index or comparable local data, or to reflect reductions in property value caused by substantial damage, destruction or other factors, or when there is a "change in ownership" or "new construction".

         Constitutional   challenges  to  Article  XIII  A  to  date  have  been
unsuccessful. In 1992, the United States Supreme Court ruled that notwithstanding the disparate property tax burdens that Proposition 13 might place on otherwise comparable properties, those provisions of Proposition 13 do not violate the Equal Protection Clause of the United States Constitution.

         In response to the significant reduction in local property tax revenue caused by the passage of Proposition 13, the State enacted legislation to provide local governments with increased expenditures from the General Fund. This fiscal relief has ended, however.

         Article XIII B of the California Constitution generally limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for such prior year, adjusted for changes in the cost of living, population and the services that the government entity has financial responsibility for providing. To the extent the "proceeds of taxes" of the State and/or local government exceed its appropriations limit, the excess revenues must be rebated. Certain expenditures, including debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

         In 1986, California voters approved an initiative statute known as Proposition 62. This initiative further restricts the ability of local governments to raise taxes and allocate approved tax receipts. While some decisions of the California Courts of Appeal have held that portions of Proposition 62 are unconstitutional, the California Supreme Court recently upheld Proposition 62's requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This recent decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes.

         In 1988 and 1990, California voters approved initiatives known as Proposition 98 and Proposition 111, respectively. These initiatives changed the State's appropriations limit under Article XIII B to (i) require that the State set aside a prudent reserve fund for public education, and (ii) guarantee a minimum level of State funding for public elementary and secondary schools and community colleges.

         In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

         The effect of constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). It is not possible to predict the future impact of the voter initiatives, State constitutional amendments, legislation or economic considerations described above, or of such initiatives, amendments or legislation that may be enacted in the future, on the long-term ability of the State of California or California municipal issuers to pay interest or repay principal on their obligations. There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy. Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department. Moreover, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.

         Certain tax-exempt securities in which a Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

         The Tax-Free Funds' (other than the Federal Money Fund) concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by each Fund (unless otherwise noted) and are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act (unless otherwise noted). Each Fund may not:

         1. In the case of each Fixed Income Fund, purchase any common stocks or other equity securities, except that a Fund may invest in securities of other investment companies as described above and consistent with restriction number 9 below.

         2. With respect to 75% (100% for the Federal Money Fund) of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable (not applicable to the Federal Money Fund). This investment restriction does not apply to the International Focus Fund, the Global Focus Fund, the Mid Cap Focus Fund, the Balanced Fund, the New Power Fund, the U.S. Focus Fund and the California Intermediate Bond Fund.

         3. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% (or such other higher percentage as permitted by law) of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

         4.    (a)  Borrow  money,  except for  temporary or emergency  purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for that Fund that uses such investment techniques and then not in excess of one-third of the value of its total assets (including the proceeds of such borrowings, at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% of total assets. Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the Investment Company Act shall not be regarded as borrowings for the purposes of this restriction.

               (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         5. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude each Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities or, for the Funds other than the Global Long Short Fund, from engaging in transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a senior security within the meaning of Section 18(f) of the Investment Company Act.)

         6. Buy or sell real estate or commodities or commodity contracts; however, each Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in this Statement of Additional Information. As an operating policy which may be changed without shareholder approval, the Global Long-Short Fund may invest in real estate investment trusts only up to 10% of its total assets.

         7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

         8. Invest, in the aggregate, more than 15% (10% for the Money Market Funds) of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by that Fund. (This is an operating policy that may be changed without shareholder approval, consistent with the Investment Company Act and changes in relevant SEC interpretations).

         9. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy that may be changed without shareholder approval, consistent with the Investment Company Act.)

         10. Except with respect to communications companies for the Global Communications Fund, as described in the Prospectus and this Statement of Additional Information, invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or California Municipal Obligations or Municipal Obligations for the Tax-Free Funds.) For purposes of this restriction, each Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         11. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit that Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

         12. Except as described in this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options (for other than the Total Return Bond, Short Bond, California Intermediate Bond, Global Long-Short Funds and the Emerging Markets Focus Fund) unless:

               (a) such options are written by other persons or are put options written with respect to securities representing 25% or less of the Fund's total assets, and

               (b)  for  the  Funds  other  than  the  Global  Long-Short,   the
                    aggregate premiums paid on all such options which are held at any time do not exceed 5% of that Fund's total assets.

               (This is an operating policy that may be changed without shareholder approval.)

         13. Except as described in the relevant Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy that may be changed without shareholder approval, consistent with applicable regulations.)

         14. Purchase more than 10% of the outstanding voting securities of any one issuer. This investment restriction does not relate to the Fixed-Income Funds. (This is an operating policy that may be changed without shareholder approval.)

         15. Invest in commodities, except for futures contracts or options on futures contracts if the investments are either (a) for bona fide hedging purposes within the meaning of CFTC regulations or (b) for other than bona fide hedging purposes if, as a result thereof, no more than 5% of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts. The Money Market Funds may not enter into a futures contract or option on a futures contract regardless of the amount of the initial deposit or premium.

         16. For the Global Long-Short Fund, invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval.)

         To the extent these restrictions reflect matters of operating policy that may be changed without shareholder vote, these restrictions may be amended upon approval by the appropriate Board and notice to shareholders.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

         The Board of Trustees of The Montgomery Funds has elected to value the assets of the Money Market Funds in accordance with Rule 2a-7 under the Investment Company Act. This Rule also imposes various restrictions on these Funds' portfolios which are, in some cases, more restrictive than these Funds' stated fundamental policies and investment restrictions.

                        DISTRIBUTIONS AND TAX INFORMATION

         Distributions. The Funds receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

         The amount of ordinary income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Funds' Board. These Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

         The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held by the shareholders.

         The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

         Any dividend or distribution per share paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the Tax-Free Funds to the extent not subject to income taxes).

         Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

         Tax Information. Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund that has filed a tax return has so qualified and elected in prior tax years. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Boards of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.

         In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of that Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

         Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Funds or any securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

         The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, each Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         A Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by that Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If 50% or less in value of that Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, that Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by that Fund. In this case, these taxes will be taken as a deduction by that Fund

         A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that these Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. A Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

         The  Trusts and the Funds  intend to comply  with the  requirements  of
Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act.

         The Tax-Free Funds. Provided that, as anticipated, each Tax-Free Fund qualifies as a regulated investment company under the Code, and, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each of the California Intermediate Bond and California Money Funds consist of obligations (including California Municipal Securities) the interest on which is exempt from California personal income taxation under the laws of California, such Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent attributable to interest received by the Fund on such obligations, are exempt from California personal income tax. If at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Federal Money Fund consists of obligations (including Municipal
Securities) the interest on which is exempt from federal personal income taxation under the Constitution or laws of the United States, the Federal Money Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent attributable to interest received by the Fund on such obligations, are exempt from federal personal income tax. The total amount of exempt-interest dividends paid by these Funds to their shareholders with respect to any taxable year cannot exceed the amount of interest received by these Funds during such year on tax-exempt obligations less any expenses attributable to such interest. Income from other transactions engaged in by these Funds, such as income from options, repurchase agreements and market discount on tax-exempt securities purchased by these Funds, will be taxable distributions to its shareholders.

         The Code may also subject interest received on certain otherwise tax-exempt securities to an alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income.

         Exempt-interest dividends paid to shareholders that are corporations subject to California franchise tax will be taxed as ordinary income to such shareholders. Moreover, no exempt-interest dividends paid by these Funds will qualify for the corporate dividends-received deduction for federal income tax purposes.

         Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of these Funds is not deductible for federal income tax purposes. Under regulations used by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares of these Funds. California personal income tax law restricts the deductibility of interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund paying dividends exempt from California personal income tax, as well as the allowance of losses realized upon a sale or redemption of shares, in substantially the same manner as federal tax law. Further, these Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial revenue bonds or are "related persons" to such users. Such persons should consult their own tax advisors before investing in these Funds.

         Up to 85% of social security or railroad retirement benefits may be included in federal (but not California) taxable income for benefit recipients whose adjusted gross income (including income from tax-exempt sources such as tax-exempt bonds and these Funds) plus 50% of their benefits exceeding certain base amounts. Income from these Funds, and other funds like them, is included in the calculation of whether a recipient's income exceeds these base amounts, but is not taxable directly.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. It can be expected that similar proposals may be introduced in the future. Proposals by members of state legislatures may also be introduced which could affect the state tax treatment of these Funds' distributions. If such proposals were enacted, the availability of Municipal Securities for investment by these Funds and the value of these Funds' portfolios would be affected. In such event, these Funds would reevaluate their investment objectives and policies.

         Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when a Fund purchases an option, the premium paid by that Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by that Fund generally will be capital gain or loss.

         Any security, option, or other position entered into or held by a Fund that substantially diminishes that Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

         Redemptions and exchanges of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. Any loss realized upon the redemption or exchange of shares of a Tax-Free Fund within six months from their date of purchase will be disallowed to the extent of distributions of exempt-interest dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of a Fund may be disallowed to the extent shares of that Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                              TRUSTEES AND OFFICERS

         The Trustees of the Trusts (the two Trusts have the same members on their Boards), are responsible for the overall management of the Funds, including establishing the Funds' policies, general supervision and review of their investment activities. The officers (the two Trusts, as well as an affiliated Trust, The Montgomery Funds III, have the same officers), who administer the Funds' daily operations, are appointed by the Boards of Trustees. The current Trustees and officers of the Trusts performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

George A. Rio, President and Treasurer (born 1955)
60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Rio is Executive Vice President and Client Service Director of Funds Distributor, Inc. ("FDI") and an officer of certain investment companies distributed by FDI or its affiliates (since April 1998). From June 1995 to March 1998, he was Senior Vice President, Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of business development for First Data Corporation. From September 1993 to May 1994, he was Senior Vice President and Manager of Client Services; and Director of Internal Audit at the Boston Company.

Karen Jacoppo-Wood, Vice President and Assistant Secretary (born 1966)
60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Jacoppo-Wood is the Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed by FDI or its affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc.

Margaret W. Chambers, Secretary (born 1959)
60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Chambers is Senior Vice President and General Counsel of FDI and an officer of certain investment companies distributed by FDI or its affiliates (since April 1998). From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray.

Christopher J. Kelley, Vice President and Assistant Secretary (born 1964)
60 State Street, Suite 300, Boston, Massachusetts 02109. Mr. Kelley is the Vice President and Senior Associate General Counsel of FDI and Premier Mutual, and an officer of certain investment companies distributed by FDI or its affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group.

Mary A. Nelson, Vice President and Assistant Treasurer (born 1964)
60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Nelson is the Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, and an officer of certain investment companies distributed by FDI or its affiliates. From 1989 to 1994 Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc.

Kathleen K. Morrisey, Vice President and Assistant Treasurer (born 1972)
60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Morrisey is the Assistant Vice President and Manager of Financial Administration of FDI and an officer of certain investment companies distributed by FDI or its affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant II for Investors Bank & Trust Company.

Marie E. Connolly, Vice President and Assistant Treasurer (born 1957)
60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Connolly is the President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual, and an officer of certain investment companies distributed by FDI or its affiliates. From December 1991 to July 1994, Ms. Connolly was President and Chief Compliance Officer of FDI. Prior to December 1991, Ms. Connolly served as Vice President and Controller, and later Senior Vice President of TBCA.

Douglas C. Conroy, Vice President and Assistant Treasurer (born 1969)
60 State Street, Suite 130, Boston, Massachusetts 02109. Mr. Conroy is a Vice President and Senior Client Service Manager of FDI, and an officer of certain investment companies distributed by FDI or its affiliates. From January 1995 to June 1998, Mr. Conroy was the Assistant Vice President and Manager of Treasury Services and Administration. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant at Investors Bank & Trust Company.

Joseph F. Tower, III, Vice President and Assistant Treasurer (born 1962)
60 State  Street,  Suite 1300,  Boston,  Massachusetts  02109.  Mr. Tower is the
Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI; Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus and Waterhouse or their respective affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc.

John A. Farnsworth, Trustee (born 1941)
One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner of Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., an executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

Andrew Cox, Trustee (born 1944)
750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

Cecilia H. Herbert, Trustee (born 1949)
2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the Boards of Groton School and Catholic Charities of San Francisco. Ms. Herbert is also a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.

R. Stephen Doyle, Chairman of the Board of Trustees (born 1939).+
101 California Street, San Francisco, California 94111. R. Stephen Doyle, the founder of Montgomery Asset Management, began his career in the financial services industry in 1974. Before starting Montgomery Asset Management in 1990, Mr. Doyle was a General Partner and member of the Management Committee at Montgomery Securities with specific responsibility for private placements and venture capital. Prior to joining Montgomery Securities, Mr. Doyle was at E. F. Hutton & Co. as a Vice President with responsibility for both retail and institutional accounts. Mr. Doyle was also with Connecticut General Insurance, where he served as a Consultant to New York Stock Exchange Member Firms in the area of financial planning.

         The officers of the Trusts, and the Trustees who are considered "interested persons" of the Trusts, receive no compensation directly from the Trusts for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Funds and Funds Distributor, Inc., will receive commissions for executing portfolio transactions for the Funds. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by each Trust to each of the Trustees during the fiscal year ended June 30, 2001 and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30, 2001 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.




                                                                          Fiscal Year
                                                                     Ending June 30, 2001
---------------------------- -----------------------------------------------------------------------------------------------------
                                    Aggregate                 Aggregate               Pension or             Total Compensation
                                Compensation from         Compensation from       Retirement Benefits       From the Trusts and
                                  The Montgomery           The Montgomery          Accrued as Part of           Fund Complex
Name of Trustee                       Funds                    Funds II              Fund Expenses*         (1 additional Trust)
---------------------------- -----------------------------------------------------------------------------------------------------
R. Stephen Doyle                       None                     None                       --                      None
---------------------------- -----------------------------------------------------------------------------------------------------
John A. Farnsworth                    $41,500                  $17,500                     --                     $65,000
---------------------------- -----------------------------------------------------------------------------------------------------
Andrew Cox                            $41,500                  $17,500                     --                     $65,000
---------------------------- -----------------------------------------------------------------------------------------------------
Cecilia H. Herbert                    $41,500                  $17,500                     --                     $65,000
---------------------------- -----------------------------------------------------------------------------------------------------


* The Trusts do not maintain pension or retirement plans.

         The Class R and Class P shares of the Funds are sold without a sales load.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

         Investment Management Services. As stated in each Prospectus, investment management services are provided to the Funds (except the Global
Long-Short  Fund,  the Emerging  Markets  Focus Fund and the  Balanced  Fund) by
Montgomery Asset Management LLC (the "Manager"), pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds dated July 31, 1997; and to the Global Long-Short Fund, the Emerging Markets Focus Fund and the Balanced Fund by the Manager pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds II dated July 31, 1997 (together, the "Agreements").

-----------------
+ Trustee deemed an "interested person" of the Funds as defined in the Investment Company Act.

         The Agreements are in effect with respect to each Fund for two years after the Fund's inclusion in its Trust's Agreement (on or around its beginning of public operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved at least annually by (1) the Board of the appropriate Trust or the vote of a majority of the outstanding shares of that Fund, and (2) a majority of the Trustees who are not interested persons of any party to the relevant Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time, without penalty, by a Fund or the Manager upon 60 days' written notice, and are automatically terminated in the event of its assignment as defined in the Investment Company Act.

         For services performed under the Agreements, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund at the following annual rates:




FUND                                                             AVERAGE DAILY NET ASSETS                     ANNUAL RATE
----                                                             ------------------------                     -----------

U.S. EQUITY FUNDS
-----------------
                                                                    First $500 million                            1.00%
Montgomery Growth Fund                                              Next  $500 million                            0.90%
                                                                    Over  $  1 billion                            0.85%


                                                                    First $500 million                            1.00%
Montgomery Mid Cap Focus Fund                                       Next  $500 million                            0.90%
                                                                    Over  $  1 billion                            0.80%


                                                                    First $200 million                            1.40%
Montgomery Mid Cap Fund                                             Over  $200 million                            1.25%


                                                                    First $250 million                            1.00%
Montgomery Small Cap Fund                                           Over  $250 million                            0.80%


Montgomery Balanced Fund                                            All Amounts                                   NONE*


                                      B-45

FUND                                                             AVERAGE DAILY NET ASSETS                     ANNUAL RATE
----                                                             ------------------------                     -----------

U.S. EQUITY FUNDS
-----------------

                                                                    First $___ million                            1.00%
Montgomery New Power Fund                                           Next  $___ million                             ___%
                                                                    Over  $__________                              ___%


                                                                    First $500 million                            1.00%
Montgomery U.S. Focus Fund                                          Next  $500 million                            0.90%
                                                                    Over  $  1 billion                            0.80%


International and Global Equity Funds
-------------------------------------


                                                                    First $500 million                            1.10%
Montgomery International Growth Fund                                Next  $500 million                            1.00%
                                                                    Over  $  1 billion                            0.90%


                                                                    First $500 million                            1.10%
Montgomery International Focus Fund                                 Next  $500 million                            1.00%
                                                                    Over  $  1 billion                            0.90%


                                                                    First $500 million                            1.25%
Montgomery Global Opportunities Fund                                Next  $500 million                            1.10%
                                                                    Over  $  1 billion                            1.00%


                                                                    First $250 million                            1.25%
Montgomery Global Focus Fund                                        Next  $250 million                            1.00%
                                                                    Over  $500 million                            0.90%


                                                                    First $250 million                            1.50%
Montgomery Global Long-Short Fund                                   Over  $250 million                            1.25%


                                                                    First $250 million                            1.25%
Montgomery Global Communications Fund                               Over  $250 million                            1.00%


                                                                    First $250 million                            1.25%
Montgomery Emerging Markets Fund                                    Over  $250 million                            1.00%


                                      B-46

FUND                                                             AVERAGE DAILY NET ASSETS                     ANNUAL RATE
----                                                             ------------------------                     -----------

U.S. EQUITY FUNDS
-----------------

                                                                    First $250 million                            1.10%
Montgomery Emerging Markets Focus Fund                              Next  $250 million                            1.00%
                                                                    Over  $500 million                            0.90%


                                                                    First $500 million                            1.25%
Montgomery Emerging Asia Fund                                       Next  $500 million                            1.10%
                                                                    Over  $  1 billion                            1.00%


Fixed-Income and Money Market Funds
-----------------------------------


                                                                    First $500 million                            0.50%
Montgomery Total Return Bond Fund                                   Over  $500 million                            0.40%


                                                                    First $500 million                            0.50%
Montgomery Short Duration Government Bond Fund                      Over  $500 million                            0.40%


                                                                    First $250 million                            0.40%
Montgomery Government Money Market Fund                             Next  $250 million                            0.30%
                                                                    Over  $500 million                            0.20%


                                                                    First $500 million                            0.50%
Montgomery California Tax-Free Intermediate Bond Fund               Over  $500 million                            0.40%


                                                                    First $500 million                            0.40%
Montgomery California Tax-Free Money Fund                           Over  $500 million                            0.30%


                                                                    First $500 million                            0.40%
Montgomery Federal Tax-Free Money Fund                              Over  $500 million                            0.30%

* This amount represents only the management fee of the Balanced Fund.

         As noted in the Prospectus, the Manager has agreed in an Operating Expense Agreement with each Trust to reduce some or all of its management fee (and to reimburse other Fund expenses) if necessary to keep total operating expenses, expressed on an annualized basis, at or below the following percentages of each Fund's average net assets (excluding interest, taxes, dividend expenses and Rule 12b-1 Plan fees):

                                                     TOTAL EXPENSE LIMITATION
FUND                                                       (ANNUAL RATE)
----                                                       -------------

U.S. Equity Funds
-----------------

Montgomery Growth Fund                                         1.50%
--------------------------------------------------------------------------------
Montgomery Mid Cap Focus Fund                             Class R - 1.40%
                                                          Class A - 1.15%
                                                          Class B - 1.40%
                                                          Class C - 1.40%
--------------------------------------------------------------------------------
Montgomery Mid Cap Fund                                        1.50%
--------------------------------------------------------------------------------
Montgomery Small Cap Fund                                      1.40%
--------------------------------------------------------------------------------
Montgomery Balanced Fund                                  1.30%, including
                                                    expenses of underlying Funds
--------------------------------------------------------------------------------
Montgomery U.S. Focus Fund                                Class R - 1.40%
                                                          Class A - 1.00%
                                                          Class B - 1.25%
                                                          Class C - 1.25%
--------------------------------------------------------------------------------
Montgomery New Power Fund                                 Class R - 1.45%
                                                          Class A - 1.25%
                                                          Class B - 1.50%
                                                          Class C - 1.50%


International and Global Equity Funds
-------------------------------------

Montgomery International Growth Fund                           1.65%
--------------------------------------------------------------------------------
Montgomery International Focus Fund                       Class R - 1.65%
                                                          Class A - 1.50%
                                                          Class B - 1.75%
                                                          Class C - 1.75%
--------------------------------------------------------------------------------
Montgomery Global Opportunities Fund                           1.90%
--------------------------------------------------------------------------------
Montgomery Global Focus Fund                        Class R and Class P - 1.80%
                                                          Class A - 1.35%
                                                          Class B - 1.60%
                                                          Class C - 1.60%
--------------------------------------------------------------------------------
Montgomery Global Long-Short Fund                  Class R and Class ML - 2.35%
                                                          Class A - 2.35%
                                                          Class B - 2.60%
                                                          Class C - 2.60%
--------------------------------------------------------------------------------
Montgomery Global Communications Fund                          1.90%
--------------------------------------------------------------------------------

Montgomery Emerging Markets Fund                    Class R and Class P - 1.90%
                                                          Class A - 1.80%
                                                          Class B - 2.05%
                                                          Class C - 2.05%
--------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund                    Class R - 1.60%
                                                          Class A - 1.80%
                                                          Class B - 2.05%
                                                          Class C - 2.05%
--------------------------------------------------------------------------------
Montgomery Emerging Asia Fund                                  1.90%
--------------------------------------------------------------------------------


Fixed-Income and Money Market Funds
-----------------------------------

Montgomery Total Return Bond Fund                         Class R - 0.70%
                                                          Class A - 0.65%
                                                          Class B - 0.90%
                                                          Class C - 0.90%
                                                          Class I - 0.42%
--------------------------------------------------------------------------------

Montgomery Short Duration Government Bond Fund                  0.60%
--------------------------------------------------------------------------------

Montgomery Government Money Market Fund                         0.60%
--------------------------------------------------------------------------------

Montgomery California Tax-Free Intermediate Bond Fund           0.70%
--------------------------------------------------------------------------------

Montgomery California Tax-Free Money Fund                       0.60%
--------------------------------------------------------------------------------

Montgomery Federal Tax-Free Money Fund                          0.60%
--------------------------------------------------------------------------------

         The Operating Expense Agreements have a 1-year term. The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

         Operating expenses for purposes of the Agreements include the Manager's management fee but do not include any taxes, interest, brokerage commissions, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.

         The Agreements were approved with respect to each Fund by the Boards at duly called meetings. In considering the Agreements, the Trustees specifically considered and approved the provision that permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Manager must specifically request the reimbursement from the relevant Board. Third, the relevant Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, that the Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of that Fund for that current period.

         As compensation for its investment management services, each of the following Funds paid the Manager investment advisory fees in the amounts specified below. Additional investment advisory fees payable under the Agreements may have instead been waived by the Manager, but may be subject to reimbursement by the respective Funds as discussed previously.



FUND                                                                                     YEAR OR PERIOD ENDED JUNE 30,
                                                                                  2001               2000                1999
U.S. Equity Funds
-----------------

Montgomery Growth Fund                                                     $__________         $   5,221,816      $   8,698,673
Montgomery Mid Cap Fund                                                    $__________         $   3,596,622      $   4,867,019
Montgomery Small Cap Fund                                                  $__________         $   1,394,554      $   1,529,933
Montgomery Balanced Fund                                                   $__________         $           0+     $           0+
Montgomery New Power Fund                                                  $__________                  N/A              N/A
Montgomery U.S. Focus Fund                                                 $__________         $      11,946             N/A

International & Global Equity Funds
-----------------------------------

Montgomery International Growth Fund                                       $__________         $   2,547,997      $   2,215,164
Montgomery International Focus Fund                                        $__________         $      11,254              N/A
Montgomery Global Opportunities Fund                                       $__________         $   1,217,984      $     923,286
Montgomery Global Focus Fund                                               $__________         $   1,588,633      $   2,118,848
Montgomery Global Long-Short Fund                                          $__________         $   5,942,624      $     885,497@
Montgomery Global Communications Fund                                      $__________         $   5,631,091      $   3,513,626
Montgomery Emerging Markets Fund                                           $__________         $   4,307,233      $   4,630,828
Montgomery Emerging Markets Focus Fund                                     $__________         $      33,286      $       7,190++
Montgomery Emerging Asia Fund                                              $__________         $     719,944      $     562,967

U.S. Fixed Income & Money Market Funds
--------------------------------------

Montgomery Total Return Bond Fund                                          $__________         $     208,255      $     340,724
Montgomery Short Duration Government Bond Fund                             $__________         $   1,308,664      $   1,019,539
Montgomery Government Money Market Fund                                    $__________         $   2,082,066      $   2,230,429
Montgomery California Tax-Free Intermediate Bond Fund                      $__________         $     305,188      $     357,085
Montgomery California Tax-Free Money Fund                                  $__________         $   1,377,534      $   1,135,573
Montgomery Federal Tax-Free Money Fund                                     $__________         $     856,614      $     763,874

*    For the fiscal year ended March 31, 1999.

@   For the  period  of  April  1,  1999  through  June 30,  1999.  The  Global
     Long-Short  Fund  changed  its fiscal year from March 31 to June 30.

+    Does not include investment advisory fees paid to the underlying Funds.

++ For the period of April 1, 1999 through June 30, 1999, the Emerging Markets Focus Fund changed its fiscal year from March 31 to June 30.

         The Manager also may act as an investment advisor or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Manager.

         The Trusts and the Manager  have  adopted a Code of Ethics  pursuant to
Section 17(j) of the Investment Company Act and Rule 17j-1 thereunder. The Code of Ethics conforms to the provisions of Rule 17j-1 as adopted by the SEC on October 29, 1999. Currently, the Code of Ethics permits personnel subject to the Code of Ethics to buy and sell securities for their individual accounts, unless such securities at the time of such purchase or sale: (i) are being considered for purchase or sale by a client account of the Manager in the next seven (7) business days; (ii) are being purchased or sold by a client account of the Manager; or (iii) were purchased or sold by a client account of the Manager within the most recent seven (7) business days. These restrictions are not required to be met where the trade in question meets certain de minimis requirements and is not being purchased or sold by a client account of the Manager.

         The use of the name "Montgomery" by the Trusts and by the Funds is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Funds.

         Share Marketing Plan. The Trusts have adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Funds pursuant to Rule 12b-1 under the Investment Company Act. The Distributor serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Funds pursuant to the 12b-1 Plan.

         On August 24, 1995, the Board of Trustees of the Trusts, including a majority of the Trustees who are not interested persons of the Trusts and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the newly designated Class P shares of each Fund. Class R shares are not covered by the 12b-1 Plan. The 12b-1 Plan applies to the Class B and Class C shares of the Load Funds.

         Under the 12b-1 Plan, each Fund pays distribution fees to the Distributor at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares and at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class B, Class C and Class M shares, to reimburse the Distributor for its expenses in connection with the promotion and distribution of those Classes.

         The 12b-1 Plan provides that the Distributor may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Prior to ________, 2001, the 12b-1 Plan reimburses the Distributor only for expenses incurred. However, after __________, 2001, under a new Rule 12b-1 Plan, the distribution fees paid to the Distributor, or otherwise, for any given period is not limited to the actual distribution expenses incurred, and the distribution fees may exceed the distribution expenses actually incurred.

         For the fiscal year ended June 30, 2001, the 12b-1 Plan incurred the following expenses:

FUND                                             COMPENSATION TO BROKER-DEALERS
----                                             ------------------------------
Montgomery Growth Fund                                        $_____
Montgomery Small Cap Fund                                     $_____
Montgomery Balanced Fund                                      $_____
Montgomery New Power Fund                                     $_____
Montgomery U.S. Focus Fund                                    $_____
Montgomery International Growth Fund                          $_____
Montgomery Global Focus Fund                                  $_____
Montgomery Global Long-Short Fund                             $_____
Montgomery Emerging Markets Fund                              $_____
Montgomery Short Duration Government Bond Fund                $_____
Montgomery Government Money Market Fund                       $_____

         All 12b-1 Plan expenses were used to compensate broker-dealers who sold the Funds. Except as described in this Statement of Additional Information, none of the 12b-1 Plan expenses were used towards advertising, printing/mailing of prospectuses to other than current shareholders of the Funds, compensation to underwriters, compensation to sales personnel, interest, carrying or other financing charges.

         Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued. To the extent that 12b-1 Plan fees are incurred in connection with distribution of the shares of more than one Fund, the fees paid by each such participating Fund may be used to finance the distribution of another Fund. In such instances, the distribution fees incurred will be allocated among the participating Funds according to relative net asset size of the participating Funds.

         Shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Distributor. As of June 30, 2001, the total 12b-1 Plan expenses accrued but not paid for The Montgomery Funds and The Montgomery Funds II were $____, which amounted to ____% of the Funds' net assets at that time.

         The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The Board determined that there are various anticipated benefits to the Funds from such continuation, including the likelihood that the Plan will stimulate sales of shares of the Trusts and assist in increasing the asset base of the Trusts in the face of competition from a variety of financial products and the potential advantage to the shareholders of the Trusts of prompt and significant growth of the asset base of the Trusts, including greater liquidity, more investment flexibility and achievement of greater economies of scale. The 12b-1 Plan (and any distribution agreement between the Fund, the Distributor or the Manager and a selling agent with respect to the shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Manager, or by the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies. Neither any "interested person" of the Trusts (as that term is used under the 1940 Act) nor any trustee of the Trusts who is not any interested person of the Trusts has any direct or indirect financial interests in the operation of the 12b-1 Plan.

         All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Rule 2830 of the NASD Regulation, Inc. Rules of Conduct, as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Boards of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Manager on behalf of the shares of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trusts shall be made by the Trustees then in office who are not interested persons of the Trust.

         Shareholder Services Plan. The Trusts have adopted a Shareholder Services Plan (the "Services Plan") with respect to the Funds. The Manager (or its affiliate) serves as the service provider under the Services Plan and, as such, receives any fees paid by the Funds pursuant to the Services Plan.

         On August 24, 1995, the Board of Trustees of the Trusts, including a majority of the Trustees who are not interested persons of the Trusts and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees") , at their regular quarterly meeting, adopted the Services Plan for the Class P shares of each Fund. The Plan was later amended to cover Class R shares of the Global Long-Short Fund, and the Class B, Class C and Class M shares of the Load Funds.

         Under the Services Plan, the covered shares of each Fund will pay a continuing service fee to the Manager, the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of the covered shares of each Fund. Such amounts are compensation for providing certain services to clients owning those shares of the Funds, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to a Fund, including responding to shareholder inquiries.

         The Distributor. Funds Distributor, Inc. (the "Distributor") may provide certain administrative services to the Funds on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Funds, including issuers of securities in which the Funds may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Funds, and may restrict the ability of the Distributor to provide services to the Funds.

         Referral Arrangements. The Distributor from time to time compensates other parties for the solicitation of additional investments by existing shareholders or new shareholder accounts. No Fund will pay this compensation out of its assets unless it has adopted a Rule 12b-1 plan. The Distributor pays compensation only to those who have a written agreement with the Distributor or the Manager. The only agreement currently in place is with Round Hill Securities, Inc. ("Round Hill") and relates to a very limited number of its registered representatives. The Distributor currently pays Round Hill at the annual rate of 0.25% of average daily assets introduced and maintained in customer accounts of these representatives. The Distributor also may reimburse certain solicitation expenses.

         The Custodian. The Chase Manhattan Bank (the "Custodian") serves as principal custodian of the Funds' assets, which are maintained at the Custodian's office at 4 Chase MetroTech Center, Brooklyn, New York, 11245, and at the offices of its branches and agencies throughout the world. The Board has delegated various foreign custody responsibilities to the Custodian, as the "Foreign Custody Manager" for the Funds to the extent permitted by Rule 17f-5. The Custodian has entered into agreements with foreign sub-custodians in accordance with delegation instructions approved by the Board pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

         Administrative and Other Services. Montgomery Asset Management, LLC ("MAM") serves as the Administrator to the Funds pursuant to an Administrative Services Agreement among the Trusts and MAM (the "Agreement"). In approving the Agreement, the Board of each Trust, including a majority of the independent Trustees, recognizes that the Agreement involves an affiliate of the Trusts; however, it has made separate determinations that, among other things, the nature and quality of the services rendered under the Agreement are at least equal to the nature and quality of the service that would be provided by an unaffiliated entity. Subject to the control of the Trusts and the supervision of the Board of each Trust, the Administrator performs the following types of services for the Funds: (i) furnish performance, statistical and research data;
(ii) prepare and file various reports required by federal, state and other applicable laws and regulations; (iii) prepare and print of all documents, prospectuses and reports to shareholders; (iv) prepare financial statements; (v) prepare agendas, notices and minutes for each meeting of the Boards; (vi) develop and monitor compliance procedures; (vii) monitor Blue Sky filings and
(viii) manage legal  services.  For its services  performed under the

Agreement, each Fund, with the exception of the Balanced Fund, pays the Administrator an administrative fee based upon a percentage of the average daily net assets of each Fund. The fee per Fund varies from an annual rate of 0.07% to 0.04% depending on the Fund and level of assets.

         Chase Global Funds Services Company ("Chase"), 73 Tremont Street, Boston, Massachusetts 02108, serves as the sub-administrator to the Funds pursuant to a Mutual Funds Service Agreement (the "Sub-Agreement") between Chase and MAM. Subject to the control, direction and supervision of MAM and the Trusts, Chase assists MAM in providing administrative services to the Funds. As compensation for the services rendered pursuant to the Sub-Agreement, MAM pays Chase an annual sub-administrative fee based upon a percentage of the average net assets in the aggregate of the Trusts and The Montgomery Funds III. The sub-administrative fee is paid monthly for the month or portion of the month Chase assists MAM in providing administrative services to the Funds. This fee is based on all assets of the Trusts and related trusts or funds and is equal to an annual rate of 0.01625% of the first $3 billion, plus 0.0125% of the next $2 billion and 0.0075% of amounts over $5 billion. The sub-administrative fee paid to Chase is paid from the administrative fees paid to MAM by the Funds. Chase succeeded First Data Corporation as sub-administrator.

         Chase also serves as Fund Accountant to the Trusts pursuant to Mutual Funds Service Agreements ("Fund Accounting Agreement") entered into between each Trust and Chase on May 3, 1999. By entering into the Fund Accounting Agreement, Chase also succeeds First Data Corporation as Fund Accountant to the Trusts. As Fund Accountant, Chase provides the Trusts with various services, including, but are not limited to: (i) maintaining the books and records for the Funds' assets,
(ii) calculating net asset values of the Funds, (iii) accounting for dividends and distributions made by the Funds, and (iv) assisting the Funds' independent auditors with respect to the annual audit. This fee is based on all assets of the Trusts and related trusts or funds and is equal to an annual rate of 0.04875% of the first $3 billion, plus 0.0375% of the next $2 billion and 0.0225% of amounts over $5 billion.

         The  table  below  provides   information  on  the  administrative  and
accounting fees paid over the past three fiscal years (or shorter period of operations).


                                                                Administrative Fees Paid              Fund Accounting Fees Paid
                                                                for year ended June 30,               for period ended June 30,
FUND                                                         2001         2000          1999        2001        2000         1999
----                                                         ----         ----          ----        ----        ----         ----
U.S. Equity Funds
Montgomery Growth Fund                                        $___      $365,554      $596,578       $___     $307,401     $343,900
Montgomery Mid Cap Focus Fund
Montgomery Mid Cap Fund                                       $___      $184,611      $244,217       $___     $162,692     $123,298
Montgomery Small Cap Fund                                     $___       $97,619      $107,095       $___      $82,044      $56,198
Montgomery Balanced Fund                                      $___           N/A           N/A       $___      $33,173      $14,323
Montgomery New Power Fund                                     $___           N/A           N/A       $___          N/A          N/A
Montgomery U.S. Focus Fund                                    $___          $836           N/A       $___         $492          N/A

International and Global Equity Funds

Montgomery International Growth Fund                          $___      $151,955      $128,893       $___     $117,301     $110,827
Montgomery International Focus Fund**                         $___          $716           N/A       $___         $492          N/A
Montgomery Global Opportunities Fund                          $___       $55,473       $40,303       $___      $25,421      $34,332
Montgomery Global Focus Fund                                  $___       $88,963      $118,656       $___      $82,718      $98,812
Montgomery Global Long-Short Fund                             $___      $268,678      $31,290+       $___     $254,081     $27,883+


                                      B-54


Montgomery Global Communications Fund                         $___      $325,425      $198,318       $___     $246,157     $169,391
Montgomery Emerging Markets Fund                              $___      $222,101      $265,350       $___     $167,006     $269,638
Montgomery Emerging Markets Focus Fund++                      $___        $2,120        $6,229       $___      $37,091         $281
Montgomery Emerging Asia Fund**                               $___       $27,497       $22,722       $___      $24,371      $21,080

Fixed Income and Money Market Funds

Montgomery Total Return Bond Fund**                           $___       $15,780       $30,298       $___      $20,497      $27,733
Montgomery Short Duration Government Bond Fund                $___       $84,664       $64,534       $___      $88,599      $47,513
Montgomery Government Money Market Fund                       $___      $291,413      $321,086       $___     $301,006     $341,653
Montgomery California Tax-Free Intermediate Bond Fund         $___       $17,055       $20,231       $___      $22,417      $17,029
Montgomery California Tax-Free Money Fund                     $___      $163,417      $122,096       $___     $178,002      $89,625
Montgomery Federal Tax-Free Money Fund***                     $___       $74,889       $62,270       $___      $72,709      $44,264

** Montgomery International Focus Fund commenced operations on December 31, 1999, Montgomery Emerging Asia Fund commenced operations on September 30, 1996, Montgomery Total Return Bond Fund commenced operations on June 30, 1997 and Montgomery Federal Tax-Free Money Fund commenced operations on July 15, 1996.

*** Montgomery Global Long-Short Fund commenced operations on December 31, 1997. The fees noted in the table are as of fiscal year end March 31, 1999. The Montgomery Global Long-Short Fund changed its fiscal year end from March 31 to June 30.

+      For the period April 1, 1999 to June 30, 1999.

++ The administrative fee noted in the table is as of fiscal year end March 31, 1998. The Montgomery Emerging Markets Focus Fund changed its fiscal year end from March 31 to June 30.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. The Manager determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions, subject to the instructions of, and review by, the Funds and their Boards. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or a Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

         The International and Global Equity Funds contemplate purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest may be traded in the over-the-counter markets.

         Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by a Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         Provided the Trusts' officers are satisfied that the Funds are receiving the most favorable price and execution available, the Manager may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute their portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by NASD Regulation, Inc.

         While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Funds or to the Manager, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by that Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Manager in carrying out its responsibilities to that Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Funds. The Boards review all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Funds.

         Investment decisions for a Fund are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

         To the extent any of the Manager's client accounts and a Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, a Funds' transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for that Fund.

         Other than for the Global Long-Short Fund and the Fixed-Income and Money Market Funds, the Manager's sell discipline for investments in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon.

         For each Fund, sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

         At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

         For the year ended June 30, 2001, the Funds' total securities transactions generated commissions of $__________, of which $______ (__%) was paid to Banc of America Securities (formerly Nationsbanc Montgomery Securities). For the year ended June 30, 2000, the Funds' total securities transactions generated commissions of _____________, of which $___________ (___%) was paid to Banc of America Securities. For the year ended June 30, 1999, the Funds total securities transactions generated commissions of $__________, none of which was paid to Banc of America Securities. For the three fiscal years ended June 30, 2001, the Funds' securities transactions generated commissions of:


                                    Commissions for fiscal year ended:
Fund                          June 30, 1999     June 30, 2000     June 30, 2001
----                          -------------     -------------     -------------
Montgomery Growth Fund                   $3,466,343     $1,822,235     $___
Montgomery Mid Cap Focus Fund            $1,488,439     $1,422,070     $___
Montgomery Small Cap Fund                $1,204,127     $1,030,319     $___
Montgomery U.S. Focus Fund                      N/A     $16,384.68     $___
Montgomery New Power Fund                       N/A            N/A     $___
Montgomery Mid Cap Fund
Montgomery Balanced Fund                 $        0+    $        0+    $___
Montgomery International Growth Fund     $2,028,321     $3,060,175++   $___
Montgomery International Focus Fund             N/A     $   19,715     $___
Montgomery Global Opportunities Fund     $  822,932     $  918,988     $___
Montgomery Global Focus Fund             $1,878,608     $1,557,214     $___
Montgomery Global Long-Short Fund        $2,145,574     $9,027,765     $___
Montgomery Global Communications Fund    $2,343,249     $5,404,128     $___
Montgomery Emerging Markets Fund         $4,321,947     $3,871,486     $___

Montgomery Emerging Markets Focus Fund   $    7,190++   $   83,104     $___
Montgomery Emerging Asia Fund            $  931,870     $  505,517     $___

*    For the period ended March 31, 1998.
+ Does not include commissions paid to the Underlying Funds as well as $43,885 of brokerage commissions attributable to the Montgomery Equity Income Fund which was reorganized as an underlying Fund of the Balanced Fund on April 5, 2000.
++ For the 15-month period ended June 30, 1999. The Emerging Markets Focus Fund changed its fiscal year end from March 31 to June 30.
++ Includes $222,860 of brokerage commissions attributable to the Montgomery International Small Cap Fund, which was reorganized into the Montgomery International Growth Fund on April 5, 2000.

         The Funds do not direct brokerage or effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds. However, brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Funds for their customers.

         Depending on the Manager's view of market conditions, a Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Funds may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each Trust reserves the right in its sole discretion to (i) suspend the continued offering of its Funds' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of a Fund.

         When in the judgment of the Manager it is in the best interests of a Fund, an investor may purchase shares of that Fund by tendering payment in-kind in the form of securities, provided that any such tendered securities are readily marketable (e.g., the Funds will not acquire restricted securities), their acquisition is consistent with that Fund's investment objective and policies, and the tendered securities are otherwise acceptable to that Fund's Manager. Such securities are acquired by that Fund only for the purpose of investment and not for resale. For the purposes of sales of shares of that Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of that Fund are valued for the purpose of calculating the net asset value of that Fund's shares. A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

         As noted in the Prospectus, the deadline for receipt of purchase orders for the Money Market Funds is 12 noon Eastern time on days the Money Market Funds calculate their net asset value. Orders received by that deadline will be eligible to accrue any dividend paid for the day of investment. The Money Market Funds reserve the right to extend that daily purchase order deadline (such as to 4:00 P.M. Eastern time like the other Funds). A later deadline would mean that it could not be possible for purchase orders to accrue any dividend for the day on which an investment is made.

         Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

         The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Funds may make payment partly in their portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trusts have elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Funds pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

         Retirement Plans. Shares of the Taxable Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and individual retirement accounts ("IRAs").

         For individuals who wish to purchase shares of the Taxable Funds through an IRA, there is available through these Funds a prototype individual retirement account and custody agreement. The custody agreement provides that DST Systems, Inc. will act as custodian under the plan, and will furnish custodial services for an annual maintenance fee per participating account of $10. (These fees are in addition to the normal custodian charges paid by these Funds and will be deducted automatically from each Participant's account.) For further details, including the right to appoint a successor custodian, see the plan and custody agreements and the IRA Disclosure Statement as provided by these Funds. An IRA that invests in shares of these Funds may also be used by employers who have adopted a Simplified Employee Pension Plan. Individuals or employers who wish to invest in shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution. Information about Roth IRAs is also available from those materials.

         It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of such plans and the tax aspects thereof.

         Class A, B, C and ML Shares

         Class A shares are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B and Class C share, based on its respective net asset value, represents an identical interest in the investment portfolio of its respective Fund, and has the same rights, except that Class B and Class C shares bear the expenses of the ongoing distribution fees. Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which distribution fees are paid.

         Each Fund has entered into separate distribution agreements with the Distributor in connection with the subscription and continuous offering of each class of shares of each Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of each Fund. After the prospectuses, Statements of Additional Information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.

         Class A shares. The term "purchase," as used in the prospectus and this Statement of Additional Information in connection with an investment in Class A shares of each Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company", as that term is defined in the Investment Company Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

         Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of a Fund and of other series of the Trusts. A purchaser may include shares held by that purchaser's immediate family, i.e., minor children, spouse and, if in the same household, adult children, siblings and grandparents. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

         Letter of Intention. Reduced sales charges are applicable to purchases aggregating more than $50,000 of Class A shares of a Fund and of other series of the Trusts made within a 13-month period starting with the first purchase pursuant to a Letter of Intention. The Letter of Intention is available only to investors whose accounts are maintained at DST Systems, Inc., the Funds' transfer agent (the "Transfer Agent"). The Letter of Intention is not a binding obligation to purchase any amount of Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intention may be included under a subsequent Letter of Intention executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A shares of Montgomery Funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intention, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intention (minimum of $50,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intention must be at least five percent of the dollar amount of such Letter. If a purchase during the term of such Letter otherwise would be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge which would be applicable to a single purchase equal to the total dollar value of the Class A shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intention will be deducted from the total purchases made under such Letter.

         Purchase Privilege of Certain Persons. The following individuals and groups may purchase Class A shares of each Fund at net asset value: current or retired directors, trustees, partners, members, officers and employees of the Trusts, the Distributor, the Manager and its shareholders, certain family members of the above persons, and trusts or plans primarily for such persons; current or retired registered representatives or full-time employees and their spouses and minor children and plans of such persons; investors who exchange their shares from an unaffiliated investment company which has a sales charge, so long as shares are purchased within 60 days of the redemption; Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees; investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services; employer-sponsored benefit plans in connection with purchases of shares of Class A shares made as a result of participant-directed exchanges between options in such a plan; `wrap accounts' for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Class A shares; and such other persons as are determined by the Board (or by the Distributor pursuant to guidelines established by the Board) to have acquired shares under circumstances not involving any sales expense to the Trusts or the Distributor.

         Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

         Employer-sponsored retirement or savings plans and certain other arrangements

         Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments. Certain other plans may purchase Class B shares with a waiver of the contingent deferred sales charge ("CDSC") upon redemption, based on similar criteria. Such Class B shares will convert into Class A shares approximately at the beginning of the seventh year after the plan purchases the first share of any Montgomery Fund. Minimum purchase requirements may be waived or varied for such plans.

         Class B, Class C and Class ML shares. As discussed in the relevant Prospectus, while Class B and Class ML shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge is waived on redemptions of Class B and Class ML shares in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability of a Class B or Class ML shareholder. Redemptions for which the waiver applies are: (a) any partial or complete redemption in connection with a tax-free distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for the life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA; or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B or Class ML shareholder (including one who owns the respective Class B or Class ML shares as joint tenant with his or her spouse), provided that the redemption is requested within one year of the death or initial determination of disability.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of a Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         As noted in the Prospectus, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 P.M. (12:00 noon for the Money Market Funds), Eastern time (or earlier when trading closes earlier), on each day the New York Stock Exchange ("NYSE") is open for trading (except national bank holidays for the Fixed-Income Funds). It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays also include:
Columbus Day and Veterans' Day. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per-share net asset value.

         Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

         Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Boards.

         The Funds' equity securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Equity securities that are traded on more than one exchange are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Boards.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

         Corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed fixed-income securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, or at fair value as determined in good faith by procedures approved by the Boards. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

         An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the mean between the last bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Boards.

         If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trusts' Pricing Committees determine their fair value, following procedures approved by the Boards. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Boards in good faith will establish a conversion rate for such currency.

         All other assets of the Funds are valued in such manner as the Boards in good faith deem appropriate to reflect their fair value.

         The Money Market Funds value their portfolio instruments at amortized cost, which means that securities are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made at least weekly to compare the value of these Funds' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per-share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of shareholders' interest. If a deviation of 0.50% or more were to occur between the net asset value per share calculated by reference to market values and these Fund's $1.00 per-share net asset value, or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If these Funds' per-share net asset values (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board might temporarily reduce or suspend dividend payments or take other action in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if these Funds' per-share net asset values (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                              PRINCIPAL UNDERWRITER

         The Distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, also acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, is a member of most of the principal securities exchanges in the U.S., and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement between each Fund and the Distributor is in effect for each Fund for the same periods as the Agreements, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the appropriate Board or the vote of a majority of the outstanding securities of that Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement with respect to each Fund may be terminated without penalty by the parties thereto upon 60 days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Funds' shares. The Principal Underwriter has not been paid any underwriting commissions for underwriting securities of the Funds during each of the Funds' last three fiscal years.

                             PERFORMANCE INFORMATION

         As noted in the Prospectus, the Funds may, from time to time, quote various performance figures in advertisements and other communications to illustrate their past performance. Performance figures will be calculated separately for different classes of shares.

         The Money Market Funds. Current yield reflects the interest income per share earned by these Funds' investments. Current yield is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then annualizing the result by multiplying the base period return by (365/7).

         Effective yield is computed in the same manner except that the annualization of the return for the seven-day period reflects the results of compounding by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. This figure is obtained using the Securities and Exchange Commission formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

         The Total Return Bond Fund, the Short Bond Fund and the California Intermediate Bond Fund. These Funds' 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

                          YIELD = 2[(1+[a-b]/cd)6 - 1]

Where:  a   =   dividends and interest earned during the period.

        b   =   expenses accrued for the period (net of reimbursement).

        c   =   the average daily number of shares outstanding during the period that were entitled to receive dividends.

        d   =   the maximum offering price per share on the last day of the period.

         For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by these Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Investors should recognize that, in periods of declining interest rates, these Funds' yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by these Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their portfolio of securities, thereby reducing the current yield of these Funds. In periods of rising interest rates, the opposite result can be expected to occur.

         The Tax-Free Funds. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for one of the Tax-Free Funds is computed by dividing that portion of the current yield (or effective yield) of the Tax-Free Fund (computed for the Fund as indicated above) that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the Fund that is not tax exempt. In calculating tax equivalent yields for the California Intermediate Bond and California Money Funds, these Funds assume an effective tax rate (combining federal and California tax rates) of 45.22%, based on a California tax rate of 9.3% combined with a 39.6% federal tax rate. The Federal Money Fund assumes a federal tax rate of 39.6% The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits.

               Yields. The yields for the indicated periods ended June 30, 2001, were as follows:

                                                                             TAX-EQUIV.     TAX-EQUIV.
                                                               EFFECTIVE       CURRENT      EFFECTIVE       CURRENT      TAX-EQUIV.
FUND                                              YIELD          YIELD         YIELD*         YIELD*         YIELD         YIELD*
----                                              -----          -----         ------         ------         -----         ------
                                                 (7-DAY)        (7-DAY)        (7-DAY)       (7-DAY)        (30-DAY)      (30-DAY)
Montgomery Total Return Bond Fund                  N/A            N/A            N/A           N/A           ____%           N/A

Montgomery Short Duration Government Bond          N/A            N/A            N/A           N/A           ____%           N/A
Fund
Montgomery Government Money Market Fund           ____%          ____%           N/A           N/A            N/A            N/A
Montgomery California Tax-Free Intermediate        N/A            N/A            N/A           N/A           ____%          ____%
Bond Fund
Montgomery California Tax-Free Money Fund         ____%          ____%          ____%         ____%           N/A            N/A
Montgomery Federal Tax-Free Money Fund            ____%          ____%          ____%         ____%           N/A            N/A

* Calculated using a combined federal and California income tax rate of 45.22% for the California Funds and a federal rate of 39.6% for the Federal Money Fund.

         Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                     P(1 + T)n = ERV
  Where:            P        =       a hypothetical initial payment of $1,000.
                    T        =       average annual total return.
                    n        =       number of years.
                    ERV              =  Ending   Redeemable  Value  of  a
                                     hypothetical  $1,000 investment made
                                     at  the  beginning  of a  1-,  5- or
                                     10-year  period  at the  end of each
                                     respective   period  (or  fractional
                                     portion      thereof),      assuming
                                     reinvestment  of all  dividends  and
                                     distributions      and      complete
                                     redemption   of   the   hypothetical
                                     investment   at   the   end  of  the
                                     measuring period.

         Aggregate Total Return. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                                     ERV - P
                                          P
  Where:            P        =       a hypothetical initial payment of $1,000.
                    ERV              =  Ending   Redeemable  Value  of  a
                                     hypothetical  $1,000 investment made
                                     at  the  beginning  of a  l-,  5- or
                                     10-year  period  at the end of a l-,
                                     5- or 10-year  period (or fractional
                                     portion      thereof),      assuming
                                     reinvestment  of all  dividends  and
                                     distributions      and      complete
                                     redemption   of   the   hypothetical
                                     investment   at   the   end  of  the
                                     measuring period.

         Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

         The average annual total return for the Class R shares of certain Funds for the periods indicated was as follows:

                                                                                 YEAR              5-YEARS           INCEPTION*
                                                                                 ENDED               ENDED             THROUGH
FUND                                                                         JUNE 30, 2001       JUNE 30, 2001      JUNE 30, 2001
----                                                                         -------------       -------------      -------------
Montgomery Growth Fund                                                            ___%               ___%                ___%
Montgomery Mid Cap Focus Fund                                                     ___%               ___%                ___%
Montgomery Small Cap Fund                                                         ___%                N/A                ___%
Montgomery U.S. Focus Fund                                                        ___%                N/A                ___%
Montgomery Mid Cap Fund
Montgomery New Power Fund                                                         N/A                ___%                ___%
Montgomery Balanced Fund                                                          ___%               ___%                ___%
Montgomery International Growth Fund                                              ___%                N/A                ___%
Montgomery International Focus Fund                                               ___%                N/A                ___%
Montgomery Global Opportunities Fund                                              ___%               ___%                ___%
Montgomery Global Focus Fund                                                      ___%                N/A                ___%
Montgomery Global Long-Short Fund                                                 ___%                N/A                ___%
Montgomery Global Communications Fund                                             ___%               ___%                ___%
Montgomery Emerging Markets Fund                                                  ___%               ___%                ___%
Montgomery Emerging Markets Focus Fund                                            ___%                N/A                ___%
Montgomery Emerging Asia Fund                                                     ___%                N/A                ___%
Montgomery Total Return Bond Fund                                                 ___%                N/A                ___%
Montgomery Short Duration Government Bond Fund                                    ___%               ___%                ___%
Montgomery California Tax-Free Intermediate Bond Fund                             ___%               ___%                ___%
----------------

* Total return for periods of less than one year are aggregate, not annualized, return figures. The dates of inception for the Funds were:

         Growth Fund, September 30, 1993; Mid Cap Focus Fund, December 30, 1994; Mid Cap Fund, December 30, 1994; Small Cap Fund, July 13, 1990; U.S. Focus Fund, December 31, 1999, New Power Fund, May 31, 2000. Balanced Fund, March 31, 1994; International Growth Fund, June 30, 1995; International Focus Fund, December 31, 1999; Global Opportunities Fund, September 30, 1993; Global Focus Fund, October 27, 1995; Global Long-Short Fund, December 31, 1997; Global Communications Fund, June 1, 1993; Emerging Markets Fund, March 1, 1992; Emerging Markets Focus Fund, December 31, 1997; Emerging Asia Fund, September 30, 1996; Total Return Bond Fund, June 30, 1997; Short Duration Government Bond Fund, December 18, 1992; Government Money Fund, September 14, 1992; California Intermediate Bond Fund, July 1, 1993; California Tax-Free Money Fund, September 30, 1994; and Federal Tax-Free Money Fund, June 30, 1996.

         The average annual total return for the Class P shares of certain Funds for the periods indicated was as follows:

                                                                                  YEAR              5-YEARS           INCEPTION*
                                                                                 ENDED               ENDED             THROUGH
FUND                                                                         JUNE 30, 2001       JUNE 30, 2001      JUNE 30, 2001
----                                                                         -------------       -------------      -------------
Montgomery Balanced Fund                                                          ___%               ___%                ___%
Montgomery California Tax-Free Intermediate Bond Fund                             ___%               ___%                ___%
Montgomery Government Money Market Fund                                           ___%               ___%                ___%
Montgomery Growth Fund                                                            ___%               ___%                ___%
Montgomery International Growth Fund                                              ___%               ___%                ___%
Montgomery Short Duration Bond Fund                                               ___%               ___%                ___%
Montgomery Small Cap Fund                                                         ___%               ___%                ___%

         Performance returns for the Class A, Class B, Class C and Class M shares are not included because these classes of shares were launched on October 31, 2001.

         Comparisons. To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements and other materials regarding the Funds may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Publications, indices and averages, including but not limited to, the following may be used in discussion of a Fund's performance or the investment opportunities it may offer:

         a) Standard & Poor's 500 Composite Stock Index, one or more of the Morgan Stanley Capital International Indices, and one or more of the International Finance Corporation Indices.

         b) Bank Rate Monitor--A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

         c) Lipper Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis--A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         d)    Donoghue's  Money  Fund   Report--Industry   averages  for  7-day
               annualized and compounded yields of taxable, tax-free, and government money funds.

         e) Salomon Brothers Bond Market Roundup--A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

         f) Lehman Brothers indices--Lehman Brothers fixed-income indices may be used for appropriate comparisons.

         g) other indices--including Consumer Price Index, Ibbotson, Micropal, CNBC/Financial News Composite Index, MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East Index--a capitalization-weighted index that includes all developed world markets except for those in North America), Datastream, Worldscope, NASDAQ, Russell 2000 and IFC Emerging Markets Database.

         In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Funds.

         In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Funds to calculate their figures.

         The Funds may also publish their relative rankings as determined by independent mutual fund ranking services like Lipper Analytical Services, Inc. and Morningstar, Inc.

         Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         Reasons to Invest in the Funds. From time to time, the Funds may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Bloomberg, Morningstar, Barings, WEFA, consensus estimates, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Funds may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth. The Funds may, by way of further example, present a region as possessing the fastest growing economies and may also present projected gross domestic product (GDP) for selected economies. In using this information, the Montgomery Emerging Asia Fund also may claim that certain Asian countries are regarded as having high rates of growth for their economies (GDP), international trade and corporate earnings; thus producing what the Manager believes to be a favorable investment climate.

         Research. The Manager has developed its own tradition of intensive research and has made intensive research one of the important characteristics of the Montgomery Funds style.

         The portfolio managers for the International and Global Equity Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

         Extensive research into companies that are not well known--discovering new opportunities for investment--is a theme that crosses a number of the Funds and is reflected in the number of Funds oriented towards smaller capitalization businesses

         In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market. The growth equity team, for example, has developed its own strategy and proprietary database for analyzing the growth potential of U.S. companies, often large, well-known companies.

         From time to time, advertising and sales materials for the Montgomery Funds may include biographical information about portfolio managers as well as commentary by portfolio managers regarding investment strategy, asset growth, current or past economic, political or financial conditions that may be of interest to investors.

         Also, from time to time, the Manager may refer to its quality and size, including references to its total assets under management (as of September 30, 2001 approximately $_ billion for retail and institutional investors in The Montgomery Funds) and total shareholders invested in the Funds (as of September 30, 2001, around ______).

                               GENERAL INFORMATION

         Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the organization of The Montgomery Funds and the registration of shares of the Small Cap Fund as the initial series of the Trust have been assumed by the Small Cap Fund; all expenses incurred in connection with the organization of The Montgomery Funds II have been assumed by Montgomery Institutional Series: Emerging Markets Portfolio and the Manager. Expenses incurred in connection with the establishment and registration of shares of each of the other funds constituting separate series of the Trusts have been assumed by each respective Fund. The expenses incurred in connection with the establishment and registration of shares of the Funds as separate series of the Trusts have been assumed by the respective Funds and are being amortized over a period of five years commencing with their respective dates of inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by certain Funds and will be reimbursed for such expenses after commencement of those Funds' operations. Investors purchasing shares of a Fund bear such expenses only as they are amortized daily against that Fund's investment income.

         As noted above, The Chase Manhattan Bank (the "Custodian") acts as custodian of the securities and other assets of the Funds. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

         DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, is the Funds' Master Transfer Agent and Paying Agent.

         PricewaterhouseCoopers   LLP,  333  Market   Street,   San   Francisco,
California 94105, is the independent auditor for the Funds.

         The  validity  of shares  offered  hereby  has been  passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.

         The  shareholders of The Montgomery Funds (but not The Montgomery Funds
II) as shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust ("Declaration of Trust") contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company as distinguished from an operating company would not likely give rise to liabilities in excess of the Funds' total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is extremely remote because it is limited to the unlikely circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

         Among the Boards' powers enumerated in the Agreements and Declaration of Trust is the authority to terminate the Trusts or any of their series, or to merge or consolidate the Trusts or one or more of their series with another trust or company without the need to seek shareholder approval of any such action.

         As of September 30, 2001, to the knowledge of the Funds, the following shareholders owned of record 5 percent or more of the outstanding Class R, P, A, B, C or ML shares of the respective Funds indicated:


NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER        NUMBER OF         PERCENT
                                                   SHARES OWNED      OF SHARES
--------------------------------------------------------------------------------
Growth Fund - Class R

Mid Cap Fund - Class R

Small Cap Fund - Class R

Select Focus Fund New Power Fund - Class B

International Growth Fund - Class R

International Growth Fund - Class R

Global Opportunities Fund - Class R

Global Communications Fund - Class R

Global Long-Short Fund - Class R

Emerging Markets Fund - Class R

Emerging Markets Focus Fund - Class R

Emerging Asia Fund - Class R

Global Focus Fund - Class R

Balanced Fund - Class R

Equity Income Fund - Class R

Total Return Bond Fund - Class R

Short Duration Government Bond Fund - Class R

Government Money Market Fund - Class R

Federal Tax-Free Money Fund - Class R

California Tax-Free Intermediate Bond Fund - Class R

California Tax-Free Money Market - Class R

         As of September 30, 2001, to the knowledge of the Funds, the following shareholders owned of record 5 percent or more of the outstanding Class P Shares of the respective Funds indicated:

NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER        NUMBER OF         PERCENT
                                                   SHARES OWNED      OF SHARES
--------------------------------------------------------------------------------

Growth Fund - Class P

Equity Income Fund - Class P

Small Cap Fund - Class P

NAME OF FUND/NAME AND ADDRESS OF RECORD OWNER        NUMBER OF         PERCENT
                                                   SHARES OWNED      OF SHARES
--------------------------------------------------------------------------------
International Growth Fund - Class P

Emerging Markets Fund - Class P

Global Focus Fund - Class P

Balanced Fund - Class P

Short Government Bond Fund - Class P

Government Money Market Fund - Class P

Global Long-Short Fund - Class B

Global Long-Short Fund - Class C

         As of September 30, 2001, the Trustees and the officers of TMF owned, as a group, __% and __%, respectively, of the outstanding Class R shares of each of the Montgomery International Focus Fund and the Montgomery Emerging Markets Focus Fund. Other than as indicated in the preceding sentence, as of September 30, 2001, the Trustees and the officers of TMF owned, as a group, less than 1% of the outstanding shares of each of the Funds.

         The Trusts are registered with the Securities and Exchange Commission as non-diversified management investment companies, although each Fund, except for the Global Focus Fund, the Mid Cap Focus Fund, the International Focus Fund and the Tax-Free Funds, is a diversified series of The Montgomery Funds. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statements filed with the SEC. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS

         Audited financial statements for the relevant periods ending June 30, 2001 for each Fund as contained in the Annual Report to Shareholders of those Funds for the fiscal year ended June 30, 2001, are incorporated herein by reference.

                                    Appendix

         Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff & Phelps").


Standard & Poor's Rating Group

Bond Ratings

         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                  S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.

         C This designation is assigned to short-term obligations with doubtful capacity for payment.

         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc.
-------------------------------

Bond Ratings

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Ratings

         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Investors Service, L.P.
-----------------------------


Bond Ratings

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds rated C are in imminent default in payment of interest or principal.

         DDD, DD and D     Bonds  rated DDD,  DD and D are in actual  default of
                  interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+     Exceptionally  strong  credit  quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating are in actual or imminent payment default.

Duff & Phelps Credit Rating Co.
-------------------------------

Bond Ratings

         AAA Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

         BB Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

         B Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

         CCC Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

         DD       Defaulted  debt   obligations.   Issuer  has  failed  to  meet
                  scheduled principal and/or interest payments.

         Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Ratings

         Duff-1 The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

         Duff-2 Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

         Duff-3 Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Duff-4 Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         Duff-5 Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS

                                 --------------

                                    FORM N-1A

                                 --------------

                                     PART C

                                 --------------



Item 23.   Exhibits

           (a) Amended and Restated Agreement and Declaration of Trust as incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement as filed with the Commission on October 29, 1998 ("Post-Effective Amendment No. 61").

           (b) Amended and Restated By-Laws is incorporated by reference to Post-Effective Amendment No. 61.

           (c)   Instruments   Defining   Rights  of   Security   Holder  -  Not
                 applicable.

           (d) Investment Advisory Contracts - Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 52").

           (e) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 52.

           (f)   Bonus or Profit Sharing Contracts - Not applicable.

           (g) Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 61.

           (h)   Other Material Contracts:

               (1)   Form of Administrative Services Agreement - Filed herewith.

               (2)   Form of Shareholder Services Plan - Filed herewith.

           (i)   Opinion of Counsel as to legality of shares - To be filed.

           (j)   Other Opinions: Independent Auditors' Consent - To be filed.

           (k)   Omitted Financial Statements - Not applicable.

           (l) Initial Capital Agreements: Letter of Understanding re: Initial Shares is incorporated by reference to Post-Effective Amendment No. 61.

           (m)   Rule 12b-1 Plan: Form of Share Marketing Plan (Rule 12b-1 Plan)
                 - Filed herewith.

           (n)   Financial Data Schedule - Not applicable.

           (o) 18f-3 Plan-Form of Amended and Restated Multiple Class Plan - Filed herewith.

           (p)   Code of Ethics - Filed herewith.

Item 24.   Persons Controlled by or Under Common Control with the Fund

           Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt, Germany. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those two entities.

Item 25.   Indemnification

           Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

           Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser

           Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank A.G. Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

           R. Stephen Doyle              Chairman of the Board of Directors
           Mark B. Geist                 Vice Chairman and Director of MAM, LLC
           F. Scott Tuck                 Chief Executive Office of MAM, LLC
           William Stevens               President of MAM, LLC

           The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Neue Mainzer Strasse 32-36, Frankfurt am Main, Germany.

           Heinz Josef Hockmann          Director of MAM, LLC
           Dietrich-Kurt Frowein         Director of MAM, LLC
           Andreas Kleffel               Director of MAM, LLC

Item 27.   Principal Underwriter

           (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.

                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc.
                  American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  BJB Investment Funds
                  The Brinson Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Equity Funds, Inc.
                  Founders Funds, Inc.
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds
                  J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  JPM Series Trust
                  JPM   Series   Trust   II   LaSalle   Partners   Funds,   Inc.
                  Kobrick-Cendant Investment Trust Merrimac Series Monetta Fund, Inc. Monetta Trust The Montgomery Funds The Montgomery Funds II The Munder Framlington Funds Trust The Munder Funds Trust The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Orbitex Group of Funds
                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  Waterhouse Investors Family of Funds, Inc.
                  WEBS Index Fund, Inc.

                  The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

           (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

         Director, President and Chief Executive Officer   Marie E. Connolly
         Executive Vice President                          George A. Rio
         Executive Vice President                          Donald R. Roberson
         Executive Vice President                          William S. Nichols
         Senior Vice President, General Counsel, Chief     Margaret W. Chambers

             Compliance Officer, Secretary and Clerk
         Senior Vice President                             Michael S. Petrucelli
         Director, Senior Vice President, Treasurer and    Joseph F. Tower, III
           Chief Financial Officer

         Senior Vice President                             Paula R. David
         Senior Vice President                             Allen B. Closser
         Senior Vice President                             Bernard A. Whalen
         Chairman and Director                             William J. Nutt

           (c)   Not Applicable.

Item 28.   Location of Accounts and Records.

           The accounts,  books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9),
(10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 29.   Management Services.

           There are no management-related service contracts not discussed in Parts A and B.

Item 30.   Undertakings.

           (a)   Not applicable.

           (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to shareholders, upon request and without charge.

           (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 30th day of August, 2001.

                              THE MONTGOMERY FUNDS

                              By:    George A. Rio*
                                     --------------
                                     George A. Rio
                                     President and Principal Executive Officer;
                                     Treasurer and Principal Financial and
                                     Accounting Officer

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


George A. Rio*               President and                       August 30, 2001
--------------               Principal Executive Officer,
George A. Rio                Treasurer and Principal
                             Financial and Accounting
                             Officer


R. Stephen Doyle *           Chairman of the                     August 30, 2001
------------------           Board of Trustees
R. Stephen Doyle


Andrew Cox *                 Trustee                             August 30, 2001
------------
Andrew Cox


Cecilia H. Herbert *         Trustee                             August 30, 2001
--------------------
Cecilia H. Herbert


John A. Farnsworth *         Trustee                             August 30, 2001
--------------------
John A. Farnsworth



* By:  /s/ Julie Allecta
       Julie Allecta, Attorney-in-Fact
       pursuant to Power of Attorney previously filed.